UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08961
TIAA-CREF Life Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Rachael M. Zufall, Esq.
TIAA-CREF Life Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262-8500

(Name and address of agent for service)
Registrant’s telephone number, including area code: (704) 595‑1000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2024

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Balanced Fund
(Formerly known as TIAA-CREF Life Balanced Fund)
TLBAX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)(1)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$5	0.10%
(1) These costs do not include the expenses of the underlying funds in which the Fund invests.
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$66,719,164

Total number of portfolio holdings	8

Portfolio turnover (%)	5%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V864_SAR_0624 3707287‑INV‑B‑08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Core Bond Fund
(Formerly known as TIAA-CREF Life Core Bond Fund)
TLBDX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$18	0.35%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$199,235,006

Total number of portfolio holdings	1,016

Portfolio turnover (%)	44%

1

What did the Fund invest in? (as of June 30, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V880_SAR_0624 3707307-INV-B-08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Core Equity Fund
(Formerly known as TIAA-CREF Life Growth & Income Fund)
TLGWX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$26	0.51%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$210,732,475

Total number of portfolio holdings	54

Portfolio turnover (%)	23%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V302_SAR_0624 3707323-INV-B-08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Growth Equity Fund
(Formerly known as TIAA-CREF Life Growth Equity Fund)
TLGQX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$26	0.52%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$179,424,439

Total number of portfolio holdings	60

Portfolio turnover (%)	12%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V104_SAR_0624 3707346-INV-B-08/25

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Semi-Annual Shareholder Report June 30, 2024

Nuveen Life International Equity Fund
(Formerly known as TIAA-CREF Life International Equity Fund)
TLINX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$30	0.60%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$147,786,210

Total number of portfolio holdings	67

Portfolio turnover (%)	6%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V203_SAR_0624 3707354‑INV‑B‑08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Large Cap Responsible Equity Fund
(Formerly known as TIAA-CREF Life Social Choice Equity Fund)
TLCHX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$11	0.22%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$95,295,451

Total number of portfolio holdings	151

Portfolio turnover (%)	34%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V500_SAR_0624 3707361‑INV‑B‑08/25

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Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Large Cap Value Fund
(Formerly known as TIAA-CREF Life Large-Cap Value Fund)
TLLVX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$26	0.52%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$82,701,939

Total number of portfolio holdings	87

Portfolio turnover (%)	11%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V609_SAR_0624 3707375-INV-B-08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Money Market Fund
(Formerly known as TIAA-CREF Life Money Market Fund)
TLMXX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$8	0.15%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$134,070,693

Total number of portfolio holdings	71

Portfolio turnover (%)	0%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V872_SAR_0624 3707388‑INV‑B‑08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Real Estate Securities Select Fund
(Formerly known as TIAA-CREF Life Real Estate Securities Fund)
TLRSX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$29	0.58%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$63,702,289

Total number of portfolio holdings	37

Portfolio turnover (%)	10%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V807_SAR_0624 3707398-INV-B-08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Small Cap Equity Fund
(Formerly known as TIAA-CREF Life Small‑Cap Equity Fund)
TLEQX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842-2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$27	0.53%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$65,422,691

Total number of portfolio holdings	389

Portfolio turnover (%)	39%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V708_SAR_0624 3707407‑INV‑B‑08/25

2

Semi-Annual Shareholder Report June 30, 2024

Nuveen Life Stock Index Fund
(Formerly known as TIAA-CREF Life Stock Index Fund)
TLSTX

Semi-Annual Report
This semi-annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$5	0.09%
* This cost is annualized.

Fund Statistics (as of June 30, 2024)

Fund net assets	$837,908,611

Total number of portfolio holdings	2,700

Portfolio turnover (%)	1%

What did the Fund invest in? (as of June 30, 2024)

1

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.tiaa.org/public/prospectuses/, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 842‑2252.

87244V401_SAR_0624 3707418‑INV‑B‑08/25

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Balanced Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
NUVEEN LIFE FUNDS—99.9%(a)
FIXED INCOME—49.8%
3,620,866
Nuveen Life Core Bond Fund $ 33,239,547
TOTAL FIXED INCOME 33,239,547
INTERNATIONAL EQUITY—9.9%
660,503
Nuveen Life International Equity Fund 6,591,818
TOTAL INTERNATIONAL EQUITY 6,591,818
U.S. EQUITY—40.2%
308,203
Nuveen Life Core Equity Fund 6,684,912
314,487
Nuveen Life Growth Equity Fund 6,657,699
269,306
Nuveen Life Large Cap Value Fund 5,394,204
102,404
Nuveen Life Real Estate Securities Select Fund 1,355,830
92,218
Nuveen Life Small Cap Equity Fund 1,339,928
121,122
Nuveen Life Stock Index Fund 5,385,104
TOTAL U.S. EQUITY 26,817,677
TOTAL AFFILIATED INVESTMENT COMPANIES 66,649,042
(Cost $55,146,655)
TOTAL INVESTMENTS—99.9% 66,649,042
(Cost $55,146,655)
OTHER ASSETS & LIABILITIES, NET—0.1% 70,122
NET ASSETS—100.0% $ 66,719,164
(a)
The Fund invests its assets in the affiliated Nuveen Life Funds.

Portfolio of Investments
Core Bond Fund June 30, 2024

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.0%
BANK LOAN OBLIGATIONS - 1.5%
CAPITAL GOODS - 0.1%
$ 62,001 (a) Centuri Group, Inc TSFR1M + 2.500% 7.958% 08/27/28 $ 62,087
94,589 (a) TransDigm, Inc TSFR3M + 0.028% 8.085 03/22/30 94,875
TOTAL CAPITAL GOODS 156,962
COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
70,043 (a) Dun & Bradstreet Corp TSFR1M + 2.750% 8.096 01/18/29 70,174
36,440 (a) EAB Global, Inc TSFR1M + 3.500% 8.944 08/16/28 36,449
20,977 (a) GFL Environmental, Inc TSFR3M + 2.500% 7.826 05/31/27 21,044
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 127,667
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.0%
62,109 (a) CNT Holdings I Corp TSFR3M + 3.500% 8.830 11/08/27 62,333
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 62,333
CONSUMER SERVICES - 0.1%
37,213 (a) 1011778 BC ULC TSFR1M + 0.018% 7.578 09/20/30 37,166
232,049 (a) Motion Finco Sarl TSFR3M + 0.035% 8.835 11/12/29 232,397
TOTAL CONSUMER SERVICES 269,563
ENERGY - 0.0%
19,695 (a) Oryx Midstream Services Permian Basin LLC TSFR1M + 3.000% 8.441 10/05/28 19,732
TOTAL ENERGY 19,732
FINANCIAL SERVICES - 0.0%
39,488 (a) Trans Union LLC TSFR1M + 2.000% 7.344 12/01/28 39,548
TOTAL FINANCIAL SERVICES 39,548
FOOD, BEVERAGE & TOBACCO - 0.0%
57,101 (a) Triton Water Holdings, Inc TSFR3M + 3.250% 8.846 03/31/28 57,186
TOTAL FOOD, BEVERAGE & TOBACCO 57,186
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
96,858 (a) Global Medical Response, Inc TSFR1M + 5.500% 10.848 10/31/28 94,000
37,918 (a) ICU Medical, Inc TSFR3M + 2.500% 7.985 01/08/29 37,992
34,541 (a) Medline Borrower LP TSFR1M + 2.750% 8.094 10/23/28 34,649
86,916 (a) Phoenix Newco, Inc TSFR1M + 3.250% 8.708 11/15/28 87,201
514,184 (a) Surgery Center Holdings, Inc TSFR1M + 0.028% 8.089 12/19/30 516,146
TOTAL HEALTH CARE EQUIPMENT & SERVICES 769,988
INSURANCE - 0.3%
434,030 (a) BroadStreet Partners, Inc TSFR1M + 3.250% 8.594 06/13/31 433,379
99,741 (a) Ryan Specialty Group LLC TSFR1M + 2.500% 8.094 09/01/27 100,376
37,924 (a) USI, Inc TSFR3M + 0.028% 8.085 09/27/30 37,972
TOTAL INSURANCE 571,727
MATERIALS - 0.1%
54,716 (a) Clydesdale Acquisition Holdings, Inc TSFR1M + 3.680% 9.119 04/13/29 54,903
47,129 (a) Ecovyst Catalyst Technologies LLC TSFR3M + 2.500% 7.930 06/09/28 47,175
14,772 (a) TricorBraun Holdings, Inc TSFR1M + 3.250% 8.708 03/03/28 14,767
TOTAL MATERIALS 116,845
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
2,528 (a) Cushman & Wakefield plc TSFR1M + 2.750% 8.208 08/21/25 2,533
50,542 (a) Cushman & Wakefield US Borrower LLC TSFR1M + 0.033% 8.679 01/31/30 50,605
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 53,138
SOFTWARE & SERVICES - 0.1%
34,519 (a) Boxer Parent Co, Inc TSFR1M + 4.000% 9.344 12/29/28 34,633
19,051 (a) Camelot US Acquisition LLC TSFR1M + 2.750% 8.094 01/31/31 19,108
34,017 (a) Epicor Software Corp TSFR1M + 0.053% 8.594 05/30/31 34,201
37,918 (a) Instructure Holdings, Inc TSFR3M + 2.750% 8.355 10/30/28 37,942

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 80,790 (a) Rackspace Finance LLC TSFR1M + 0.053% 8.186% 05/15/28 $ 37,279
17,596 (a) Rackspace Finance LLC TSFR1M + 0.053% 11.692 05/15/28 17,871
38,019 (a) Sedgwick Claims Management Services, Inc TSFR1M + 3.500% 9.094 02/24/28 38,108
57,324 (a) UKG, Inc TSFR1M + 3.250% 8.576 02/10/31 57,606
TOTAL SOFTWARE & SERVICES 276,748
TELECOMMUNICATION SERVICES - 0.0%
50,000 (a) Virgin Media Bristol LLC TSFR1M + 2.500% 8.656 03/31/31 47,901
TOTAL TELECOMMUNICATION SERVICES 47,901
TRANSPORTATION - 0.1%
77,306 (a) Air Canada TSFR3M + 2.500% 7.847 03/21/31 77,512
15,000 (a) Mileage Plus Holdings LLC TSFR3M + 0.053% 10.744 06/21/27 15,324
53,659 (a) SkyMiles IP Ltd TSFR3M + 3.750% 9.075 10/20/27 55,022
TOTAL TRANSPORTATION 147,858
UTILITIES - 0.2%
163,712 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.818 05/17/30 165,758
133,944 (a) Talen Energy Supply LLC TSFR3M + 0.035% 8.827 05/17/30 135,619
TOTAL UTILITIES 301,377
TOTAL BANK LOAN OBLIGATIONS 3,018,573
(Cost $2,998,808)
CORPORATE BONDS - 34.5%
AUTOMOBILES & COMPONENTS - 1.2%
70,000 (b) Clarios Global LP 6.750 05/15/28 70,844
5,000 Dana, Inc 5.375 11/15/27 4,887
25,000 Dana, Inc 4.250 09/01/30 21,824
200,000 Ford Motor Credit Co LLC 6.950 03/06/26 203,230
200,000 Ford Motor Credit Co LLC 7.350 03/06/30 211,659
200,000 (b),(c) Ford Otomotiv Sanayi AS. 7.125 04/25/29 201,820
100,000 General Motors Co 6.125 10/01/25 100,520
350,000 General Motors Financial Co, Inc 2.750 06/20/25 340,196
50,000 General Motors Financial Co, Inc 6.050 10/10/25 50,180
275,000 General Motors Financial Co, Inc 5.000 04/09/27 272,193
75,000 (c) General Motors Financial Co, Inc 5.850 04/06/30 75,918
50,000 General Motors Financial Co, Inc 5.750 02/08/31 50,133
300,000 General Motors Financial Co, Inc 5.600 06/18/31 297,755
100,000 Goodyear Tire & Rubber Co 5.250 04/30/31 91,738
200,000 (b) Hyundai Capital Services, Inc 2.125 04/24/25 194,397
150,000 (b) ZF North America Capital, Inc 6.875 04/14/28 152,902
TOTAL AUTOMOBILES & COMPONENTS 2,340,196
BANKS - 7.6%
200,000 (b) Banco de Credito e Inversiones S.A. 2.875 10/14/31 170,636
200,000 (b) Banco del Estado de Chile 7.950 N/A(d) 206,600
200,000 Banco Santander S.A. 6.350 03/14/34 200,143
200,000 Banco Santander S.A. 9.625 N/A(d) 221,701
200,000 Bancolombia S.A. 8.625 12/24/34 204,250
200,000 (b) Bangkok Bank PCL 3.466 09/23/36 166,352
200,000 (b) Bank Hapoalim BM 3.255 01/21/32 179,570
200,000 (b) Bank Leumi Le-Israel BM 3.275 01/29/31 185,056
1,000,000 Bank of America Corp 2.592 04/29/31 864,616
700,000 Bank of America Corp 5.288 04/25/34 692,653
350,000 Bank of America Corp 5.468 01/23/35 349,646
350,000 Bank of America Corp 2.676 06/19/41 244,540
400,000 Bank of America Corp 6.100 N/A(d) 398,834
55,000 Bank of Montreal 3.803 12/15/32 51,676
200,000 Barclays plc 3.330 11/24/42 143,594
200,000 Barclays plc 9.625 N/A(d) 216,818
200,000 (b) BBVA Bancomer S.A. 8.450 06/29/38 206,135
150,000 (b) BNP Paribas S.A. 2.819 11/19/25 148,132

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 (b) BNP Paribas S.A. 1.904% 09/30/28 $ 267,834
200,000 (b) BNP Paribas S.A. 7.750 N/A(d) 201,703
200,000 (b) BNP Paribas S.A. 7.375 N/A(d) 199,501
350,000 CitiBank NA 5.570 04/30/34 355,567
150,000 Citigroup, Inc 3.200 10/21/26 143,051
125,000 Citigroup, Inc 4.300 11/20/26 121,931
80,000 Citigroup, Inc 4.125 07/25/28 76,794
140,000 Citigroup, Inc 2.572 06/03/31 120,165
775,000 Citigroup, Inc 6.270 11/17/33 811,683
175,000 Citigroup, Inc 7.625 N/A(d) 182,206
100,000 Citigroup, Inc 4.000 N/A(d) 95,768
325,000 (b) Cooperatieve Rabobank UA 1.339 06/24/26 311,308
200,000 (b) Credit Agricole S.A. 8.125 N/A(d) 202,940
150,000 Deutsche Bank AG. 5.371 09/09/27 150,254
150,000 Deutsche Bank AG. 6.819 11/20/29 155,998
200,000 HSBC Holdings plc 4.292 09/12/26 196,486
50,000 HSBC Holdings plc 2.013 09/22/28 44,903
225,000 HSBC Holdings plc 7.390 11/03/28 237,941
200,000 (c) HSBC Holdings plc 8.000 N/A(d) 210,050
550,000 HSBC Holdings plc 6.000 N/A(d) 531,079
200,000 ING Groep NV 6.500 N/A(d) 197,805
200,000 JPMorgan Chase & Co 2.301 10/15/25 197,990
125,000 JPMorgan Chase & Co 4.323 04/26/28 121,942
400,000 JPMorgan Chase & Co 5.581 04/22/30 406,336
275,000 JPMorgan Chase & Co 3.702 05/06/30 257,133
75,000 JPMorgan Chase & Co 1.953 02/04/32 61,004
125,000 JPMorgan Chase & Co 4.912 07/25/33 121,405
650,000 JPMorgan Chase & Co 5.350 06/01/34 647,120
100,000 JPMorgan Chase & Co 6.254 10/23/34 106,061
300,000 JPMorgan Chase & Co 5.766 04/22/35 307,802
50,000 JPMorgan Chase & Co 2.525 11/19/41 34,064
250,000 JPMorgan Chase & Co 3.157 04/22/42 186,038
160,000 JPMorgan Chase & Co 3.650 N/A(d) 151,338
100,000 JPMorgan Chase & Co 5.000 N/A(d) 99,714
363,000 JPMorgan Chase & Co 6.100 N/A(d) 363,353
175,000 JPMorgan Chase & Co 6.875 N/A(d) 180,751
200,000 Lloyds Banking Group plc 7.500 N/A(d) 199,928
250,000 M&T Bank Corp 3.500 N/A(d) 208,625
250,000 (b) NBK SPC Ltd 1.625 09/15/27 229,688
125,000 PNC Financial Services Group, Inc 6.200 N/A(d) 124,514
200,000 Toronto-Dominion Bank 4.285 09/13/24 199,344
100,000 Toronto-Dominion Bank 3.625 09/15/31 95,202
200,000 Truist Financial Corp 4.950 N/A(d) 195,905
100,000 US Bancorp 4.839 02/01/34 94,804
375,000 Wells Fargo & Co 2.393 06/02/28 345,371
100,000 Wells Fargo & Co 6.303 10/23/29 103,771
125,000 (c) Wells Fargo & Co 7.625 N/A(d) 133,113
250,000 Wells Fargo & Co 3.900 N/A(d) 239,231
TOTAL BANKS 15,077,466
CAPITAL GOODS - 1.1%
25,000 (b) Beacon Roofing Supply, Inc 6.500 08/01/30 25,225
450,000 Boeing Co 2.196 02/04/26 422,944
75,000 Boeing Co 5.705 05/01/40 69,147
300,000 Boeing Co 5.805 05/01/50 270,360
50,000 (b) Chart Industries, Inc 7.500 01/01/30 51,668
62,000 (b) H&E Equipment Services, Inc 3.875 12/15/28 55,941
200,000 Honeywell International, Inc 5.250 03/01/54 194,071
150,000 L3Harris Technologies, Inc 5.400 07/31/33 149,527
50,000 Lockheed Martin Corp 1.850 06/15/30 42,121
100,000 Lockheed Martin Corp 5.200 02/15/64 94,546
175,000 Northrop Grumman Corp 3.250 01/15/28 164,811

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 175,000 Raytheon Technologies Corp 4.125% 11/16/28 $ 168,455
50,000 Raytheon Technologies Corp 2.250 07/01/30 42,703
150,000 Raytheon Technologies Corp 6.000 03/15/31 156,247
200,000 (b) Sociedad Quimica y Minera de Chile S.A. 6.500 11/07/33 208,985
80,000 (b) TransDigm, Inc 6.875 12/15/30 81,668
15,000 (b) WESCO Distribution, Inc 7.250 06/15/28 15,269
55,000 (b) Windsor Holdings III LLC 8.500 06/15/30 57,403
TOTAL CAPITAL GOODS 2,271,091
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
40,000 (b) ADT Corp 4.875 07/15/32 36,732
15,000 (b) ASGN, Inc 4.625 05/15/28 14,146
35,000 (b) Garda World Security Corp 7.750 02/15/28 35,647
65,000 (b) GFL Environmental, Inc 5.125 12/15/26 64,372
200,000 (b) GTCR W-2 MERGER SUB LLC 7.500 01/15/31 208,531
50,000 (b) Prime Security Services Borrower LLC 5.750 04/15/26 49,620
26,000 (b) Prime Security Services Borrower LLC 3.375 08/31/27 24,057
70,000 (b) Prime Security Services Borrower LLC 6.250 01/15/28 68,980
75,000 Verisk Analytics, Inc 3.625 05/15/50 53,934
100,000 Waste Management, Inc 2.500 11/15/50 59,799
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 615,818
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.6%
25,000 (b) Asbury Automotive Group, Inc 4.625 11/15/29 23,107
50,000 (b) Asbury Automotive Group, Inc 5.000 02/15/32 45,300
100,000 AutoZone, Inc 1.650 01/15/31 80,204
150,000 Home Depot, Inc 4.950 06/25/34 148,437
32,000 Kohl's Corp 4.625 05/01/31 26,769
80,000 (b) LCM Investments Holdings II LLC 4.875 05/01/29 74,778
40,000 (b) LCM Investments Holdings II LLC 8.250 08/01/31 41,739
45,000 (b) Lithia Motors, Inc 4.625 12/15/27 42,926
175,000 Lowe's Cos, Inc 4.250 04/01/52 137,536
50,000 (b) Macy's Retail Holdings LLC 6.125 03/15/32 47,748
38,000 (b) Magic Mergeco, Inc 5.250 05/01/28 30,400
125,000 O'Reilly Automotive, Inc 3.600 09/01/27 119,082
250,000 O'Reilly Automotive, Inc 1.750 03/15/31 201,442
200,000 (b) Prosus NV 4.193 01/19/32 176,429
15,000 (b) Wand NewCo 3, Inc 7.625 01/30/32 15,492
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,211,389
CONSUMER DURABLES & APPAREL - 0.0%
50,000 Newell Brands, Inc 6.375 09/15/27 49,307
TOTAL CONSUMER DURABLES & APPAREL 49,307
CONSUMER SERVICES - 0.3%
150,000 (b) Churchill Downs, Inc 6.750 05/01/31 150,812
6,000 (b) Hilton Domestic Operating Co, Inc 5.750 05/01/28 5,970
74,000 (b) Hilton Domestic Operating Co, Inc 3.625 02/15/32 64,038
100,000 (b) Hilton Grand Vacations Borrower Escrow LLC 6.625 01/15/32 100,468
20,000 (b) International Game Technology plc 4.125 04/15/26 19,470
60,000 (b) International Game Technology plc 6.250 01/15/27 60,196
20,000 (b) Light & Wonder International, Inc 7.500 09/01/31 20,665
25,000 (b),(c) Marriott Ownership Resorts, Inc 4.500 06/15/29 22,972
50,000 (b) NCL Corp Ltd 5.875 03/15/26 49,431
TOTAL CONSUMER SERVICES 494,022
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
70,000 (b) Albertsons Cos, Inc 6.500 02/15/28 70,332
60,000 Kroger Co 3.875 10/15/46 45,207
50,000 SYSCO Corp 6.000 01/17/34 52,481
100,000 SYSCO Corp 3.150 12/14/51 65,434
100,000 Walmart, Inc 1.050 09/17/26 92,184
200,000 Walmart, Inc 1.800 09/22/31 164,787

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 175,000 Walmart, Inc 4.500% 04/15/53 $ 154,895
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 645,320
ENERGY - 3.6%
100,000 (b) Antero Midstream Partners LP 6.625 02/01/32 100,900
19,000 (b) Archrock Partners LP 6.250 04/01/28 18,817
100,000 Cenovus Energy, Inc 2.650 01/15/32 82,708
150,000 Cheniere Energy Partners LP 3.250 01/31/32 128,029
150,000 (b) Cheniere Energy Partners LP 5.750 08/15/34 150,598
35,000 (b) Civitas Resources, Inc 8.375 07/01/28 36,674
30,000 (b) Civitas Resources, Inc 8.625 11/01/30 32,167
40,000 (b) Civitas Resources, Inc 8.750 07/01/31 42,838
65,000 (b) CNX Resources Corp 7.250 03/01/32 66,259
150,000 Diamondback Energy, Inc 4.400 03/24/51 119,812
35,000 (b) DT Midstream, Inc 4.125 06/15/29 32,335
30,000 (b) DT Midstream, Inc 4.375 06/15/31 27,325
45,000 Ecopetrol S.A. 6.875 04/29/30 43,221
200,000 Ecopetrol S.A. 4.625 11/02/31 163,690
250,000 Enbridge, Inc 5.700 03/08/33 251,966
150,000 Enbridge, Inc 5.750 07/15/80 141,548
33,000 (b) Energean Israel Finance Ltd 4.875 03/30/26 31,102
100,000 Energy Transfer LP 2.900 05/15/25 97,548
150,000 Energy Transfer LP 4.950 06/15/28 148,018
100,000 Energy Transfer LP 6.550 12/01/33 105,978
50,000 Energy Transfer LP 5.550 05/15/34 49,484
25,000 Energy Transfer LP 5.400 10/01/47 22,365
100,000 Energy Transfer LP 6.250 04/15/49 99,479
125,000 Energy Transfer LP 5.000 05/15/50 106,102
150,000 Energy Transfer LP 5.950 05/15/54 146,065
100,000 Energy Transfer Operating LP 5.500 06/01/27 100,284
6,000 (b) EnLink Midstream LLC 5.625 01/15/28 5,964
100,000 Enterprise Products Operating LLC 3.700 02/15/26 97,429
100,000 Enterprise Products Operating LLC 4.250 02/15/48 81,738
100,000 Enterprise Products Operating LLC 4.200 01/31/50 80,185
100,000 Enterprise Products Operating LLC 3.200 02/15/52 66,448
25,000 Enterprise Products Operating LLC 3.300 02/15/53 16,837
100,000 (b) EQM Midstream Partners LP 4.500 01/15/29 94,372
35,000 (b) EQM Midstream Partners LP 6.375 04/01/29 35,354
25,000 (b) EQT Corp 3.125 05/15/26 23,890
200,000 (b) Galaxy Pipeline Assets Bidco Ltd 2.625 03/31/36 162,500
50,000 Genesis Energy LP 8.000 01/15/27 51,123
50,000 Genesis Energy LP 8.250 01/15/29 51,617
10,000 (b) Hilcorp Energy I LP 5.750 02/01/29 9,677
25,000 (b) Hilcorp Energy I LP 6.000 04/15/30 24,149
9,000 (b) Hilcorp Energy I LP 6.000 02/01/31 8,590
100,000 (b) Hilcorp Energy I LP 8.375 11/01/33 106,576
100,000 (b) Kinetik Holdings LP 6.625 12/15/28 101,596
40,000 (b) Kodiak Gas Services LLC 7.250 02/15/29 41,003
275,000 Marathon Oil Corp 5.300 04/01/29 276,131
75,000 Marathon Petroleum Corp 3.800 04/01/28 71,466
100,000 Marathon Petroleum Corp 5.000 09/15/54 84,908
450,000 MPLX LP 2.650 08/15/30 387,780
125,000 MPLX LP 4.700 04/15/48 102,818
34,000 Murphy Oil Corp 5.875 12/01/27 33,958
33,000 Occidental Petroleum Corp 5.500 12/01/25 32,916
200,000 (b) Oleoducto Central S.A. 4.000 07/14/27 185,379
100,000 ONEOK, Inc 4.500 03/15/50 79,098
67,000 (b) Parkland Corp 4.500 10/01/29 61,325
200,000 (b) Pertamina Persero PT 1.400 02/09/26 186,795
100,000 Petroleos Mexicanos 5.950 01/28/31 80,586
67,000 Petroleos Mexicanos 6.700 02/16/32 56,098
200,000 (b) Petronas Energy Canada Ltd 2.112 03/23/28 180,205

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 Phillips 66 2.150% 12/15/30 $ 167,060
100,000 Phillips 66 3.300 03/15/52 65,378
200,000 (b) Qatar Petroleum 2.250 07/12/31 167,021
175,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 175,701
200,000 (b) Saudi Arabian Oil Co 2.250 11/24/30 168,371
125,000 Sunoco Logistics Partners Operations LP 4.000 10/01/27 120,008
23,000 Sunoco LP 4.500 05/15/29 21,510
25,000 Targa Resources Partners LP 6.500 07/15/27 25,178
150,000 TotalEnergies Capital International S.A. 3.127 05/29/50 101,140
50,000 TotalEnergies Capital S.A. 5.488 04/05/54 49,308
75,000 TotalEnergies Capital S.A. 5.638 04/05/64 74,264
200,000 TransCanada Trust 5.500 09/15/79 183,546
18,000 (b) Transocean, Inc 8.750 02/15/30 18,898
25,000 USA Compression Partners LP 6.875 09/01/27 25,047
100,000 (b) Venture Global Calcasieu Pass LLC 4.125 08/15/31 89,736
90,000 (b) Venture Global LNG, Inc 8.125 06/01/28 92,719
100,000 (b) Venture Global LNG, Inc 9.875 02/01/32 108,842
300,000 Williams Cos, Inc 5.650 03/15/33 302,737
TOTAL ENERGY 7,180,287
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
150,000 Agree LP 2.000 06/15/28 132,497
100,000 Alexandria Real Estate Equities, Inc 3.950 01/15/28 95,726
100,000 Alexandria Real Estate Equities, Inc 4.900 12/15/30 97,869
100,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 75,233
100,000 American Tower Corp 2.950 01/15/25 98,435
50,000 American Tower Corp 3.375 10/15/26 47,752
150,000 American Tower Corp 3.800 08/15/29 139,423
175,000 American Tower Corp 2.900 01/15/30 154,273
50,000 American Tower Corp 2.100 06/15/30 41,893
50,000 American Tower Corp 1.875 10/15/30 40,707
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 197,825
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 89,223
50,000 CubeSmart LP 2.250 12/15/28 44,026
150,000 Essential Properties LP 2.950 07/15/31 123,405
50,000 Essex Portfolio LP 3.000 01/15/30 44,413
110,000 Extra Space Storage LP 2.400 10/15/31 90,375
175,000 Healthcare Realty Holdings LP 3.875 05/01/25 171,644
125,000 Healthcare Realty Holdings LP 3.500 08/01/26 119,744
50,000 Healthcare Realty Holdings LP 3.100 02/15/30 43,722
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 82,409
100,000 Healthcare Realty Holdings LP 2.050 03/15/31 77,379
100,000 Highwoods Realty LP 3.875 03/01/27 94,814
50,000 Highwoods Realty LP 2.600 02/01/31 39,942
155,000 (b) Iron Mountain, Inc 7.000 02/15/29 157,727
100,000 Kimco Realty OP LLC 3.250 08/15/26 95,203
50,000 Kite Realty Group LP 5.500 03/01/34 48,884
100,000 Kite Realty Group Trust 4.750 09/15/30 95,516
200,000 Mid-America Apartments LP 2.750 03/15/30 177,002
100,000 Mid-America Apartments LP 1.700 02/15/31 80,235
100,000 Mid-America Apartments LP 2.875 09/15/51 61,884
67,000 MPT Operating Partnership LP 3.500 03/15/31 43,658
100,000 NNN REIT, Inc 5.600 10/15/33 99,497
50,000 Regency Centers LP 3.900 11/01/25 48,862
100,000 Regency Centers LP 3.600 02/01/27 95,986
100,000 Regency Centers LP 2.950 09/15/29 89,769
87,000 SITE Centers Corp 3.625 02/01/25 85,845
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 3,322,797
FINANCIAL SERVICES - 2.6%
250,000 AerCap Ireland Capital DAC 3.000 10/29/28 227,193
150,000 AerCap Ireland Capital DAC 3.850 10/29/41 117,310

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 225,000 Bank of New York Mellon Corp 4.700 % N/A(d) $ 221,032
185,000 (c) Capital One Financial Corp 3.950 N/A(d) 170,247
200,000 Charles Schwab Corp 5.375 N/A(d) 197,755
30,000 (b) Compass Group Diversified Holdings LLC 5.250 04/15/29 28,454
100,000 (b) Corebridge Financial, Inc 6.050 09/15/33 102,556
75,000 Corebridge Financial, Inc 5.750 01/15/34 75,498
200,000 Deutsche Bank AG. 6.000 N/A(d) 189,308
150,000 Discover Bank 2.450 09/12/24 148,953
250,000 Discover Bank 2.700 02/06/30 214,605
100,000 (b) Equitable Financial Life Global Funding 1.400 07/07/25 95,797
85,000 (b) FirstCash, Inc 6.875 03/01/32 84,989
80,000 Fiserv, Inc 3.500 07/01/29 73,962
100,000 Fiserv, Inc 5.450 03/15/34 99,374
200,000 Goldman Sachs Group, Inc 3.500 04/01/25 196,941
300,000 Goldman Sachs Group, Inc 4.482 08/23/28 293,194
150,000 Goldman Sachs Group, Inc 5.851 04/25/35 153,649
50,000 Goldman Sachs Group, Inc 4.411 04/23/39 44,212
100,000 Goldman Sachs Group, Inc 3.436 02/24/43 75,515
150,000 Goldman Sachs Group, Inc 7.500 N/A(d) 157,157
40,000 (b) HAT Holdings I LLC 8.000 06/15/27 41,586
50,000 Icahn Enterprises LP 5.250 05/15/27 46,931
38,000 Icahn Enterprises LP 4.375 02/01/29 32,492
200,000 (b),(c) Indian Railway Finance Corp Ltd 3.249 02/13/30 179,868
150,000 Morgan Stanley 2.720 07/22/25 149,718
125,000 Morgan Stanley 2.188 04/28/26 121,393
475,000 Morgan Stanley 3.125 07/27/26 454,118
100,000 Morgan Stanley 5.449 07/20/29 100,617
250,000 Morgan Stanley 5.250 04/21/34 246,089
100,000 Morgan Stanley 5.424 07/21/34 99,496
75,000 Morgan Stanley 5.831 04/19/35 76,881
50,000 Navient Corp 5.500 03/15/29 45,651
60,000 Northern Trust Corp 4.600 N/A(d) 58,065
15,000 (b) PennyMac Financial Services, Inc 7.875 12/15/29 15,468
15,000 Springleaf Finance Corp 5.375 11/15/29 14,068
175,000 State Street Corp 6.700 N/A(d) 176,043
150,000 UBS Group AG. 3.750 03/26/25 147,930
125,000 (b) UBS Group AG. 1.305 02/02/27 116,537
200,000 (b) UBS Group AG. 3.179 02/11/43 142,645
50,000 Visa, Inc 2.700 04/15/40 36,433
TOTAL FINANCIAL SERVICES 5,269,730
FOOD, BEVERAGE & TOBACCO - 1.4%
75,000 Anheuser-Busch Cos LLC 4.700 02/01/36 71,503
200,000 Anheuser-Busch Cos LLC 4.900 02/01/46 184,392
380,000 Anheuser-Busch InBev Worldwide, Inc 4.750 01/23/29 377,845
325,000 Anheuser-Busch InBev Worldwide, Inc 5.000 06/15/34 322,496
200,000 BAT Capital Corp 2.259 03/25/28 179,194
100,000 BAT Capital Corp 4.906 04/02/30 97,466
200,000 BAT International Finance plc 4.448 03/16/28 193,624
200,000 (b) Bimbo Bakeries USA, Inc 6.050 01/15/29 205,565
175,000 (b) Cia Cervecerias Unidas S.A. 3.350 01/19/32 152,175
100,000 Constellation Brands, Inc 4.400 11/15/25 98,612
100,000 Constellation Brands, Inc 3.700 12/06/26 96,620
100,000 Constellation Brands, Inc 3.150 08/01/29 90,690
100,000 Constellation Brands, Inc 2.875 05/01/30 88,253
100,000 Constellation Brands, Inc 2.250 08/01/31 82,081
100,000 Diageo Capital plc 2.125 10/24/24 98,894
100,000 Kraft Heinz Foods Co 4.375 06/01/46 81,328
300,000 Philip Morris International, Inc 5.250 02/13/34 294,320
35,000 (b) Post Holdings, Inc 6.250 02/15/32 35,045

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 75,000 (b) Primo Water Holdings, Inc 4.375% 04/30/29 $ 69,095
TOTAL FOOD, BEVERAGE & TOBACCO 2,819,198
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
50,000 Boston Scientific Corp 2.650 06/01/30 43,890
35,000 Centene Corp 2.450 07/15/28 31,074
180,000 Centene Corp 3.000 10/15/30 153,912
40,000 (b) CHS 5.250 05/15/30 32,980
55,000 Cigna Group 3.200 03/15/40 40,684
300,000 CVS Health Corp 4.780 03/25/38 267,845
150,000 CVS Health Corp 5.050 03/25/48 129,241
50,000 (b) DaVita, Inc 4.625 06/01/30 45,181
100,000 Elevance Health, Inc 2.250 05/15/30 85,684
100,000 Elevance Health, Inc 5.125 02/15/53 91,981
160,000 HCA, Inc 5.625 09/01/28 161,427
350,000 HCA, Inc 3.625 03/15/32 308,302
300,000 Humana, Inc 2.150 02/03/32 239,374
50,000 Humana, Inc 5.875 03/01/33 50,862
100,000 McKesson Corp 5.100 07/15/33 99,779
10,000 Tenet Healthcare Corp 4.625 06/15/28 9,510
80,000 Tenet Healthcare Corp 4.375 01/15/30 74,157
240,000 UnitedHealth Group, Inc 2.300 05/15/31 201,377
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,067,260
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
75,000 Church & Dwight Co, Inc 2.300 12/15/31 62,376
40,000 (b) Coty, Inc 6.625 07/15/30 40,592
250,000 Haleon US Capital LLC 3.375 03/24/27 238,558
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 341,526
INSURANCE - 1.7%
62,000 (b) Acrisure LLC 4.250 02/15/29 56,320
85,000 (b) Alliant Holdings Intermediate LLC 6.750 04/15/28 85,135
200,000 (b) Allianz SE 6.350 09/06/53 205,850
150,000 Aon Corp 5.350 02/28/33 148,990
200,000 (b) Ardonagh Finco Ltd 7.750 02/15/31 197,713
75,000 Arthur J Gallagher & Co 5.750 03/02/53 72,719
75,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 65,685
75,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 57,974
400,000 Hartford Financial Services Group, Inc 2.800 08/19/29 355,199
50,000 Hartford Financial Services Group, Inc 4.300 04/15/43 42,191
50,000 Hartford Financial Services Group, Inc 2.900 09/15/51 31,449
55,000 (b) HUB International Ltd 7.250 06/15/30 56,382
50,000 (b) Liberty Mutual Group, Inc 3.951 10/15/50 36,354
50,000 MetLife, Inc 5.000 07/15/52 45,549
115,000 MetLife, Inc 3.850 N/A(d) 111,304
130,000 (b) Panther Escrow Issuer LLC 7.125 06/01/31 131,487
150,000 PartnerRe Finance B LLC 4.500 10/01/50 136,175
300,000 Prudential Financial, Inc 5.125 03/01/52 278,884
100,000 Prudential Financial, Inc 6.500 03/15/54 100,948
100,000 Reinsurance Group of America, Inc 3.900 05/15/29 93,735
150,000 Reinsurance Group of America, Inc 5.750 09/15/34 149,456
200,000 (b) Swiss Re Finance Luxembourg S.A. 5.000 04/02/49 192,500
100,000 Verisk Analytics, Inc 5.250 06/05/34 98,463
300,000 (a),(b) Vitality Re XIV Ltd 3-Month US Treasury Bill + 3.500% 8.855 01/05/27 304,650
250,000 (a),(b) Vitality Re XV Ltd 3-Month US Treasury Bill + 2.500% 7.868 01/07/28 249,675
TOTAL INSURANCE 3,304,787
MATERIALS - 1.6%
100,000 Albemarle Corp 4.650 06/01/27 98,390
200,000 (b) Alpek SAB de C.V. 3.250 02/25/31 168,671
150,000 Amcor Flexibles North America, Inc 2.630 06/19/30 128,693
200,000 Amcor Flexibles North America, Inc 2.690 05/25/31 168,058

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 AngloGold Ashanti Holdings plc 3.750% 10/01/30 $ 174,521
200,000 (b) Antofagasta plc 6.250 05/02/34 207,140
95,000 (b) Arsenal AIC Parent LLC 8.000 10/01/30 99,693
19,000 (b) Avient Corp 5.750 05/15/25 18,948
38,000 Ball Corp 2.875 08/15/30 32,282
225,000 Berry Global, Inc 1.570 01/15/26 211,389
150,000 Berry Global, Inc 1.650 01/15/27 136,606
200,000 (b) Celulosa Arauco y Constitucion S.A. 4.250 04/30/29 186,089
200,000 (b) Cemex SAB de C.V. 5.450 11/19/29 196,510
200,000 (b) Freeport Indonesia PT 5.315 04/14/32 193,951
65,000 (b) Mineral Resources Ltd 9.250 10/01/28 68,220
100,000 Nutrien Ltd 2.950 05/13/30 88,492
200,000 (b) OCP S.A. 3.750 06/23/31 172,149
200,000 (b) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 186,429
200,000 (b) POSCO 4.500 08/04/27 194,864
30,000 (b) Sealed Air Corp 7.250 02/15/31 30,888
200,000 (b) St. Marys Cement, Inc Canada 5.750 04/02/34 196,250
50,000 (b) SunCoke Energy, Inc 4.875 06/30/29 45,298
100,000 (b) Tronox, Inc 4.625 03/15/29 90,269
200,000 (b) UltraTech Cement Ltd 2.800 02/16/31 168,788
TOTAL MATERIALS 3,262,588
MEDIA & ENTERTAINMENT - 1.3%
100,000 (b) CCO Holdings LLC 5.125 05/01/27 96,015
100,000 (c) Charter Communications Operating LLC 4.400 04/01/33 88,154
225,000 Charter Communications Operating LLC 6.550 06/01/34 225,075
350,000 Charter Communications Operating LLC 4.800 03/01/50 256,756
150,000 Comcast Corp 4.150 10/15/28 145,213
300,000 Comcast Corp 3.200 07/15/36 242,405
500,000 Comcast Corp 2.887 11/01/51 311,947
200,000 (b) CSC Holdings LLC 11.250 05/15/28 174,177
40,000 (b) DIRECTV Holdings LLC 5.875 08/15/27 37,623
15,000 Lamar Media Corp 3.625 01/15/31 13,193
33,000 (b) News Corp 3.875 05/15/29 30,376
110,000 (b) Sirius XM Radio, Inc 4.000 07/15/28 99,369
50,000 (b) Sirius XM Radio, Inc 4.125 07/01/30 42,706
50,000 Time Warner Cable LLC 5.875 11/15/40 43,383
200,000 Warnermedia Holdings, Inc 3.755 03/15/27 189,884
100,000 Warnermedia Holdings, Inc 4.054 03/15/29 92,349
275,000 Warnermedia Holdings, Inc 5.050 03/15/42 223,687
200,000 (c) Weibo Corp 3.375 07/08/30 174,731
TOTAL MEDIA & ENTERTAINMENT 2,487,043
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.1%
200,000 AbbVie, Inc 5.050 03/15/34 199,415
150,000 AbbVie, Inc 4.050 11/21/39 130,290
100,000 AbbVie, Inc 5.400 03/15/54 98,882
400,000 Amgen, Inc 5.250 03/02/33 398,834
250,000 Amgen, Inc 5.650 03/02/53 246,211
30,000 (b) Avantor Funding, Inc 4.625 07/15/28 28,548
75,000 Danaher Corp 2.800 12/10/51 47,350
250,000 Gilead Sciences, Inc 5.250 10/15/33 251,827
100,000 Gilead Sciences, Inc 2.600 10/01/40 68,920
100,000 Gilead Sciences, Inc 5.550 10/15/53 99,846
100,000 Merck & Co, Inc 2.750 12/10/51 62,518
200,000 (b) Organon Finance  LLC 5.125 04/30/31 179,650
400,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 385,807
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,198,098
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
28,000 Kennedy-Wilson, Inc 4.750 03/01/29 23,956

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
$ 29,000 Kennedy-Wilson, Inc 5.000% 03/01/31 $ 23,716
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 47,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
365,000 (b) Broadcom, Inc 4.926 05/15/37 343,287
115,000 NVIDIA Corp 2.000 06/15/31 96,637
100,000 NXP BV 3.400 05/01/30 90,607
125,000 NXP BV 3.125 02/15/42 87,926
200,000 (b) TSMC Global Ltd 1.000 09/28/27 175,819
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 794,276
SOFTWARE & SERVICES - 0.7%
105,000 Adobe, Inc 2.300 02/01/30 91,996
200,000 (b) CA Magnum Holdings 5.375 10/31/26 190,341
90,000 (b) Gen Digital, Inc 6.750 09/30/27 91,142
100,000 Microsoft Corp 1.350 09/15/30 82,802
147,000 Microsoft Corp 2.525 06/01/50 92,819
55,000 (b) Open Text Corp 3.875 12/01/29 49,256
15,000 (b) Open Text Holdings, Inc 4.125 02/15/30 13,527
250,000 Oracle Corp 4.900 02/06/33 242,508
275,000 Oracle Corp 5.550 02/06/53 260,192
125,000 Roper Technologies, Inc 1.400 09/15/27 111,292
75,000 Roper Technologies, Inc 2.000 06/30/30 62,656
200,000 Salesforce, Inc 2.700 07/15/41 139,976
TOTAL SOFTWARE & SERVICES 1,428,507
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
165,000 Amphenol Corp 2.800 02/15/30 146,887
175,000 Apple, Inc 2.450 08/04/26 166,240
575,000 Apple, Inc 2.050 09/11/26 540,553
60,000 Apple, Inc 2.650 02/08/51 37,938
80,000 (b) Imola Merger Corp 4.750 05/15/29 74,787
50,000 (b) Sensata Technologies BV 4.000 04/15/29 45,905
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,012,310
TELECOMMUNICATION SERVICES - 2.1%
564,000 AT&T, Inc 2.550 12/01/33 448,463
150,000 AT&T, Inc 4.500 05/15/35 138,136
855,000 AT&T, Inc 3.550 09/15/55 576,433
250,000 (b) Bharti Airtel Ltd 3.250 06/03/31 219,652
200,000 (b) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 161,390
200,000 (b),(c) Millicom International Cellular S.A. 4.500 04/27/31 172,087
200,000 (b) Sitios Latinoamerica SAB de C.V. 5.375 04/04/32 186,198
100,000 Telefonica Emisiones S.A. 4.895 03/06/48 84,438
455,000 T-Mobile USA, Inc 2.625 02/15/29 407,531
225,000 T-Mobile USA, Inc 3.875 04/15/30 210,336
325,000 T-Mobile USA, Inc 5.050 07/15/33 317,950
100,000 T-Mobile USA, Inc 3.000 02/15/41 71,554
125,000 T-Mobile USA, Inc 3.300 02/15/51 84,390
825,000 Verizon Communications, Inc 2.355 03/15/32 674,418
200,000 (b) Vmed O2 UK Financing I plc 4.750 07/15/31 168,675
110,000 Vodafone Group plc 4.375 02/19/43 95,895
150,000 Vodafone Group plc 4.250 09/17/50 117,023
TOTAL TELECOMMUNICATION SERVICES 4,134,569
TRANSPORTATION - 0.6%
200,000 (b) Aeropuerto Internacional de Tocumen S.A. 4.000 08/11/41 150,340
65,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 42,952
275,000 Canadian Pacific Railway Co 2.050 03/05/30 234,569
100,000 CSX Corp 3.800 03/01/28 96,182
75,000 CSX Corp 4.250 03/15/29 72,736
225,000 (b) Misc Capital Two Labuan Ltd 3.625 04/06/25 221,542
50,000 Union Pacific Corp 2.891 04/06/36 40,277
100,000 Union Pacific Corp 3.839 03/20/60 73,425

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 160,000 (b) XPO, Inc 6.250% 06/01/28 $ 160,480
TOTAL TRANSPORTATION 1,092,503
UTILITIES - 2.6%
100,000 AEP Transmission Co LLC 3.100 12/01/26 95,235
100,000 AEP Transmission Co LLC 2.750 08/15/51 59,888
150,000 AEP Transmission Co LLC 5.400 03/15/53 143,373
200,000 Alabama Power Co 3.125 07/15/51 132,376
200,000 Ameren Illinois Co 5.900 12/01/52 206,281
100,000 American Water Capital Corp 3.000 12/01/26 94,703
250,000 American Water Capital Corp 2.800 05/01/30 220,096
60,000 American Water Capital Corp 4.000 12/01/46 47,105
50,000 American Water Capital Corp 3.750 09/01/47 37,822
100,000 American Water Capital Corp 3.450 05/01/50 70,526
100,000 Atmos Energy Corp 1.500 01/15/31 80,117
175,000 Atmos Energy Corp 6.200 11/15/53 188,389
125,000 Baltimore Gas and Electric Co 3.750 08/15/47 93,622
50,000 Berkshire Hathaway Energy Co 3.250 04/15/28 46,903
100,000 Black Hills Corp 3.150 01/15/27 94,842
100,000 CenterPoint Energy Houston Electric LLC 3.000 03/01/32 86,303
100,000 Commonwealth Edison Co 2.750 09/01/51 59,631
150,000 Consolidated Edison Co of New York, Inc 5.700 05/15/54 149,643
58,000 Consumers Energy Co 2.650 08/15/52 35,674
60,000 Dominion Energy, Inc 2.250 08/15/31 48,875
100,000 Dominion Energy, Inc 3.300 04/15/41 72,211
50,000 Dominion Energy, Inc 7.000 06/01/54 52,023
125,000 DTE Electric Co 5.400 04/01/53 121,889
405,000 Duke Energy Corp 3.300 06/15/41 293,764
50,000 Duke Energy Progress LLC 2.500 08/15/50 28,785
100,000 Edison International 5.375 N/A(d) 97,415
40,000 (b) Ferrellgas LP 5.375 04/01/26 39,131
44,000 (b) Ferrellgas LP 5.875 04/01/29 40,482
250,000 Florida Power & Light Co 4.800 05/15/33 243,069
100,000 Florida Power & Light Co 3.990 03/01/49 79,142
200,000 (b) Israel Electric Corp Ltd 3.750 02/22/32 164,250
150,000 MidAmerican Energy Co 3.650 04/15/29 141,839
95,000 MidAmerican Energy Co 3.650 08/01/48 71,289
310,000 NiSource, Inc 1.700 02/15/31 246,529
85,000 (b) NRG Energy, Inc 2.450 12/02/27 76,710
50,000 NRG Energy, Inc 5.750 01/15/28 49,610
100,000 Ohio Power Co 4.150 04/01/48 77,027
100,000 Ohio Power Co 4.000 06/01/49 75,717
12,000 (b) Pattern Energy Operations LP 4.500 08/15/28 11,107
100,000 PECO Energy Co 3.000 09/15/49 65,804
100,000 PECO Energy Co 2.800 06/15/50 62,528
200,000 (b) Perusahaan Listrik Negara PT 3.875 07/17/29 185,280
125,000 Public Service Co of Colorado 3.200 03/01/50 82,170
100,000 Public Service Electric and Gas Co 4.900 12/15/32 98,407
200,000 Public Service Electric and Gas Co 5.450 03/01/54 197,204
28,000 (b) Superior Plus LP 4.500 03/15/29 25,695
190,000 (b) Talen Energy Supply LLC 8.625 06/01/30 202,583
75,000 Virginia Electric and Power Co 2.950 11/15/26 71,301
250,000 Wisconsin Power and Light Co 4.950 04/01/33 241,889
TOTAL UTILITIES 5,206,254
TOTAL CORPORATE BONDS 68,674,014
(Cost $73,964,300)
GOVERNMENT BONDS - 46.5%
FOREIGN GOVERNMENT BONDS - 2.6%
200,000 (b) Angolan Government International Bond 8.750 04/14/32 176,936
EUR 100,000 (b) Banque Ouest Africaine de Developpement 2.750 01/22/33 86,137

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 50,000 (b) Bermuda Government International Bond 4.750% 02/15/29 $ 48,325
225,000 Brazilian Government International Bond 6.000 10/20/33 216,226
200,000 Colombia Government International Bond 8.000 11/14/35 205,612
200,000 (b) Costa Rica Government International Bond 5.625 04/30/43 179,606
79,525 (b) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 50,272
56,442 (b) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 28,004
14,000 (b) Ecuador Government International Bond (Step Bond) 2.500 07/31/40 6,356
200,000 (b) Egypt Government International Bond 7.053 01/15/32 159,713
100,000 European Investment Bank 4.875 02/15/36 103,165
200,000 (b) Export-Import Bank of India 2.250 01/13/31 165,879
200,000 (b) Guatemala Government Bond 3.700 10/07/33 163,096
200,000 (b) Hungary Government International Bond 6.125 05/22/28 203,600
125,000 (b) Iraq Government International Bond 5.800 01/15/28 116,706
200,000 Israel Government International Bond 5.375 03/12/29 196,202
200,000 (b) Ivory Coast Government International Bond 8.250 01/30/37 193,740
200,000 Japan Bank for International Cooperation 2.375 04/20/26 190,787
200,000 (b) Korea Electric Power Corp 1.125 06/15/25 191,985
200,000 (b) Korea Hydro & Nuclear Power Co Ltd 1.250 04/27/26 185,985
200,000 Mexico Government International Bond 5.400 02/09/28 199,227
25,000 Mexico Government International Bond 3.250 04/16/30 21,985
32,000 Mexico Government International Bond 6.050 01/11/40 30,904
275,000 Mexico Government International Bond 4.280 08/14/41 212,856
250,000 Mexico Government International Bond 6.400 05/07/54 238,093
160,000 Panama Government International Bond 6.700 01/26/36 155,061
200,000 (b) Paraguay Government International Bond 6.000 02/09/36 200,765
130,000 Peruvian Government International Bond 3.000 01/15/34 105,308
200,000 (b) Republic of Kenya Government International Bond 9.750 02/16/31 191,730
100,000 Republic of Poland Government International Bond 4.875 10/04/33 97,524
140,000 Republic of Poland Government International Bond 5.500 04/04/53 137,229
102,000 (b),(e) Romanian Government International Bond 5.875 01/30/29 101,347
275,000 (b) Rwanda International Government Bond 5.500 08/09/31 220,423
200,000 (b) Saudi Government International Bond 3.750 01/21/55 141,476
200,000 (b) Serbia Government International Bond 2.125 12/01/30 159,616
200,000 (c) Turkiye Government International Bond 7.625 05/15/34 201,250
TOTAL FOREIGN GOVERNMENT BONDS 5,283,126
MORTGAGE BACKED - 22.4%
100,000 (a),(b) Angel Oak Mortgage Trust 2.837 11/25/66 69,390
85,042 (a),(b) Bayview MSR Opportunity Master Fund Trust 3.000 10/25/51 69,612
1,501,981 (a),(b) Citigroup Mortgage Loan Trust 0.155 02/25/52 12,567
100,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 4.500% 9.835 01/25/42 105,406
310,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 03/25/42 323,301
530,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 4.650% 9.985 06/25/42 575,200
85,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.350% 8.685 01/25/43 89,940
65,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.100% 8.435 06/25/43 68,785
125,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.900% 9.188 07/25/43 132,892
65,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.550% 8.885 10/25/43 68,063
45,688 (a) Federal Home Loan Mortgage Corp (FHLMC) SOFR30A + 5.806% 0.472 03/15/44 3,584
165,067 FHLMC 3.500 01/15/47 143,560
153,099 FHLMC 4.000 01/15/48 142,103
147,602 FHLMC 4.000 03/15/48 134,908
108,550 FHLMC 4.000 04/15/48 98,695
81,116 (a) FHLMC SOFR30A + 9.737% 1.204 06/15/48 71,351
107,170 (a) FHLMC SOFR30A + 9.657% 1.124 10/15/48 88,296
780,775 FHLMC 3.000 11/01/49 676,772
59,561 FHLMC 3.000 09/25/50 42,428
128,584 FHLMC 3.000 10/25/50 88,977
444,833 FHLMC 2.500 02/25/51 74,153
162,344 FHLMC 2.500 05/25/51 98,440
165,553 FHLMC 2.500 11/01/51 135,795
178,336 FHLMC 3.000 11/01/51 154,334
201,117 FHLMC 3.000 11/01/51 174,945

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 31,764 FHLMC 3.000% 11/01/51 $ 27,810
51,828 FHLMC 3.000 11/01/51 45,083
124,896 FHLMC 3.000 02/01/52 106,388
170,467 FHLMC 3.000 03/01/52 145,179
215,479 FHLMC 2.500 04/01/52 176,895
114,975 FHLMC 3.000 04/01/52 99,115
517,954 FHLMC 4.000 04/01/52 474,820
76,388 FHLMC 3.000 06/01/52 65,369
175,706 FHLMC 3.000 06/01/52 149,626
366,966 FHLMC 4.500 06/01/52 346,443
362,786 FHLMC 4.500 07/01/52 342,496
64,773 FHLMC 4.000 08/25/52 52,030
32,490 FHLMC 3.000 10/01/52 27,656
119,912 FHLMC 6.000 11/01/52 120,698
112,108 FHLMC 3.500 12/01/52 99,271
75,314 FHLMC 5.500 02/25/53 73,549
471,391 FHLMC 5.500 08/01/53 465,519
12,760 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 06/01/36 12,616
4,210 FGLMC 5.000 07/01/39 4,168
123,716 FGLMC 3.500 04/01/45 112,585
338,012 FGLMC 3.500 08/01/45 308,223
8,830 FGLMC 4.500 06/01/47 8,512
205,213 FGLMC 4.000 09/01/47 191,613
77,824 FGLMC 3.500 12/01/47 70,533
69,434 FGLMC 4.500 08/01/48 66,830
71,712 Federal National Mortgage Association (FNMA) 3.500 06/01/32 68,458
55,186 FNMA 5.000 05/01/35 54,436
5,807 FNMA 7.500 07/01/35 5,871
63,815 FNMA 5.000 02/01/36 63,029
66,441 FNMA 3.000 10/01/39 59,801
52,388 FNMA 3.000 05/01/40 46,805
89,411 FNMA 5.000 09/01/40 88,413
50,921 FNMA 4.000 09/01/42 47,741
63,194 (a) FNMA SOFR30A + 5.836% 0.500 09/25/43 6,712
34,821 FNMA 4.500 03/01/44 33,796
299,618 FNMA 4.000 05/01/44 282,375
130,273 FNMA 4.500 10/01/44 125,273
238,203 FNMA 4.500 11/01/44 229,061
53,740 FNMA 5.000 11/01/44 53,141
19,734 FNMA 4.000 01/01/45 18,501
271,106 FNMA 3.500 01/01/46 245,710
15,332 FNMA 4.000 04/01/46 14,373
110,467 FNMA 3.500 07/01/46 100,016
270,181 FNMA 3.500 07/01/46 245,893
48,912 FNMA 3.000 10/01/46 41,778
5,820 FNMA 3.000 11/01/47 4,971
128,908 FNMA 3.500 11/01/47 116,958
162,191 FNMA 3.500 01/01/48 146,800
73,557 FNMA 4.500 01/01/48 70,691
65,614 FNMA 4.500 02/01/48 63,071
106,368 FNMA 3.500 02/25/48 91,269
54,291 FNMA 4.500 05/01/48 52,153
38,240 FNMA 4.500 05/01/48 36,726
76,245 FNMA 4.000 07/25/48 69,701
213,694 FNMA 3.000 07/01/50 185,263
151,381 FNMA 2.000 08/25/50 19,475
173,720 FNMA 2.000 10/25/50 113,684
447,311 FNMA 2.500 11/25/50 62,556
83,042 FNMA 3.000 02/25/51 13,941
144,886 FNMA 3.000 09/01/51 125,447
180,592 FNMA 2.500 11/01/51 147,971

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 197,879 FNMA 2.500% 11/25/51 $ 24,320
665,401 FNMA 2.500 12/01/51 547,973
311,112 FNMA 2.500 02/01/52 257,513
84,513 FNMA 2.500 02/01/52 69,818
281,571 FNMA 3.000 02/01/52 239,881
261,628 FNMA 3.500 02/01/52 233,859
397,523 FNMA 3.000 04/01/52 342,199
104,797 FNMA 3.000 04/01/52 89,265
152,218 FNMA 3.000 05/01/52 130,905
411,137 FNMA 3.500 05/01/52 366,638
586,195 FNMA 3.500 05/01/52 519,207
501,092 FNMA 4.000 05/01/52 459,328
18,103 FNMA 3.000 06/01/52 15,418
440,157 FNMA 3.500 06/01/52 389,863
123,728 FNMA 3.500 06/01/52 110,063
816,432 FNMA 4.000 06/01/52 747,656
177,152 FNMA 4.500 06/01/52 167,252
464,903 FNMA 3.000 07/01/52 395,930
1,535,896 FNMA 4.000 07/01/52 1,405,582
1,902,610 FNMA 4.000 07/01/52 1,742,043
169,206 FNMA 4.500 07/01/52 159,750
107,698 FNMA 4.500 07/01/52 101,679
728,548 FNMA 4.500 07/01/52 686,930
175,356 FNMA 4.500 07/25/52 165,145
1,519,040 FNMA 5.000 08/01/52 1,471,731
108,990 FNMA 4.500 08/25/52 89,938
886,840 FNMA 4.000 09/01/52 812,435
2,859,386 FNMA 4.500 09/01/52 2,697,886
101,490 FNMA 5.000 09/01/52 98,295
79,621 FNMA 4.000 09/25/52 65,160
96,836 FNMA 4.000 09/25/52 83,217
1,702,745 FNMA 4.000 10/01/52 1,558,271
357,502 FNMA 4.500 10/01/52 337,523
239,323 FNMA 5.000 10/01/52 231,710
86,542 FNMA 4.500 10/25/52 80,235
81,133 FNMA 4.500 10/25/52 72,585
532,251 FNMA 4.000 11/01/52 487,357
1,289,144 FNMA 4.500 11/01/52 1,215,951
126,014 FNMA 5.500 11/25/52 120,939
9,168 FNMA 5.000 01/01/53 8,874
499,820 FNMA 5.000 02/01/53 483,545
380,514 FNMA 5.500 02/01/53 375,569
36,367 FNMA 5.000 06/01/53 35,458
733,512 FNMA 5.500 06/01/53 723,756
1,466,245 FNMA 5.000 08/01/53 1,417,633
1,972,469 FNMA 5.500 10/01/53 1,945,646
47,961 FNMA 6.000 01/01/54 48,104
3,375 Government National Mortgage Association (GNMA) 5.000 03/15/34 3,382
15,141 GNMA 5.000 06/15/34 15,191
1,653 GNMA 5.000 04/15/38 1,650
293,138 GNMA 5.000 01/20/40 63,755
202,784 GNMA 5.000 03/20/40 41,163
3,218 GNMA 4.500 04/15/40 3,122
56,494 GNMA 2.500 12/20/43 49,120
65,968 GNMA 3.000 03/20/45 57,437
72,523 GNMA 4.000 06/20/46 8,776
124,603 (a) GNMA TSFR1M + 5.986% 0.647 03/20/50 15,453
92,984 GNMA 3.000 06/20/51 81,132
241,822 GNMA 3.000 11/20/51 168,534
332,308 GNMA 3.000 12/20/51 225,295
256,980 GNMA 3.000 01/20/52 177,848

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 35,135 GNMA 2.500% 02/20/52 $ 28,657
307,585 GNMA 3.000 02/20/52 204,416
194,325 GNMA 4.000 04/20/52 160,913
214,200 GNMA 5.000 04/20/52 40,960
121,515 GNMA 3.000 05/20/52 105,865
886,761 GNMA 3.500 07/20/52 796,166
107,954 GNMA 4.000 07/20/52 85,445
530,855 GNMA 4.000 08/20/52 490,553
356,796 GNMA 4.500 08/20/52 340,051
156,857 GNMA 4.500 09/20/52 141,434
150,883 GNMA 4.500 09/20/52 135,795
203,639 GNMA 5.000 11/20/52 198,586
106,172 GNMA 4.500 02/20/53 92,291
86,073 GNMA 5.500 02/20/53 83,046
224,379 (a) GNMA SOFR30A + 6.950% 1.617 05/20/53 23,688
170,928 (a) GNMA SOFR30A + 23.205% 2.406 08/20/53 166,764
87,243 (a) GNMA SOFR30A + 25.350% 4.551 08/20/53 90,636
1,655,244 (a),(b) GS Mortgage-Backed Securities Trust 0.148 08/25/51 13,002
228,211 (a),(b) GS Mortgage-Backed Securities Trust 2.500 11/25/51 179,869
167,164 (a),(b) GS Mortgage-Backed Securities Trust 2.500 03/25/52 131,177
123,986 (a),(b) GS Mortgage-Backed Securities Trust 2.500 05/01/52 106,163
93,132 (a),(b) GS Mortgage-Backed Securities Trust 2.830 05/28/52 73,769
192,305 (a),(b) GS Mortgage-Backed Securities Trust 3.000 08/26/52 157,414
19,152 (a),(b) JP Morgan Mortgage Trust 3.500 05/25/47 16,714
136,906 (a),(b) JP Morgan Mortgage Trust 3.500 10/25/48 117,572
2,250 (a),(b) JP Morgan Mortgage Trust 4.000 01/25/49 2,035
447,802 (a),(b) JP Morgan Mortgage Trust 0.122 06/25/51 2,908
787,409 (a),(b) JP Morgan Mortgage Trust 0.110 11/25/51 4,590
66,930 (a),(b) JP Morgan Mortgage Trust 2.500 11/25/51 52,605
778,214 (a),(b) JP Morgan Mortgage Trust 0.119 12/25/51 4,904
91,051 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 71,563
137,771 (a),(b) JP Morgan Mortgage Trust 2.500 01/25/52 108,284
193,525 (a),(b) JP Morgan Mortgage Trust 0.500 04/25/52 5,470
70,197 (a),(b) JP Morgan Mortgage Trust 3.344 04/25/52 56,884
116,995 (a),(b) JP Morgan Mortgage Trust 3.344 04/25/52 95,846
205,507 (a),(b) JP Morgan Mortgage Trust 2.500 06/25/52 161,266
1,150,110 (b) JP Morgan Mortgage Trust 0.224 07/25/52 13,105
213,521 (a),(b) JP Morgan Mortgage Trust 2.500 07/25/52 167,555
298,313 (a),(b) JP Morgan Mortgage Trust 3.250 07/25/52 251,089
323,300 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 264,658
174,855 (a),(b) JP Morgan Mortgage Trust 3.000 10/25/52 143,139
109,710 (a),(b) JP Morgan Mortgage Trust 3.000 11/25/52 89,947
88,398 (a),(b) JP Morgan Mortgage Trust 5.000 06/25/53 83,991
88,398 (a),(b) JP Morgan Mortgage Trust 5.500 06/25/53 85,701
116,612 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 08/25/51 91,654
100,006 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 78,602
121,010 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 2.500 09/25/51 104,480
100,000 (a),(b) NLT Trust 2.569 08/25/56 68,735
103,863 (a),(b) OBX 3.000 01/25/52 85,019
212,272 (a),(b) RCKT Mortgage Trust 2.500 02/25/52 166,575
195,833 (a),(b) RCKT Mortgage Trust 3.000 05/25/52 160,311
87,687 (a),(b) RCKT Mortgage Trust 4.000 06/25/52 77,489
6,243 (a),(b) Sequoia Mortgage Trust 4.000 06/25/49 5,668
30,817 (a),(b) Sequoia Mortgage Trust 3.500 12/25/49 26,725
80,632 (a),(b) Sequoia Mortgage Trust 2.500 06/25/51 63,979
25,000 (a),(b) Structured Agency Credit Risk Debt Note (STACR) SOFR30A + 4.750% 10.085 02/25/42 26,705
365,000 (a),(b) STACR SOFR30A + 2.900% 8.235 04/25/42 379,789
95,000 (a),(b) STACR SOFR30A + 5.650% 8.647 04/25/42 103,483
435,000 (a),(b) STACR SOFR30A + 3.350% 8.685 05/25/42 457,256
620,000 (a),(b) STACR SOFR30A + 4.500% 9.835 06/25/42 673,333
280,000 (a),(b) STACR SOFR30A + 4.000% 9.335 07/25/42 299,402

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 290,000 (a),(b) STACR SOFR30A + 3.700% 9.035% 09/25/42 $ 309,127
70,000 (a),(b) STACR SOFR30A + 3.100% 8.444 03/25/43 73,948
1,573 (a),(b) STACR 3.791 02/25/48 1,481
2,721 (a),(b) STACR 3.848 05/25/48 2,623
230,000 (a),(b) STACR SOFR30A + 4.800% 10.135 10/25/50 263,449
100,000 (a),(b) Verus Securitization Trust 3.207 11/25/59 92,586
23,434 (b) Verus Securitization Trust (Step Bond) 1.733 05/25/65 22,043
79,239 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 08/25/51 64,965
94,585 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.312 08/25/51 77,147
TOTAL MORTGAGE BACKED 44,553,337
MUNICIPAL BONDS - 0.4%
200,000 City & County of San Francisco CA Community Facilities
District
3.264 09/01/25 194,968
200,000 City & County of San Francisco CA Community Facilities
District
4.038 09/01/34 181,023
170,000 New York State Dormitory Authority 4.294 07/01/44 150,326
300,000 State of Oregon Department of Administrative Services 4.103 05/01/39 267,377
TOTAL MUNICIPAL BONDS 793,694
U.S. TREASURY SECURITIES - 21.1%
1,535,700 United States Treasury Bond 3.000 11/15/45 1,189,088
1,615,000 United States Treasury Bond 2.875 11/15/46 1,212,133
765,000 United States Treasury Bond 3.000 05/15/47 585,165
176,000 United States Treasury Bond 3.375 11/15/48 142,938
250,000 United States Treasury Note 4.250 12/31/25 247,607
1,335,000 United States Treasury Note 4.250 01/31/26 1,322,171
3,800,000 United States Treasury Note 4.500 03/31/26 3,780,109
955,000 United States Treasury Note 4.875 04/30/26 956,418
250,000 United States Treasury Note 4.375 12/15/26 248,564
1,025,000 United States Treasury Note 4.125 02/15/27 1,013,229
1,000,000 United States Treasury Note 4.500 05/15/27 998,672
2,640,000 United States Treasury Note 4.500 05/31/29 2,657,944
195,000 United States Treasury Note 4.875 10/31/30 200,507
250,000 United States Treasury Note 4.000 01/31/31 244,971
2,000,000 United States Treasury Note 4.125 03/31/31 1,973,672
500,000 United States Treasury Note 4.625 04/30/31 508,047
1,950,000 United States Treasury Note 4.375 05/15/34 1,950,609
300,000 United States Treasury Note 2.250 05/15/41 217,055
500,000 United States Treasury Note 2.000 11/15/41 343,496
5,111,800 United States Treasury Note 2.375 02/15/42 3,721,231
200,000 United States Treasury Note 4.000 11/15/42 184,312
4,005,000 United States Treasury Note 3.875 02/15/43 3,620,145
3,668,000 United States Treasury Note 4.750 11/15/43 3,716,716
1,080,000 United States Treasury Note 4.500 02/15/44 1,059,413
9,336,000 United States Treasury Note 4.250 02/15/54 8,889,622
1,000,000 United States Treasury Note 4.625 05/15/54 1,013,906
TOTAL U.S. TREASURY SECURITIES 41,997,740
TOTAL GOVERNMENT BONDS 92,627,897
(Cost $97,930,921)
STRUCTURED ASSETS - 13.5%
ASSET BACKED - 4.1%
250,000 (a),(b) AIMCO CLO 16 Ltd TSFR3M + 1.912% 7.229 01/17/35 250,348
Series - 2021 16A (Class B)
250,000 (b) Alterna Funding III LLC 6.260 05/16/39 250,382
Series - 2024 1A (Class A)
250,000 AmeriCredit Automobile Receivables Trust 2.130 03/18/26 246,998
Series - 2020 2 (Class D)
250,000 AmeriCredit Automobile Receivables Trust 1.490 09/18/26 242,812
Series - 2020 3 (Class D)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 80,000 AmeriCredit Automobile Receivables Trust 1.210% 12/18/26 $ 76,372
Series - 2021 1 (Class D)
100,000 (b) AMSR Trust 3.148 01/19/39 94,393
Series - 2019 SFR1 (Class C)
101,648 (b) Apollo aviation securitization 2.798 01/15/47 90,894
Series - 2021 2A (Class A)
102,503 (b) BRE Grand Islander Timeshare Issuer LLC 3.280 09/26/33 98,691
Series - 2019 A (Class A)
92,918 (b) Capital Automotive REIT 1.440 08/15/51 84,820
Series - 2021 1A (Class A1)
99,271 (b) Capital Automotive REIT 1.920 08/15/51 91,032
Series - 2021 1A (Class A3)
500,000 Carmax Auto Owner Trust 1.280 07/15/27 482,674
Series - 2021 1 (Class D)
97,250 (b) Cars Net Lease Mortgage Notes 2.010 12/15/50 85,088
Series - 2020 1A (Class A1)
98,250 (b) Cars Net Lease Mortgage Notes Series 3.100 12/15/50 88,591
Series - 2020 1A (Class A3)
100,000 (b) Cars Net Lease Mortgage Notes Series 4.690 12/15/50 88,384
Series - 2020 1A (Class B1)
19,519 Carvana Auto Receivables Trust 1.720 09/11/28 18,408
Series - 2021 N4 (Class C)
281,091 (b) Carvana Auto Receivables Trust 4.130 12/11/28 274,043
Series - 2022 N1 (Class D)
250,000 (a),(b) Cayuga Park CLO Ltd TSFR3M + 1.912% 1.000 07/17/34 250,522
Series - 2020 1A (Class B1R)
144,702 (a),(b) CBRE Realty Finance LIBOR 3 M + 0.300% 5.891 04/07/52 362
Series - 2007 1A (Class A2)
1,811 Centex Home Equity 5.540 01/25/32 1,782
Series - 2002 A (Class AF6)
230,000 (b) Cologix Data Centers US Issuer LLC 3.300 12/26/51 210,505
Series - 2021 1A (Class A2)
119,063 (b) DB Master Finance LLC 4.352 05/20/49 112,748
Series - 2019 1A (Class A23)
195,000 (b) DB Master Finance LLC 2.045 11/20/51 179,041
Series - 2021 1A (Class A2I)
97,500 (b) DB Master Finance LLC 2.493 11/20/51 85,633
Series - 2021 1A (Class A2II)
23,098 (b) Diamond Resorts Owner Trust 2.050 11/21/33 21,766
Series - 2021 1A (Class B)
185,500 (b) Domino's Pizza Master Issuer LLC 4.474 10/25/45 181,875
Series - 2015 1A (Class A2II)
145,875 (b) Domino's Pizza Master Issuer LLC 2.662 04/25/51 129,466
Series - 2021 1A (Class A2I)
14,470 (a),(b) Ellington Loan Acquisition Trust TSFR1M + 1.214% 6.560 05/25/37 14,347
Series - 2007 2 (Class A2C)
102,629 (b) FNA VI LLC 1.350 01/10/32 94,179
Series - 2021 1A (Class A)
58,095 (b) HERO Funding Trust 3.190 09/20/48 50,051
Series - 2017 3A (Class A1)
58,095 (b) HERO Funding Trust 3.950 09/20/48 51,358
Series - 2017 3A (Class A2)
150,000 (b) Hertz Vehicle Financing LLC 1.560 12/26/25 147,891
Series - 2021 1A (Class B)
48,439 (b) Hilton Grand Vacations Trust 2.340 07/25/33 46,466
Series - 2019 AA (Class A)
3,094 (a) Home Equity Asset Trust TSFR1M + 1.614% 3.986 06/25/33 2,973
Series - 2003 1 (Class M1)
296,832 (b) Horizon Aircraft Finance II Ltd 3.721 07/15/39 271,414
Series - 2019 1 (Class A)

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 199,506 (b) Horizon Aircraft Finance III Ltd 3.425% 11/15/39 $ 172,742
Series - 2019 2 (Class A)
100,000 (b) Hpefs Equipment Trust 4.430 09/20/29 98,848
Series - 2022 2A (Class C)
99,995 (a),(b) Invitation Homes Trust TSFR1M + 1.364% 6.693 01/17/38 100,139
Series - 2018 SFR4 (Class B)
250,000 (a),(b) Massachusetts St TSFR1M + 1.912% 7.240 01/15/35 250,576
Series - 2021 3A (Class B)
61,515 (b) MVW LLC 1.830 05/20/39 56,849
Series - 2021 2A (Class B)
47,710 (b) MVW Owner Trust 3.450 01/21/36 47,626
Series - 2018 1A (Class A)
43,355 (b) MVW Owner Trust 3.000 11/20/36 42,141
Series - 2019 1A (Class B)
23,424 (b) Navient Private Education Refi Loan Trust 1.310 01/15/69 21,569
Series - 2020 HA (Class A)
96,519 (b) Navient Student Loan Trust 3.390 12/15/59 92,677
Series - 2019 BA (Class A2A)
250,000 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd TSFR3M + 1.322% 6.649 04/16/33 250,500
Series - 2021 40A (Class A)
250,000 (a),(b) Neuberger Berman Loan Advisers Clo 40 Ltd TSFR3M + 1.662% 6.989 04/16/33 250,062
Series - 2021 40A (Class B)
226,987 (b) Oak Street Investment Grade Net Lease Fund Series 1.480 01/20/51 210,108
Series - 2021 1A (Class A1)
250,000 (a),(b) OHA Credit Funding 10 Ltd TSFR1M + 1.912% 7.239 01/18/36 250,664
Series - 2021 10A (Class B)
150,000 (b) OneMain Financial Issuance Trust 1.750 09/14/35 140,061
Series - 2020 2A (Class A)
73,034 (b) Oportun Funding XIV LLC 1.210 03/08/28 70,869
Series - 2021 A (Class A)
170,000 (b) PFS Financing Corp 5.340 04/15/29 170,477
Series - 2024 D (Class A)
63,600 (b) Settlement Fee Finance LLC 3.840 11/01/49 63,268
Series - 2019 1A (Class A)
18,644 (b) Sierra Timeshare Receivables Funding LLC 0.990 11/20/37 17,720
Series - 2021 1A (Class A)
18,644 (b) Sierra Timeshare Receivables Funding LLC 1.340 11/20/37 17,723
Series - 2021 1A (Class B)
18,644 (b) Sierra Timeshare Receivables Funding LLC 1.790 11/20/37 17,752
Series - 2021 1A (Class C)
46,450 (b) SoFi Professional Loan Program LLC 2.840 01/25/41 45,383
Series - 2017 F (Class A2FX)
175,000 (b) Stack Infrastructure Issuer LLC 1.893 08/25/45 166,476
Series - 2020 1A (Class A2)
250,000 (b) Stack Infrastructure Issuer LLC 1.877 03/26/46 232,666
Series - 2021 1A (Class A2)
4,077 (a) Structured Asset Investment Loan Trust TSFR1M + 1.014% 6.360 09/25/34 3,872
Series - 2004 8 (Class M1)
250,000 (b) Subway Funding LLC 6.028 07/30/54 252,223
Series - 2024 1A (Class A2I)
93,750 (b) Taco Bell Funding LLC 4.970 05/25/46 91,941
Series - 2016 1A (Class A23)
127,725 (b) Taco Bell Funding LLC 1.946 08/25/51 116,126
Series - 2021 1A (Class A2I)
98,250 (b) Taco Bell Funding LLC 2.294 08/25/51 85,186
Series - 2021 1A (Class A2II)
250,000 (a),(b) TICP CLO VIII Ltd TSFR3M + 1.962% 7.286 10/20/34 250,338
Series - 2017 8A (Class A2R)
281,221 (b) Wendy's Funding LLC 2.370 06/15/51 245,110
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 8,248,001

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED - 9.4%
$ 98,732 (a),(b) Agate Bay Mortgage Trust 3.500% 09/25/45 $ 87,716
Series - 2015 6 (Class A9)
500,000 (b) BANK 2.500 10/17/52 320,111
Series - 2019 BN21 (Class D)
200,000 (b) BBCMS Trust 4.197 08/10/35 185,318
Series - 2015 SRCH (Class A2)
400,000 Benchmark Mortgage Trust 4.267 03/15/52 369,442
Series - 2019 B9 (Class AS)
800,000 Benchmark Mortgage Trust 2.224 08/15/54 654,358
Series - 2021 B28 (Class A5)
500,000 (a) Benchmark Mortgage Trust 2.244 08/15/54 386,162
Series - 2021 B28 (Class B)
449,726 (b) CF Hippolyta LLC 1.690 07/15/60 426,166
Series - 2020 1 (Class A1)
218,289 (b) CF Hippolyta LLC 1.990 07/15/60 189,570
Series - 2020 1 (Class A2)
89,945 (b) CF Hippolyta LLC 2.280 07/15/60 84,035
Series - 2020 1 (Class B1)
235,612 (b) CF Hippolyta LLC 1.530 03/15/61 215,809
Series - 2021 1A (Class A1)
235,612 (b) CF Hippolyta LLC 1.980 03/15/61 210,342
Series - 2021 1A (Class B1)
250,000 (a),(b) CF Mortgage Trust 3.603 04/15/52 168,347
Series - 2020 P1 (Class A2)
226,881 CFCRE Commercial Mortgage Trust 3.644 12/10/54 222,034
Series - 2016 C7 (Class ASB)
3,802 (a) CHL Mortgage Pass-Through Trust 5.069 02/20/35 3,786
Series - 2004 HYB9 (Class 1A1)
250,000 (a),(b) Citigroup Commercial Mortgage Trust 3.635 05/10/35 240,897
Series - 2013 375P (Class B)
100,000 (a),(b) Citigroup Commercial Mortgage Trust 4.531 07/10/47 88,916
Series - 2014 GC23 (Class D)
276,000 Citigroup Commercial Mortgage Trust 3.199 08/10/56 231,788
Series - 2019 GC41 (Class B)
24,723 COMM Mortgage Trust 2.853 10/15/45 22,785
Series - 2012 CR4 (Class A3)
320,855 (a),(b) COMM Mortgage Trust 3.658 06/10/46 312,457
Series - 2013 CR8 (Class B)
500,000 COMM Mortgage Trust 4.377 05/10/47 471,695
Series - 2014 CR17 (Class B)
500,000 (a),(b) COMM Mortgage Trust 4.767 06/10/47 224,273
Series - 2014 UBS3 (Class D)
129,147 COMM Mortgage Trust 4.080 08/10/47 128,900
Series - 2014 CR19 (Class AM)
300,000 (a) COMM Mortgage Trust 3.603 03/10/48 283,448
Series - 2015 CR22 (Class AM)
200,000 (a),(b) COMM Mortgage Trust 4.200 03/10/48 145,048
Series - 2015 CR22 (Class D)
550,000 (a) COMM Mortgage Trust 4.183 05/10/48 536,595
Series - 2015 CR23 (Class B)
200,000 (a) COMM Mortgage Trust 4.413 05/10/48 189,800
Series - 2015 CR23 (Class C)
500,000 COMM Mortgage Trust 3.696 08/10/48 488,718
Series - 2015 CR24 (Class A5)
250,000 COMM Mortgage Trust 3.984 10/10/48 240,688
Series - 2015 CR27 (Class AM)
600,000 (a) COMM Mortgage Trust 4.158 10/10/48 580,922
Series - 2015 LC23 (Class AM)
380,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.500% 8.835 03/25/42 400,462
Series - 2022 R03 (Class 1M2)

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 105,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.000% 8.335% 04/25/42 $ 108,810
Series - 2022 R05 (Class 2M2)
580,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.850% 9.185 05/25/42 615,657
Series - 2022 R06 (Class 1M2)
183,000 (a),(b) Connecticut Avenue Securities Trust TSFR1M + 3.600% 8.935 07/25/42 194,110
Series - 2022 R08 (Class 1M2)
465,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 4.750% 10.085 09/25/42 507,944
Series - 2022 R09 (Class 2M2)
360,000 (a),(b) Connecticut Avenue Securities Trust SOFR30A + 3.750% 9.085 12/25/42 386,259
Series - 2023 R01 (Class 1M2)
98,103 (a),(b) Credit Suisse Mortgage Capital Certificates 2.405 10/25/66 83,083
Series - 2021 NQM8 (Class A3)
200,000 DBJPM Mortgage Trust 2.340 08/15/53 163,331
Series - 2020 C9 (Class AM)
81,583 (a),(b) Flagstar Mortgage Trust 3.985 10/25/47 71,679
Series - 2017 2 (Class B3)
2,234 (a),(b) Flagstar Mortgage Trust 4.000 09/25/48 2,054
Series - 2018 5 (Class A11)
165,146 (a),(b) Flagstar Mortgage Trust 2.500 06/01/51 129,800
Series - 2021 4 (Class A21)
3,096 (a),(b) GS Mortgage-Backed Securities Corp Trust 4.000 11/25/49 2,837
Series - 2019 PJ2 (Class A4)
29,379 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 01/25/51 24,513
Series - 2020 PJ4 (Class A4)
632,784 (a),(b) GS Mortgage-Backed Securities Corp Trust 0.262 03/27/51 7,869
Series - 2020 PJ5 (Class AX1)
96,119 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 03/27/51 80,315
Series - 2020 PJ5 (Class A4)
61,911 (a),(b) GS Mortgage-Backed Securities Corp Trust 2.500 05/25/51 49,489
Series - 2020 PJ6 (Class A4)
159,298 (a),(b) GS Mortgage-Backed Securities Corp Trust 2.500 10/25/51 125,299
Series - 2021 PJ5 (Class A4)
168,295 (a),(b) GS Mortgage-Backed Securities Corp Trust 3.000 06/25/52 137,769
Series - 2022 PJ2 (Class A36)
305,165 (a),(b) GS Mortgage-Backed Securities Trust 2.500 01/25/52 239,851
Series - 2021 PJ7 (Class A4)
146,015 (a),(b) GS Mortgage-Backed Securities Trust 2.500 01/25/52 114,807
Series - 2021 PJ8 (Class A4)
92,789 (a),(b) GS Mortgage-Backed Securities Trust 2.721 01/25/52 71,699
Series - 2021 PJ7 (Class B2)
103,171 (a),(b) GS Mortgage-Backed Securities Trust 3.000 07/25/52 84,452
Series - 2022 INV1 (Class A4)
165,792 (a),(b) GS Mortgage-Backed Securities Trust 3.000 09/25/52 135,712
Series - 2022 HP1 (Class A4)
126,525 (a),(b) GS Mortgage-Backed Securities Trust 3.000 10/25/52 103,575
Series - 2022 PJ5 (Class A36)
107,754 (a),(b) GS Mortgage-Backed Securities Trust 3.000 01/25/53 88,209
Series - 2022 PJ6 (Class A24)
139,809 (a),(b) GS Mortgage-Backed Securities Trust 3.500 02/25/53 119,351
Series - 2023 PJ1 (Class A24)
400,000 (b) Hudson Yards Mortgage Trust 2.835 08/10/38 374,348
Series - 2016 10HY (Class A)
28,481 (a),(b) Imperial Fund Mortgage Trust 2.051 10/25/55 25,747
Series - 2020 NQM1 (Class A3)
29,704 (a),(b) JP Morgan Mortgage Trust 6.646 12/25/44 28,662
Series - 2015 1 (Class B1)
21,244 (a),(b) JP Morgan Mortgage Trust 3.500 09/25/48 18,264
Series - 2018 3 (Class A13)
85,187 (a),(b) JP Morgan Mortgage Trust 3.500 10/25/48 73,873
Series - 2018 5 (Class A13)

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 41,015 (a),(b) JP Morgan Mortgage Trust 5.518% 10/26/48 $ 40,852
Series - 2017 5 (Class A2)
1,937 (a),(b) JP Morgan Mortgage Trust 4.000 02/25/49 1,752
Series - 2018 9 (Class A13)
6,828 (a),(b) JP Morgan Mortgage Trust 4.000 05/25/49 6,270
Series - 2019 1 (Class A15)
95,108 (a),(b) JP Morgan Mortgage Trust 3.821 06/25/50 82,181
Series - 2020 1 (Class B2)
552,590 (a),(b) JP Morgan Mortgage Trust 0.138 07/25/51 4,060
Series - 2021 3 (Class AX1)
380,608 (a),(b) JP Morgan Mortgage Trust 0.131 08/25/51 2,657
Series - 2021 4 (Class AX1)
46,144 (a),(b) JP Morgan Mortgage Trust 2.881 08/25/51 36,010
Series - 2021 4 (Class B2)
611,677 (a),(b) JP Morgan Mortgage Trust 0.135 10/25/51 4,551
Series - 2021 6 (Class AX1)
103,221 (a),(b) JP Morgan Mortgage Trust 2.500 10/25/51 81,190
Series - 2021 6 (Class A15)
201,390 (a),(b) JP Morgan Mortgage Trust 0.400 12/25/51 4,492
Series - 2021 INV2 (Class AX4)
81,295 (a),(b) JP Morgan Mortgage Trust 2.500 12/25/51 63,895
Series - 2021 10 (Class A15)
76,506 (a),(b) JP Morgan Mortgage Trust 2.500 02/25/52 60,036
Series - 2021 12 (Class A15)
56,500 (a),(b) JP Morgan Mortgage Trust 2.500 05/25/52 44,337
Series - 2021 14 (Class A15)
46,299 (a),(b) JP Morgan Mortgage Trust 2.927 05/25/52 37,622
Series - 2021 LTV2 (Class A3)
217,048 (a),(b) JP Morgan Mortgage Trust 3.000 08/25/52 177,678
Series - 2022 2 (Class A25)
107,919 (a),(b) JP Morgan Mortgage Trust 3.000 09/25/52 88,277
Series - 2022 INV3 (Class A6)
332,008 (a),(b) JP Morgan Mortgage Trust 3.500 09/25/52 283,840
Series - 2022 LTV2 (Class A6)
117,710 (a),(b) JP Morgan Mortgage Trust 3.000 12/25/52 96,359
Series - 2022 7 (Class 1A17)
42,280 (a),(b) JP Morgan Mortgage Trust 4.000 12/25/52 37,811
Series - 2022 7 (Class 2A6A)
500,000 (a) JPMBB Commercial Mortgage Securities Trust 3.917 05/15/48 487,709
Series - 2015 C29 (Class AS)
400,000 (a) JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 381,223
Series - 2015 C29 (Class B)
500,000 JPMBB Commercial Mortgage Securities Trust 4.106 08/15/48 477,399
Series - 2015 C31 (Class AS)
450,000 (a) JPMBB Commercial Mortgage Securities Trust 4.777 08/15/48 403,275
Series - 2015 C31 (Class B)
500,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 4.358 03/17/49 428,071
Series - 2016 C1 (Class D1)
115,000 (a) JPMDB Commercial Mortgage Securities Trust 3.858 03/15/50 100,282
Series - 2017 C5 (Class AS)
500,000 (a),(b) Manhattan West 2.413 09/10/39 442,892
Series - 2020 1MW (Class B)
39,797 (a) Merrill Lynch Mortgage Investors Trust TSFR1M + 0.634% 2.278 01/25/37 37,834
Series - 2006 WMC1 (Class A1B)
91,519 (a),(b) Morgan Stanley Residential Mortgage Loan Trust 4.000 02/25/53 80,875
Series - 2023 1 (Class A7)
424,429 (a),(b) Natixis Commercial Mortgage Securities Trust TSFR1M + 1.579% 5.915 07/15/36 396,196
Series - 2019 MILE (Class A)
93,470 (b) Oak Street Investment Grade Net Lease Fund Series 2.380 11/20/51 85,409
Series - 2021 2A (Class A1)

Core Bond Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 202,411 (a),(b) OBX Trust 2.500% 07/25/51 $ 159,089
Series - 2021 J2 (Class A19)
156,969 (a),(b) OBX Trust 3.500 08/25/52 135,763
Series - 2022 J2 (Class A1)
174,658 (a),(b) OBX Trust 4.000 10/25/52 154,288
Series - 2022 INV5 (Class A13)
11,302 (a),(b) OBX Trust TSFR1M + 0.764% 4.658 06/25/57 10,954
Series - 2018 1 (Class A2)
80,375 (a),(b) Oceanview Mortgage Trust 2.500 05/25/51 63,221
Series - 2021 1 (Class A19)
450,000 (b) One Bryant Park Trust 2.516 09/15/54 381,745
Series - 2019 OBP (Class A)
87,687 (a),(b) RCKT Mortgage Trust 3.500 06/25/52 74,851
Series - 2022 4 (Class A22)
8,752 (a),(b) Sequoia Mortgage Trust 3.500 05/25/45 7,753
Series - 2015 2 (Class A1)
14,313 (a),(b) Sequoia Mortgage Trust 3.500 02/25/47 12,546
Series - 2017 2 (Class A19)
26,927 (a),(b) Sequoia Mortgage Trust 3.500 03/25/48 23,530
Series - 2018 3 (Class A1)
41,777 (a),(b) Sequoia Mortgage Trust 3.000 04/25/50 34,582
Series - 2020 3 (Class A19)
99,868 (a),(b) Sequoia Mortgage Trust 5.000 01/25/53 93,827
Series - 2023 1 (Class A19)
11,730 (a),(b) Shellpoint Co-Originator Trust 3.500 04/25/47 10,299
Series - 2017 1 (Class A19)
106,366 (a),(b) Verus Securitization Trust 2.240 10/25/66 89,512
Series - 2021 7 (Class A3)
295,000 (b) Wells Fargo Commercial Mortgage Trust 3.153 09/15/57 269,615
Series - 2015 NXS3 (Class D)
1,723 (a),(b) Wells Fargo Mortgage Backed Securities Trust 4.000 04/25/49 1,593
Series - 2019 2 (Class A17)
12,205 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.500 09/25/49 10,647
Series - 2019 4 (Class A1)
83,508 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 07/25/50 69,850
Series - 2020 4 (Class A17)
188,245 (a),(b) Wells Fargo Mortgage Backed Securities Trust 2.500 06/25/51 147,956
Series - 2021 2 (Class A17)
86,213 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.000 03/25/52 70,571
Series - 2022 INV1 (Class A18)
107,766 (a),(b) Wells Fargo Mortgage Backed Securities Trust 3.500 03/25/52 91,991
Series - 2022 INV1 (Class A17)
TOTAL OTHER MORTGAGE BACKED 18,669,174
TOTAL STRUCTURED ASSETS 26,917,175
(Cost $29,260,569)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.0%
FINANCIAL SERVICES - 0.0%
2,600 Morgan Stanley 67,860
TOTAL FINANCIAL SERVICES 67,860
TOTAL PREFERRED STOCKS 67,860
(Cost $65,000)
TOTAL LONG-TERM INVESTMENTS 191,305,519
(Cost $204,219,598)

See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.1%
GOVERNMENT AGENCY DEBT - 2.1%
$ 2,856,000 Federal Home Loan Bank (FHLB) 0.000% 07/01/24 $ 2,854,752
1,250,000 FHLB 0.000 07/19/24 1,246,175
TOTAL GOVERNMENT AGENCY DEBT 4,100,927
TOTAL SHORT-TERM INVESTMENTS 4,100,927
(Cost $4,102,706)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.7%
1,404,373 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5.330 (g) 1,404,373
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 1,404,373
(Cost $1,404,373)
TOTAL INVESTMENTS - 98.8% 196,810,819
(Cost $209,726,677)
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,424,187
NET ASSETS - 100.0% $ 199,235,006
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $46,616,281 or 23.7% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,383,389.
(d)
Perpetual security
(e)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 83,316 EUR 77,502 JPMorgan Chase Bank 07/16/24  $ 254
EUR Euro

Core Equity Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0 .9%
36,192 BorgWarner, Inc $ 1,166,830
15,408 General Motors Co 715,856
TOTAL AUTOMOBILES & COMPONENTS 1,882,686
BANKS - 3 .5%
41,332 Citigroup, Inc 2,622,929
79,360 Wells Fargo & Co 4,713,190
TOTAL BANKS 7,336,119
CAPITAL GOODS - 5 .5%
11,348 (a) Builders FirstSource, Inc 1,570,677
15,240 Dover Corp 2,750,058
13,963 Honeywell International, Inc 2,981,659
5,346 United Rentals, Inc 3,457,419
5,128 Westinghouse Air Brake Technologies Corp 810,480
TOTAL CAPITAL GOODS 11,570,293
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8 .3%
48,540 (a) Amazon.com, Inc 9,380,355
13,495 Home Depot, Inc 4,645,519
16,059 Lowe's Cos, Inc 3,540,367
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 17,566,241
CONSUMER DURABLES & APPAREL - 1 .9%
14,087 DR Horton, Inc 1,985,281
18,226 Pulte Homes, Inc 2,006,682
TOTAL CONSUMER DURABLES & APPAREL 3,991,963
CONSUMER SERVICES - 1 .0%
12,784 (a) Royal Caribbean Cruises Ltd 2,038,153
TOTAL CONSUMER SERVICES 2,038,153
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .6%
1,519 Costco Wholesale Corp 1,291,135
62,387 Walmart, Inc 4,224,224
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 5,515,359
ENERGY - 4 .6%
19,921 Chevron Corp 3,116,043
17,149 EOG Resources, Inc 2,158,545
28,431 Valero Energy Corp 4,456,843
TOTAL ENERGY 9,731,431
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
32,820 Simon Property Group, Inc 4,982,076
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,982,076
FINANCIAL SERVICES - 7 .2%
11,283 American Express Co 2,612,579
11,508 Ameriprise Financial, Inc 4,916,102
77,821 Bank of New York Mellon Corp 4,660,700
6,793 Mastercard, Inc (Class A) 2,996,800
TOTAL FINANCIAL SERVICES 15,186,181
HEALTH CARE EQUIPMENT & SERVICES - 11 .0%
24,806 Abbott Laboratories 2,577,591
47,812 (a) Boston Scientific Corp 3,682,002
13,807 Cigna Group 4,564,180
10,667 HCA, Inc 3,427,094
13,738 Labcorp Holdings, Inc 2,795,820
15,927 (a) Tenet Healthcare Corp 2,118,769

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
7,775 UnitedHealth Group, Inc $ 3,959,497
TOTAL HEALTH CARE EQUIPMENT & SERVICES 23,124,953
INSURANCE - 5 .4%
59,665 American International Group, Inc 4,429,529
33,276 (a) Arch Capital Group Ltd 3,357,216
14,485 Chubb Ltd 3,694,834
TOTAL INSURANCE 11,481,579
MATERIALS - 2 .1%
31,808 Corteva, Inc 1,715,723
6,369 Linde plc 2,794,781
TOTAL MATERIALS 4,510,504
MEDIA & ENTERTAINMENT - 7 .4%
23,405 Alphabet, Inc 4,292,945
26,380 Alphabet, Inc (Class A) 4,805,117
12,805 Meta Platforms, Inc 6,456,537
TOTAL MEDIA & ENTERTAINMENT 15,554,599
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .7%
45,129 Merck & Co, Inc 5,586,970
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,586,970
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13 .3%
11,012 Applied Materials, Inc 2,598,722
1,717 Broadcom, Inc 2,756,695
2,836 Lam Research Corp 3,019,915
125,473 Nvidia Corp 15,500,934
21,265 QUALCOMM, Inc 4,235,563
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 28,111,829
SOFTWARE & SERVICES - 9 .0%
37,033 Microsoft Corp 16,551,899
17,734 Oracle Corp 2,504,041
TOTAL SOFTWARE & SERVICES 19,055,940
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .5%
55,314 Apple, Inc 11,650,235
5,634 (a) Arista Networks, Inc 1,974,604
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,624,839
UTILITIES - 4 .0%
35,444 Alliant Energy Corp 1,804,100
23,668 American Electric Power Co, Inc 2,076,630
64,508 NextEra Energy, Inc 4,567,811
TOTAL UTILITIES 8,448,541
TOTAL COMMON STOCKS 209,300,256
(Cost $127,047,079)
TOTAL LONG-TERM INVESTMENTS 209,300,256
(Cost $127,047,079)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 1,327,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 1,326,420
TOTAL GOVERNMENT AGENCY DEBT 1,326,420
TOTAL SHORT-TERM INVESTMENTS 1,326,420
(Cost $1,327,000)
TOTAL INVESTMENTS - 99.9% 210,626,676
(Cost $128,374,079)
OTHER ASSETS & LIABILITIES, NET - 0.1% 105,799
NET ASSETS - 100.0% $ 210,732,475

Core Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
(a)
Non-income producing

Portfolio of Investments
Growth Equity Fund June 30, 2024

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
CAPITAL GOODS - 2.0%
12,341 (a) Boeing Co $ 2,246,185
4,450 Honeywell International, Inc 950,253
1,799 Quanta Services, Inc 457,108
TOTAL CAPITAL GOODS 3,653,546
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
18,165 Experian Group Ltd 843,886
5,363 Verisk Analytics, Inc 1,445,597
5,216 Waste Connections, Inc 914,678
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 3,204,161
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13.4%
112,459 (a) Amazon.com, Inc 21,732,702
20,193 TJX Cos, Inc 2,223,249
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,955,951
CONSUMER DURABLES & APPAREL - 0.4%
104,800 PRADA S.p.A 780,913
TOTAL CONSUMER DURABLES & APPAREL 780,913
CONSUMER SERVICES - 5.2%
795 Booking Holdings, Inc 3,149,392
80,829 (a) Carnival Corp 1,513,119
5,909 (a) Flutter Entertainment plc 1,074,836
12,634 Las Vegas Sands Corp 559,055
10,449 (b) Restaurant Brands International, Inc 735,296
28,318 Starbucks Corp 2,204,556
TOTAL CONSUMER SERVICES 9,236,254
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
3,520 Costco Wholesale Corp 2,991,965
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,991,965
ENERGY - 0.6%
9,044 ConocoPhillips 1,034,453
TOTAL ENERGY 1,034,453
FINANCIAL SERVICES - 5.0%
972 (a),(c) Adyen NV 1,154,420
3,824 American Express Co 885,447
4,072 London Stock Exchange Group plc 482,851
24,026 (a) PayPal Holdings, Inc 1,394,229
19,108 Visa, Inc (Class A) 5,015,277
TOTAL FINANCIAL SERVICES 8,932,224
FOOD, BEVERAGE & TOBACCO - 1.1%
68,933 Davide Campari-Milano NV 652,641
26,888 (a) Monster Beverage Corp 1,343,056
TOTAL FOOD, BEVERAGE & TOBACCO 1,995,697
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
4,738 (a) Align Technology, Inc 1,143,895
8,612 (a) DexCom, Inc 976,429
5,241 (a) Intuitive Surgical, Inc 2,331,459
5,431 UnitedHealth Group, Inc 2,765,791
5,688 (a) Veeva Systems, Inc 1,040,961
TOTAL HEALTH CARE EQUIPMENT & SERVICES 8,258,535
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
9,286 Estee Lauder Cos (Class A) 988,030
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 988,030

Growth Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE - 1.4%
12,483 Progressive Corp $ 2,592,844
TOTAL INSURANCE 2,592,844
MATERIALS - 0.4%
1,785 Linde plc 783,276
TOTAL MATERIALS 783,276
MEDIA & ENTERTAINMENT - 12.3%
60,808 Alphabet, Inc 11,153,403
26,746 (a) Match Group, Inc 812,543
20,162 Meta Platforms, Inc 10,166,084
TOTAL MEDIA & ENTERTAINMENT 22,132,030
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.0%
4,425 Amgen, Inc 1,382,591
859 (a) GRAIL, Inc 13,195
5,151 (a) Illumina, Inc 537,661
33,399 Novo Nordisk A.S. 4,778,888
354 (a) Regeneron Pharmaceuticals, Inc 372,065
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,084,400
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.2%
4,852 (a) Advanced Micro Devices, Inc 787,043
18,236 Applied Materials, Inc 4,303,513
4,573 Broadcom, Inc 7,342,089
151,660 Nvidia Corp 18,736,076
16,000 Taiwan Semiconductor Manufacturing Co Ltd 474,042
5,649 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 981,853
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,624,616
SOFTWARE & SERVICES - 19.4%
6,056 (a) Atlassian Corp Ltd 1,071,185
3,291 Intuit, Inc 2,162,878
46,770 Microsoft Corp 20,903,851
3,759 (a) Palo Alto Networks, Inc 1,274,339
2,812 Roper Industries, Inc 1,585,012
15,507 Salesforce, Inc 3,986,850
2,021 (a) ServiceNow, Inc 1,589,860
6,799 (a) Snowflake, Inc 918,477
5,753 (a) Workday, Inc 1,286,141
TOTAL SOFTWARE & SERVICES 34,778,593
TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
48,851 Apple, Inc 10,288,998
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 10,288,998
TRANSPORTATION - 1.8%
77,546 (a) Grab Holdings Ltd 275,288
41,244 (a) Uber Technologies, Inc 2,997,614
TOTAL TRANSPORTATION 3,272,902
TOTAL COMMON STOCKS 178,589,388
(Cost $80,625,439)
TOTAL LONG-TERM INVESTMENTS 178,589,388
(Cost $80,625,439)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$ 1,666,000 Federal Home Loan Bank (FHLB) 0.000% 07/01/24 1,665,272
TOTAL GOVERNMENT AGENCY DEBT 1,665,272
TOTAL SHORT-TERM INVESTMENTS 1,665,272
(Cost $1,666,000)

See Notes to Financial Statements
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
735,282 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5.330% (e) $ 735,282
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 735,282
(Cost $735,282)
TOTAL INVESTMENTS - 100.9% 180,989,942
(Cost $83,026,721)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (1,565,503)
NET ASSETS - 100.0% $ 179,424,439
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $727,485.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,154,421 or 0.6% of Total Investments.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

International Equity Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUSTRALIA - 5 .9%
89,968 BHP Billiton Ltd $ 2,571,461
32,942 Commonwealth Bank of Australia 2,790,561
446,372 Glencore plc 2,539,977
40,102 Woodside Energy Group Ltd 755,160
TOTAL AUSTRALIA 8,657,159
BRAZIL - 0 .9%
229,600 Itau Unibanco Holding S.A. 1,331,163
TOTAL BRAZIL 1,331,163
DENMARK - 6 .9%
11,464 DSV AS 1,759,702
59,379 Novo Nordisk A.S. 8,496,229
TOTAL DENMARK 10,255,931
FINLAND - 1 .2%
153,264 Nordea Bank Abp 1,827,063
TOTAL FINLAND 1,827,063
FRANCE - 10 .5%
24,743 Airbus SE 3,395,894
15,105 BNP Paribas S.A. 965,996
16,487 Compagnie de Saint-Gobain 1,282,262
12,849 Essilor International S.A. 2,761,039
3,748 Kering 1,363,316
2,324 LVMH Moet Hennessy Louis Vuitton S.A. 1,784,346
33,728 Total S.A. 2,258,215
15,457 Vinci S.A. 1,629,235
TOTAL FRANCE 15,440,303
GERMANY - 6 .9%
29,590 Deutsche Post AG. 1,201,559
3,394 Dr ING hc F Porsche AG. 252,491
14,263 HeidelbergCement AG. 1,474,425
59,627 Infineon Technologies AG. 2,188,329
38,764 RWE AG. 1,329,813
20,463 Siemens AG. 3,808,686
TOTAL GERMANY 10,255,303
INDIA - 1 .5%
10,057 HDFC Bank Ltd (ADR) 646,967
20,201 Reliance Industries Ltd 757,267
203,202 (a) Reliance Strategic Investments Ltd 870,389
TOTAL INDIA 2,274,623
INDONESIA - 0 .3%
1,786,200 Bank Rakyat Indonesia 500,844
TOTAL INDONESIA 500,844
ITALY - 2 .0%
154,245 Enel S.p.A. 1,070,274
30,320 Moncler S.p.A 1,859,946
TOTAL ITALY 2,930,220
JAPAN - 25 .1%
28,400 Advantest Corp 1,150,937
104,600 Daiichi Sankyo Co Ltd 3,635,239
227,255 (a) Hitachi Ltd 5,116,944
369,500 Mitsubishi UFJ Financial Group, Inc 3,987,654
58,740 Nintendo Co Ltd 3,136,806
36,900 Oriental Land Co Ltd 1,031,138

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
JAPAN—continued
67,500 ORIX Corp $ 1,496,061
53,700 Recruit Holdings Co Ltd 2,889,444
50,800 SBI Holdings, Inc 1,289,329
32,692 Sony Corp 2,786,049
97,200 (b) Sumco Corp 1,406,076
70,700 Sumitomo Mitsui Financial Group, Inc 4,745,729
212,015 (a) Toyota Motor Corp 4,350,010
TOTAL JAPAN 37,021,416
KOREA, REPUBLIC OF - 1 .5%
38,037 Samsung Electronics Co Ltd 2,238,621
TOTAL KOREA, REPUBLIC OF 2,238,621
MEXICO - 0 .9%
6,866 Fomento Economico Mexicano SAB de C.V. (ADR) 739,125
67,500 Grupo Financiero Banorte S.A. de C.V. 525,980
TOTAL MEXICO 1,265,105
NETHERLANDS - 7 .5%
4,282 ASML Holding NV 4,364,068
22,527 Heineken NV 2,179,397
161,776 ING Groep NV 2,779,744
451,602 Koninklijke KPN NV 1,730,870
TOTAL NETHERLANDS 11,054,079
NORWAY - 0 .5%
27,849 Equinor ASA 797,701
TOTAL NORWAY 797,701
SPAIN - 3 .3%
287,284 Banco Bilbao Vizcaya Argentaria S.A. 2,883,899
423,129 Banco Santander S.A. 1,968,723
TOTAL SPAIN 4,852,622
SWITZERLAND - 4 .7%
2,221 Lonza Group AG. 1,209,123
33,583 Novartis AG. 3,575,637
3,935 Zurich Insurance Group AG 2,096,157
TOTAL SWITZERLAND 6,880,917
TAIWAN - 2 .4%
20,619 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 3,583,788
TOTAL TAIWAN 3,583,788
UNITED KINGDOM - 6 .3%
32,252 Ashtead Group plc 2,150,359
27,798 AstraZeneca plc 4,326,285
51,130 Unilever plc 2,806,389
TOTAL UNITED KINGDOM 9,283,033
UNITED STATES - 11 .1%
377,811 BP plc 2,274,712
40,312 CRH plc 3,022,594
649,689 Haleon plc 2,643,400
6,422 Linde plc 2,818,038
11,151 Nestle S.A. 1,138,230
125,416 Shell plc 4,498,416
TOTAL UNITED STATES 16,395,390
TOTAL COMMON STOCKS 146,845,281
(Cost $108,750,197)
TOTAL LONG-TERM INVESTMENTS 146,845,281
(Cost $108,750,197)

International Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 346,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 $ 345,849
TOTAL GOVERNMENT AGENCY DEBT 345,849
TOTAL SHORT-TERM INVESTMENTS 345,849
(Cost $346,000)
TOTAL INVESTMENTS - 99.6% 147,191,130
(Cost $109,096,197)
OTHER ASSETS & LIABILITIES, NET - 0.4% 595,080
NET ASSETS - 100.0% $ 147,786,210
ADR American Depositary Receipt
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,370,889.

Portfolio of Investments
Large Cap Responsible Equity Fund June 30, 2024

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
AUTOMOBILES & COMPONENTS - 1 .9%
9,063 (a) Tesla, Inc $ 1,793,386
TOTAL AUTOMOBILES & COMPONENTS 1,793,386
BANKS - 2 .5%
8,352 Citigroup, Inc 530,018
9,063 JPMorgan Chase & Co 1,833,082
TOTAL BANKS 2,363,100
CAPITAL GOODS - 6 .7%
886 (a) Axon Enterprise, Inc 260,697
6,106 Carrier Global Corp 385,166
2,716 Caterpillar, Inc 904,700
1,498 Deere & Co 559,698
2,657 Eaton Corp plc 833,102
3,767 Emerson Electric Co 414,973
33 Fastenal Co 2,074
1,689 Fortive Corp 125,155
2,753 Illinois Tool Works, Inc 652,351
6,689 Ingersoll Rand, Inc 607,629
1,739 Quanta Services, Inc 441,862
246 Rockwell Automation, Inc 67,719
575 Trane Technologies plc 189,135
583 United Rentals, Inc 377,043
493 W.W. Grainger, Inc 444,804
1,022 Xylem, Inc 138,614
TOTAL CAPITAL GOODS 6,404,722
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
3,132 Automatic Data Processing, Inc 747,577
101 Broadridge Financial Solutions, Inc 19,897
11,653 (a) Copart, Inc 631,127
776 Paychex, Inc 92,003
248 Verisk Analytics, Inc 66,848
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,557,452
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4 .1%
4,431 eBay, Inc 238,033
967 (a) Etsy, Inc 57,034
1,465 Genuine Parts Co 202,639
3,889 Home Depot, Inc 1,338,749
3,118 LKQ Corp 129,678
3,647 Lowe's Cos, Inc 804,018
716 Pool Corp 220,048
8,140 TJX Cos, Inc 896,214
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,886,413
CONSUMER DURABLES & APPAREL - 0 .4%
1,327 DR Horton, Inc 187,014
704 (a) Lululemon Athletica, Inc 210,285
TOTAL CONSUMER DURABLES & APPAREL 397,299
CONSUMER SERVICES - 2 .7%
235 Booking Holdings, Inc 930,953
3,866 McDonald's Corp 985,211
6,598 Starbucks Corp 513,654
1,312 Yum! Brands, Inc 173,788
TOTAL CONSUMER SERVICES 2,603,606
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .0%
1,815 (a) Dollar Tree, Inc 193,787
6,413 Kroger Co 320,201

Large Cap Responsible Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
3,169 Target Corp $ 469,139
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 983,127
ENERGY - 1 .5%
20,488 Baker Hughes Co 720,563
8,612 ONEOK, Inc 702,309
TOTAL ENERGY 1,422,872
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .3%
2,276 American Tower Corp 442,409
833 Equinix, Inc 630,248
576 Iron Mountain, Inc 51,621
6,210 Prologis, Inc 697,445
3,633 Welltower, Inc 378,740
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,200,463
FINANCIAL SERVICES - 8 .7%
3,700 American Express Co 856,735
1,289 Ameriprise Financial, Inc 550,648
5,224 Bank of New York Mellon Corp 312,865
126 Discover Financial Services 16,482
181 Fidelity National Information Services, Inc 13,640
2,002 Goldman Sachs Group, Inc 905,545
3,075 Mastercard, Inc (Class A) 1,356,567
1,809 Moody's Corp 761,462
8,749 Morgan Stanley 850,315
1,815 Nasdaq Stock Market, Inc 109,372
2,822 (a) PayPal Holdings, Inc 163,761
2,081 S&P Global, Inc 928,126
5,504 Visa, Inc (Class A) 1,444,635
TOTAL FINANCIAL SERVICES 8,270,153
FOOD, BEVERAGE & TOBACCO - 3 .6%
3,078 Archer-Daniels-Midland Co 186,065
17,627 Coca-Cola Co 1,121,959
5,641 General Mills, Inc 356,850
3,103 Keurig Dr Pepper, Inc 103,640
17,320 Kraft Heinz Co 558,050
206 Lamb Weston Holdings, Inc 17,320
219 McCormick & Co, Inc 15,536
6,359 PepsiCo, Inc 1,048,790
TOTAL FOOD, BEVERAGE & TOBACCO 3,408,210
HEALTH CARE EQUIPMENT & SERVICES - 5 .4%
546 AmerisourceBergen Corp 123,014
782 Cigna Group 258,506
2,292 (a) Cooper Cos, Inc 200,092
4,620 (a) Edwards Lifesciences Corp 426,749
1,613 Elevance Health, Inc 874,020
1,497 HCA, Inc 480,956
865 (a) IDEXX Laboratories, Inc 421,428
1,011 McKesson Corp 590,464
749 STERIS plc 164,436
3,149 UnitedHealth Group, Inc 1,603,660
246 Zimmer Biomet Holdings, Inc 26,698
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,170,023
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
8,596 Procter & Gamble Co 1,417,652
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,417,652
INSURANCE - 3 .2%
2,186 Hartford Financial Services Group, Inc 219,781
3,947 Marsh & McLennan Cos, Inc 831,712
4,041 Progressive Corp 839,356
5,397 Prudential Financial, Inc 632,474

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
2,451 Travelers Cos, Inc $ 498,386
TOTAL INSURANCE 3,021,709
MATERIALS - 3 .2%
1,456 Avery Dennison Corp 318,354
4,272 Ball Corp 256,405
3,055 Ecolab, Inc 727,090
6,224 LyondellBasell Industries NV 595,388
16,157 Newmont Goldcorp Corp 676,494
3,038 Steel Dynamics, Inc 393,421
2,246 Westrock Co 112,884
TOTAL MATERIALS 3,080,036
MEDIA & ENTERTAINMENT - 5 .9%
900 (a) Charter Communications, Inc 269,064
23,462 Comcast Corp (Class A) 918,772
4,590 Electronic Arts, Inc 639,525
3,325 Fox Corp (Class A) 114,280
4,235 Fox Corp (Class B) 135,605
1,838 (a) NetFlix, Inc 1,240,429
12,710 News Corp (Class A) 350,415
2,391 Omnicom Group, Inc 214,473
1,796 Paramount Global (Class B) 18,660
3,719 (a) Take-Two Interactive Software, Inc 578,267
9,595 Walt Disney Co 952,688
18,946 (a) Warner Bros Discovery, Inc 140,958
TOTAL MEDIA & ENTERTAINMENT 5,573,136
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
1,482 Agilent Technologies, Inc 192,112
3,079 Amgen, Inc 962,033
4,596 Bristol-Myers Squibb Co 190,872
3,642 Danaher Corp 909,954
2,368 Eli Lilly & Co 2,143,940
424 Gilead Sciences, Inc 29,091
973 (a) IQVIA Holdings, Inc 205,731
46 (a) Mettler-Toledo International, Inc 64,289
828 (a) Regeneron Pharmaceuticals, Inc 870,253
40 (a) Waters Corp 11,605
340 West Pharmaceutical Services, Inc 111,992
3,800 Zoetis, Inc 658,768
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,350,640
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
3,389 (a) CBRE Group, Inc 301,994
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 301,994
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12 .6%
4,514 Applied Materials, Inc 1,065,259
2,293 (a) First Solar, Inc 516,980
28,304 Intel Corp 876,575
888 Lam Research Corp 945,587
55,837 Nvidia Corp 6,898,103
2,745 NXP Semiconductors NV 738,652
5,027 Texas Instruments, Inc 977,902
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,019,058
SOFTWARE & SERVICES - 16 .8%
2,117 (a) Adobe, Inc 1,176,078
957 (a) Ansys, Inc 307,676
2,655 (a) Autodesk, Inc 656,980
2,648 (a) Cadence Design Systems, Inc 814,922
5,509 International Business Machines Corp 952,782
1,588 Intuit, Inc 1,043,649
16,716 Microsoft Corp 7,471,216

Large Cap Responsible Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
3,067 (a) PTC, Inc $ 557,182
4,590 Salesforce, Inc 1,180,089
1,266 (a) ServiceNow, Inc 995,924
1,372 (a) Synopsys, Inc 816,422
TOTAL SOFTWARE & SERVICES 15,972,920
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
33,144 Hewlett Packard Enterprise Co 701,659
17,603 HP, Inc 616,457
4,286 (a) Keysight Technologies, Inc 586,111
8,320 (a) Trimble Inc 465,254
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,369,481
TELECOMMUNICATION SERVICES - 1 .0%
23,368 Verizon Communications, Inc 963,696
TOTAL TELECOMMUNICATION SERVICES 963,696
TRANSPORTATION - 1 .8%
17,430 CSX Corp 583,033
128 Expeditors International Washington, Inc 15,973
255 JB Hunt Transport Services, Inc 40,800
1,908 Old Dominion Freight Line 336,953
5,327 United Parcel Service, Inc (Class B) 729,000
TOTAL TRANSPORTATION 1,705,759
UTILITIES - 1 .0%
1,566 American Water Works Co, Inc 202,265
6,906 Consolidated Edison, Inc 617,534
4,925 Exelon Corp 170,454
TOTAL UTILITIES 990,253
TOTAL COMMON STOCKS 94,227,160
(Cost $56,474,490)
TOTAL LONG-TERM INVESTMENTS 94,227,160
(Cost $56,474,490)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 1 .2%
$ 1,186,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 1,185,482
TOTAL GOVERNMENT AGENCY DEBT 1,185,482
TOTAL SHORT-TERM INVESTMENTS 1,185,482
(Cost $1,186,000)
TOTAL INVESTMENTS - 100.1% 95,412,642
(Cost $57,660,490)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (117,191)
NET ASSETS - 100.0% $ 95,295,451
(a)
Non-income producing
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 4 09/20/24  $ 1,107,786 $ 1,104,300 $ (3,486)

Portfolio of Investments
Large Cap Value Fund June 30, 2024

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
BANKS - 9 .7%
46,704 Bank of America Corp $ 1,857,418
10,505 Fifth Third Bancorp 383,327
15,521 JPMorgan Chase & Co 3,139,278
5,293 PNC Financial Services Group, Inc 822,956
30,657 Wells Fargo & Co 1,820,719
TOTAL BANKS 8,023,698
CAPITAL GOODS - 11 .0%
2,887 Allegion plc 341,099
5,524 (a) Boeing Co 1,005,423
1,431 Deere & Co 534,665
5,510 Dover Corp 994,280
4,060 Eaton Corp plc 1,273,013
1,876 Emerson Electric Co 206,660
5,245 Honeywell International, Inc 1,120,017
7,388 Masco Corp 492,558
2,482 Parker-Hannifin Corp 1,255,420
13,132 RTX Corp 1,318,321
1,621 Trane Technologies plc 533,196
TOTAL CAPITAL GOODS 9,074,652
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .3%
2,639 Home Depot, Inc 908,450
155 (a) O'Reilly Automotive, Inc 163,689
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,072,139
CONSUMER DURABLES & APPAREL - 1 .4%
147 (a) NVR, Inc 1,115,518
TOTAL CONSUMER DURABLES & APPAREL 1,115,518
CONSUMER SERVICES - 2 .7%
157 Booking Holdings, Inc 621,956
4,566 Hilton Worldwide Holdings, Inc 996,301
2,417 McDonald's Corp 615,948
TOTAL CONSUMER SERVICES 2,234,205
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .0%
24,706 Walmart, Inc 1,672,843
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,672,843
ENERGY - 7 .8%
3,933 Chevron Corp 615,200
11,878 ConocoPhillips 1,358,606
7,823 EOG Resources, Inc 984,681
20,336 Exxon Mobil Corp 2,341,080
7,108 Valero Energy Corp 1,114,250
TOTAL ENERGY 6,413,817
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
10,335 Prologis, Inc 1,160,724
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,160,724
FINANCIAL SERVICES - 10 .3%
4,996 American Express Co 1,156,824
4,540 (a) Berkshire Hathaway, Inc 1,846,872
1,148 BlackRock, Inc 903,843
14,496 Charles Schwab Corp 1,068,210
6,839 (a) Fiserv, Inc 1,019,285
3,009 Goldman Sachs Group, Inc 1,361,031
8,290 Intercontinental Exchange, Inc 1,134,818
TOTAL FINANCIAL SERVICES 8,490,883

Large Cap Value Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 2 .1%
10,303 Mondelez International, Inc $ 674,229
10,522 Philip Morris International, Inc 1,066,194
TOTAL FOOD, BEVERAGE & TOBACCO 1,740,423
HEALTH CARE EQUIPMENT & SERVICES - 9 .3%
10,705 Abbott Laboratories 1,112,357
2,734 Cigna Group 903,778
2,283 Elevance Health, Inc 1,237,067
3,184 HCA, Inc 1,022,956
1,214 Humana, Inc 453,611
9,892 Medtronic plc 778,599
4,328 UnitedHealth Group, Inc 2,204,077
TOTAL HEALTH CARE EQUIPMENT & SERVICES 7,712,445
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
8,507 Procter & Gamble Co 1,402,974
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,402,974
INSURANCE - 5 .3%
17,605 American International Group, Inc 1,306,995
4,796 Chubb Ltd 1,223,364
5,277 Marsh & McLennan Cos, Inc 1,111,969
10,904 Metlife, Inc 765,352
TOTAL INSURANCE 4,407,680
MATERIALS - 4 .7%
4,012 Celanese Corp (Series A) 541,179
7,333 Crown Holdings, Inc 545,502
11,807 DuPont de Nemours, Inc 950,345
3,504 Linde plc 1,537,590
1,203 Reliance Steel & Aluminum Co 343,577
TOTAL MATERIALS 3,918,193
MEDIA & ENTERTAINMENT - 3 .1%
4,096 Alphabet, Inc 751,288
20,158 Comcast Corp (Class A) 789,387
10,336 Walt Disney Co 1,026,262
TOTAL MEDIA & ENTERTAINMENT 2,566,937
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .5%
8,025 AbbVie, Inc 1,376,448
3,939 Danaher Corp 984,159
2,374 Gilead Sciences, Inc 162,880
12,083 Johnson & Johnson 1,766,051
3,201 Merck & Co, Inc 396,284
14,511 Sanofi (ADR) 704,074
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,389,896
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .5%
3,532 Analog Devices, Inc 806,214
4,330 Applied Materials, Inc 1,021,837
367 Broadcom, Inc 589,229
12,113 Intel Corp 375,140
628 Lam Research Corp 668,726
7,672 Micron Technology, Inc 1,009,098
3,426 NXP Semiconductors NV 921,902
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5,392,146
SOFTWARE & SERVICES - 3 .7%
4,081 Accenture plc 1,238,216
1,912 Microsoft Corp 854,568
6,673 Oracle Corp 942,228
TOTAL SOFTWARE & SERVICES 3,035,012
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .0%
12,981 Cisco Systems, Inc 616,727

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
6,894 TE Connectivity Ltd $ 1,037,065
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,653,792
TELECOMMUNICATION SERVICES - 1 .3%
6,268 T-Mobile US, Inc 1,104,296
TOTAL TELECOMMUNICATION SERVICES 1,104,296
TRANSPORTATION - 2 .5%
15,994 (a),(b),(c) AMR Corporation 160
17,847 CSX Corp 596,982
4,682 Union Pacific Corp 1,059,350
3,246 United Parcel Service, Inc (Class B) 444,215
TOTAL TRANSPORTATION 2,100,707
UTILITIES - 3 .6%
8,017 Ameren Corp 570,089
7,533 American Electric Power Co, Inc 660,945
12,518 Dominion Energy, Inc 613,382
8,445 Eversource Energy 478,916
9,348 NextEra Energy, Inc 661,932
TOTAL UTILITIES 2,985,264
TOTAL COMMON STOCKS 82,668,244
(Cost $51,205,580)
TOTAL LONG-TERM INVESTMENTS 82,668,244
(Cost $51,205,580)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .4%
$ 299,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 298,869
TOTAL GOVERNMENT AGENCY DEBT 298,869
TOTAL SHORT-TERM INVESTMENTS 298,869
(Cost $299,000)
TOTAL INVESTMENTS - 100.3% 82,967,113
(Cost $51,504,580)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (265,174)
NET ASSETS - 100.0% $ 82,701,939
ADR American Depositary Receipt
(a)
Non-income producing
(b)
For fair value measurement disclosure purposes, investment classified as Level 3.
(c)
In bankruptcy

Money Market Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 102.9%
GOVERNMENT AGENCY DEBT - 15 .1%
$ 100,000 Federal Agricultural Mortgage Corp (FAMC) 0 .000% 12/30/24 $ 97,482
290,000 Federal Farm Credit Bank (FFCB) 0 .000 07/02/24 289,957
100,000 FFCB 0 .000 10/02/24 98,664
700,000 FFCB 0 .000 10/18/24 689,869
250,000 FFCB 0 .000 12/10/24 244,724
250,000 FFCB 0 .000 02/19/25 242,136
200,000 FFCB 5 .000 03/28/25 199,982
500,000 FFCB 5 .125 05/22/25 499,608
1,120,000 Federal Home Loan Bank (FHLB) 0 .000 07/02/24 1,119,836
400,000 FHLB 0 .000 07/03/24 399,883
350,000 FHLB 0 .000 08/09/24 348,053
1,050,000 FHLB 0 .000 08/14/24 1,043,425
100,000 FHLB 0 .000 09/13/24 98,919
340,000 FHLB 0 .000 09/27/24 335,637
2,500,000 FHLB 0 .000 10/15/24 2,462,974
1,845,000 FHLB 0 .000 10/31/24 1,813,862
100,000 FHLB 0 .000 12/23/24 97,492
500,000 FHLB 0 .000 01/16/25 486,595
750,000 FHLB 0 .000 01/23/25 729,421
100,000 FHLB 0 .000 01/30/25 97,118
975,000 FHLB 0 .000 02/05/25 947,331
270,000 FHLB 0 .000 02/06/25 262,344
900,000 FHLB 0 .000 02/10/25 873,344
1,200,000 FHLB 0 .000 02/14/25 1,163,444
1,000,000 FHLB 0 .000 02/18/25 969,067
250,000 FHLB 0 .000 02/21/25 241,759
1,000,000 FHLB 0 .000 02/26/25 968,000
100,000 FHLB 0 .000 02/28/25 96,619
100,000 FHLB 0 .000 03/21/25 96,457
650,000 FHLB 0 .000 04/02/25 625,918
1,000,000 FHLB 0 .000 04/17/25 960,125
230,000 FHLB 5 .125 05/15/25 229,876
1,250,000 FHLB 0 .000 05/16/25 1,195,172
200,000 FHLB 0 .000 05/29/25 190,842
TOTAL GOVERNMENT AGENCY DEBT 20,215,935
REPURCHASE AGREEMENT - 49 .5%
66,414,000 (a) Fixed Income Clearing Corporation 5 .320 07/01/24 66,414,000
TOTAL REPURCHASE AGREEMENT 66,414,000
TREASURY DEBT - 21 .2%
2,500,000 United States Treasury Bill 0 .000 07/09/24 2,497,108
1,250,000 United States Treasury Bill 0 .000 07/11/24 1,248,178
1,075,000 United States Treasury Bill 0 .000 08/08/24 1,069,275
1,000,000 United States Treasury Bill 0 .000 08/13/24 993,753
2,250,000 United States Treasury Bill 0 .000 08/15/24 2,235,759
1,600,000 United States Treasury Bill 0 .000 08/20/24 1,588,356
550,000 United States Treasury Bill 0 .000 08/29/24 545,373
2,500,000 United States Treasury Bill 0 .000 09/05/24 2,476,602
885,000 United States Treasury Bill 0 .000 10/03/24 872,991
900,000 United States Treasury Bill 0 .000 10/10/24 887,063
1,500,000 United States Treasury Bill 0 .000 10/17/24 1,476,803
5,000,000 United States Treasury Bill 0 .000 10/29/24 4,913,732
500,000 United States Treasury Bill 0 .000 12/19/24 487,769
500,000 United States Treasury Bill 0 .000 12/26/24 487,287
250,000 United States Treasury Bill 0 .000 02/20/25 241,929
1,250,000 United States Treasury Bill 0 .000 03/20/25 1,206,242
565,000 United States Treasury Bill 0 .000 04/17/25 542,630

See Notes to Financial Statements
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TREASURY DEBT—continued
$ 1,550,000 United States Treasury Bill 0 .000% 05/15/25 $ 1,482,272
1,250,000 United States Treasury Bill 0 .000 06/12/25 1,190,986
500,000 United States Treasury Note 0 .750 11/15/24 491,783
500,000 United States Treasury Note 2 .250 11/15/24 495,124
750,000 United States Treasury Note 3 .875 04/30/25 742,190
250,000 United States Treasury Note 2 .125 05/15/25 243,488
TOTAL TREASURY DEBT 28,416,693
TREASURY INFLATION PROTECTED SECURITIES - 0 .3%
330,083 (b) United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 329,857
TOTAL TREASURY INFLATION PROTECTED SECURITIES 329,857
VARIABLE RATE SECURITIES - 16 .8%
200,000 (c) Federal Farm Credit Bank (FFCB) SOFR - 0.000% 5 .340 07/23/24 200,000
250,000 (c) FFCB SOFR + 0.060% 5 .400 09/09/24 250,026
580,000 (c) Federal Home Loan Bank (FHLB) SOFR - 0.000% 5 .340 07/02/24 580,000
2,000,000 (c) FHLB SOFR - 0.000% 5 .340 07/25/24 2,000,000
2,000,000 (c) FHLB SOFR - 0.000% 5 .340 07/29/24 2,000,000
5,000,000 (c) FHLB SOFR - 0.000% 5 .340 07/30/24 5,000,000
4,500,000 (c) FHLB SOFR - 0.000% 5 .340 08/14/24 4,500,000
3,000,000 (c) FHLB SOFR - 0.000% 5 .340 08/20/24 3,000,000
1,000,000 (c) FHLB SOFR + 0.005% 5 .345 09/23/24 1,000,000
1,500,000 (c) FHLB SOFR + 0.005% 5 .345 09/26/24 1,500,000
1,500,000 (c) FHLB SOFR + 0.005% 5 .345 10/07/24 1,500,000
1,000,000 (c) United States Treasury Floating Rate Note US Treasury Bill 3 M + 0.037% 5 .342 07/31/24 999,966
TOTAL VARIABLE RATE SECURITIES 22,529,992
TOTAL SHORT-TERM INVESTMENTS
(Cost $137,906,477) 137,906,477
TOTAL INVESTMENTS - 102.9% 137,906,477
(Cost $137,906,477)
OTHER ASSETS & LIABILITIES, NET - (2.9)% (3,835,784)
NET ASSETS - 100.0% $ 134,070,693
M Month
SOFR Secure Overnight Financing Rate
(a) Agreement with Fixed Income Clearing Corporation, 5.320% dated 6/28/24 to be repurchased at $66,443,444 on 7/1/24, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 8/15/26, valued at $67,742,367.
(b)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Real Estate Securities Select Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 96.0%
COMMON STOCKS - 96.0%
DATA CENTER REITS - 10 .8%
20,500 Digital Realty Trust, Inc $ 3,117,025
5,000 Equinix, Inc 3,783,000
TOTAL DATA CENTER REITS 6,900,025
HEALTH CARE REITS - 8 .4%
35,800 Healthpeak Properties, Inc 701,680
26,700 Ventas, Inc 1,368,642
31,700 Welltower, Inc 3,304,725
TOTAL HEALTH CARE REITS 5,375,047
HOTEL & RESORT REITS - 1 .4%
48,800 Host Hotels & Resorts Inc 877,424
TOTAL HOTEL & RESORT REITS 877,424
INDUSTRIAL REITS - 17 .8%
4,500 EastGroup Properties, Inc 765,450
64,500 Prologis, Inc 7,243,995
42,200 Rexford Industrial Realty, Inc 1,881,698
24,500 Terreno Realty Corp 1,449,910
TOTAL INDUSTRIAL REITS 11,341,053
MULTI-FAMILY RESIDENTIAL REITS - 9 .5%
12,300 AvalonBay Communities, Inc 2,544,747
5,000 Camden Property Trust 545,550
14,000 Equity Residential 970,760
5,000 Essex Property Trust, Inc 1,361,000
4,500 Mid-America Apartment Communities, Inc 641,745
TOTAL MULTI-FAMILY RESIDENTIAL REITS 6,063,802
OFFICE REITS - 3 .3%
8,400 Boston Properties, Inc 517,104
20,500 SL Green Realty Corp 1,161,120
15,000 Vornado Realty Trust 394,350
TOTAL OFFICE REITS 2,072,574
OTHER SPECIALIZED REITS - 7 .1%
22,100 Gaming and Leisure Properties, Inc 999,141
10,500 Iron Mountain, Inc 941,010
88,900 VICI Properties, Inc 2,546,096
TOTAL OTHER SPECIALIZED REITS 4,486,247
RETAIL REITS - 15 .5%
46,900 Brixmor Property Group, Inc 1,082,921
75,700 Kimco Realty Corp 1,473,122
33,400 Kite Realty Group Trust 747,492
20,000 Realty Income Corp 1,056,400
23,900 Regency Centers Corp 1,486,580
26,700 Simon Property Group, Inc 4,053,060
TOTAL RETAIL REITS 9,899,575
SELF STORAGE REITS - 4 .9%
10,600 Extra Space Storage, Inc 1,647,346
5,000 Public Storage, Inc 1,438,250
TOTAL SELF STORAGE REITS 3,085,596

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SINGLE-FAMILY RESIDENTIAL REITS - 8 .0%
37,900 American Homes 4 Rent $ 1,408,364
24,400 Equity Lifestyle Properties, Inc 1,589,172
21,200 Invitation Homes, Inc 760,868
11,200 Sun Communities, Inc 1,347,808
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 5,106,212
TELECOM TOWER REITS - 9 .3%
21,600 American Tower Corp 4,198,608
13,300 Crown Castle, Inc 1,299,410
2,200 SBA Communications Corp 431,860
TOTAL TELECOM TOWER REITS 5,929,878
TOTAL COMMON STOCKS 61,137,433
(Cost $38,316,615)
TOTAL LONG-TERM INVESTMENTS 61,137,433
(Cost $38,316,615)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.1%
GOVERNMENT AGENCY DEBT - 4 .1%
$ 2,622,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 2,620,854
TOTAL GOVERNMENT AGENCY DEBT 2,620,854
TOTAL SHORT-TERM INVESTMENTS 2,620,854
(Cost $2,622,000)
TOTAL INVESTMENTS - 100.1% 63,758,287
(Cost $40,938,615)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (55,998)
NET ASSETS - 100.0% $ 63,702,289
REIT Real Estate Investment Trust

Small Cap Equity Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 1 .3%
5,660 (a) Atmus Filtration Technologies, Inc $ 162,895
3,037 (a) Gentherm, Inc 149,785
3,240 (a) Modine Manufacturing Co 324,615
1,830 (a) Visteon Corp 195,261
TOTAL AUTOMOBILES & COMPONENTS 832,556
BANKS - 8 .7%
5,164 Ameris Bancorp 260,007
4,616 (a) Axos Financial, Inc 263,804
2,717 (a) Bancorp, Inc 102,594
5,754 Bank of NT Butterfield & Son Ltd 202,081
1,480 Berkshire Hills Bancorp, Inc 33,744
3,280 Cadence Bank 92,758
6,253 Cathay General Bancorp 235,863
3,044 Central Pacific Financial Corp 64,533
1,041 ConnectOne Bancorp, Inc 19,665
5,937 (a) Customers Bancorp, Inc 284,857
12,413 CVB Financial Corp 214,000
3,486 Eagle Bancorp, Inc 65,885
2,011 Enterprise Financial Services Corp 82,270
860 FB Financial Corp 33,566
3,413 First Busey Corp 82,629
2,532 First Financial Bancorp 56,261
3,360 First Financial Bankshares, Inc 99,221
1,919 First Financial Corp 70,773
3,962 First Merchants Corp 131,895
5,723 Hancock Whitney Corp 273,731
3,153 Heartland Financial USA, Inc 140,151
6,543 Heritage Commerce Corp 56,924
4,664 Horizon Bancorp, Inc 57,694
1,600 Independent Bank Corp 43,200
1,971 International Bancshares Corp 112,761
2,886 (a) Metropolitan Bank Holding Corp 121,472
3,549 National Bank Holdings Corp 138,588
6,141 OceanFirst Financial Corp 97,581
8,913 OFG Bancorp 333,792
12,160 Old National Bancorp 209,030
8,685 Pacific Premier Bancorp, Inc 199,494
1,592 Preferred Bank 120,180
3,519 Provident Financial Services, Inc 50,498
1,148 QCR Holdings, Inc 68,880
4,458 Renasant Corp 136,147
5,226 Towne Bank 142,513
3,279 UMB Financial Corp 273,534
6,612 United Bankshares, Inc 214,493
6,590 Veritex Holdings, Inc 138,983
4,204 WesBanco, Inc 117,334
3,294 Westamerica Bancorporation 159,858
1,304 WSFS Financial Corp 61,288
TOTAL BANKS 5,664,532
CAPITAL GOODS - 11 .6%
2,553 Albany International Corp (Class A) 215,601
3,020 (a) American Superconductor Corp 70,638
7,944 (a) API Group Corp 298,933
2,296 Apogee Enterprises, Inc 144,269
327 Applied Industrial Technologies, Inc 63,438
3,228 Arcosa, Inc 269,247

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,038 Atkore, Inc $ 140,057
3,432 (a) Beacon Roofing Supply, Inc 310,596
5,332 (a) Blue Bird Corp 287,128
1,820 Cadre Holdings, Inc 61,079
2,710 Columbus McKinnon Corp 93,603
1,161 Comfort Systems USA, Inc 353,083
2,036 (a) Construction Partners, Inc 112,408
1,159 CSW Industrials, Inc 307,494
6,680 (a) DNOW, Inc 91,716
5,331 Enerpac Tool Group Corp 203,538
1,745 ESCO Technologies, Inc 183,295
3,797 Federal Signal Corp 317,695
6,405 (a),(b) Fluence Energy, Inc 111,063
1,849 FTAI Aviation Ltd 190,872
2,810 (a) Gibraltar Industries, Inc 192,626
557 (a) GMS, Inc 44,900
889 H&E Equipment Services, Inc 39,267
11,920 (a) Janus International Group, Inc 150,550
3,720 (a) Leonardo DRS, Inc 94,897
1,425 McGrath RentCorp 151,834
972 Moog, Inc (Class A) 162,616
13,933 Mueller Water Products, Inc (Class A) 249,679
6,942 (a) NEXTracker, Inc 325,441
3,189 (a) Parsons Corp 260,892
1,570 Powell Industries, Inc 225,138
3,257 Primoris Services Corp 162,492
9,802 (a) Resideo Technologies, Inc 191,727
2,828 (a) SPX Technologies, Inc 401,972
2,209 (a) Sterling Construction Co, Inc 261,413
1,922 Tennant Co 189,202
2,000 (a) Titan Machinery, Inc 31,800
3,707 Trinity Industries, Inc 110,913
11,239 (a) Triumph Group, Inc 173,193
604 UFP Industries, Inc 67,648
1,534 Watts Water Technologies, Inc (Class A) 281,290
TOTAL CAPITAL GOODS 7,595,243
COMMERCIAL & PROFESSIONAL SERVICES - 3 .7%
4,438 ABM Industries, Inc 224,430
11,739 (a) ACV Auctions, Inc 214,237
950 Barrett Business Services, Inc 31,131
737 (a) CBIZ, Inc 54,612
1,690 (a) CECO Environmental Corp 48,756
9,786 (a) ExlService Holdings, Inc 306,889
1,064 (a) Franklin Covey Co 40,432
10,643 (a) Healthcare Services Group 112,603
2,217 Heidrick & Struggles International, Inc 70,013
2,056 (a) Huron Consulting Group, Inc 202,516
1,673 ICF International, Inc 248,374
3,315 MAXIMUS, Inc 284,095
3,495 (a) Montrose Environmental Group, Inc 155,737
2,194 TriNet Group, Inc 219,400
15,109 (a) Upwork, Inc 162,422
2,168 (a) Verra Mobility Corp 58,970
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,434,617
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3 .0%
4,312 (a) Abercrombie & Fitch Co (Class A) 766,846
6,835 American Eagle Outfitters, Inc 136,427
2,868 Build-A-Bear Workshop, Inc 72,474
2,002 (a) Carvana Co 257,697
3,890 (a) GigaCloud Technology, Inc 118,334
5,545 Upbound Group, Inc 170,232
5,907 (a) Urban Outfitters, Inc 242,482

Small Cap Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
12,920 (a) Warby Parker, Inc $ 207,495
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,971,987
CONSUMER DURABLES & APPAREL - 1 .8%
1,550 Acushnet Holdings Corp 98,394
2,110 Century Communities, Inc 172,303
1,166 Installed Building Products, Inc 239,823
3,605 (a) Lovesac Co 81,401
6,039 (a) Taylor Morrison Home Corp 334,802
6,718 (a) Tri Pointe Homes, Inc 250,245
TOTAL CONSUMER DURABLES & APPAREL 1,176,968
CONSUMER SERVICES - 4 .4%
1,950 (a) Adtalem Global Education, Inc 133,010
229 (a) Biglari Holdings, Inc (B Shares) 44,284
2,759 (a) Brinker International, Inc 199,724
1,806 Carriage Services, Inc 48,473
11,294 (a) Coursera, Inc 80,865
6,360 (a) Despegar.com Corp 84,143
1,334 (a) Duolingo, Inc 278,366
11,880 (a) Everi Holdings, Inc 99,792
6,557 (a) Frontdoor, Inc 221,561
8,345 International Game Technology plc 170,739
8,686 (a) Life Time Group Holdings, Inc 163,557
9,116 (a) OneSpaWorld Holdings Ltd 140,113
12,322 (a) Rush Street Interactive, Inc 118,168
1,590 (a) Shake Shack, Inc 143,100
1,875 Strategic Education, Inc 207,487
2,218 (a) Stride, Inc 156,369
13,607 (a) Sweetgreen, Inc 410,115
976 Texas Roadhouse, Inc (Class A) 167,589
TOTAL CONSUMER SERVICES 2,867,455
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .7%
5,584 (a) Chefs' Warehouse, Inc 218,390
2,680 (a) Sprouts Farmers Market, Inc 224,209
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 442,599
ENERGY - 7 .3%
8,709 Ardmore Shipping Corp 196,214
2,692 California Resources Corp 143,268
1,414 Chord Energy Corp 237,100
12,675 Crescent Energy Co 150,199
6,902 Delek US Holdings, Inc 170,894
8,223 DHT Holdings, Inc 95,140
10,523 (a) Diamond Offshore Drilling, Inc 163,001
1,440 Excelerate Energy, Inc 26,554
7,342 (a) Expro Group Holdings NV 168,279
8,644 Golar LNG Ltd 270,989
13,429 (a) Helix Energy Solutions Group, Inc 160,342
2,553 International Seaways, Inc 150,959
6,616 Liberty Energy, Inc 138,208
6,384 Magnolia Oil & Gas Corp 161,771
9,999 Murphy Oil Corp 412,359
6,845 (a) Oceaneering International, Inc 161,953
8,812 (a) Par Pacific Holdings, Inc 222,503
17,374 (a) ProPetro Holding Corp 150,633
1,580 (a) Rex American Resources Corp 72,032
3,812 Scorpio Tankers, Inc 309,877
4,436 (a) Seadrill Ltd 228,454
12,440 Select Water Solutions, Inc 133,108
5,070 SM Energy Co 219,176
3,108 Teekay Tankers Ltd 213,861
5,129 Vitesse Energy, Inc 121,557

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
2,221 (a) Weatherford International plc $ 271,961
TOTAL ENERGY 4,750,392
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6 .5%
5,027 American Assets Trust, Inc 112,504
6,000 American Healthcare REIT, Inc 87,660
16,259 Apple Hospitality REIT, Inc 236,406
15,132 Broadstone Net Lease, Inc 240,145
8,179 Corporate Office Properties Trust 204,720
17,042 Empire State Realty Trust, Inc 159,854
5,920 (a) Equity Commonwealth 114,848
11,169 Essential Properties Realty Trust, Inc 309,493
21,515 Hudson Pacific Properties, Inc 103,487
3,963 Independence Realty Trust, Inc 74,267
5,294 InvenTrust Properties Corp 131,079
12,694 Kite Realty Group Trust 284,092
2,590 National Health Investors, Inc 175,421
18,134 Paramount Group, Inc 83,960
8,125 Phillips Edison & Co, Inc 265,769
17,970 Piedmont Office Realty Trust, Inc 130,282
17,033 RLJ Lodging Trust 164,028
3,325 (c) Ryman Hospitality Properties, Inc 332,034
18,548 Summit Hotel Properties, Inc 111,103
19,480 Sunstone Hotel Investors, Inc 203,761
10,152 Tanger Factory Outlet Centers, Inc 275,221
2,450 UMH Properties, Inc 39,176
5,570 Urban Edge Properties 102,878
9,828 Washington REIT 156,560
9,443 Xenia Hotels & Resorts, Inc 135,318
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,234,066
FINANCIAL SERVICES - 5 .8%
7,222 ARMOUR Residential REIT, Inc 139,962
5,417 Artisan Partners Asset Management, Inc 223,560
39,681 BGC Group, Inc 329,352
3,664 Enact Holdings, Inc 112,338
848 (a) Enova International, Inc 52,788
6,003 Essent Group Ltd 337,309
9,022 (a) Flywire Corp 147,871
9,740 (a) Green Dot Corp 92,043
4,075 Jackson Financial, Inc 302,610
3,429 (a) LendingTree, Inc 142,612
1,280 Merchants Bancorp 51,891
13,470 MFA Financial, Inc 143,321
4,020 (a) NCR Corp ATM 108,620
8,106 (a) NMI Holdings, Inc 275,928
4,580 P10, Inc 38,838
15,350 (a) Pagseguro Digital Ltd 179,442
35,139 (a) Payoneer Global, Inc 194,670
590 Piper Jaffray Cos 135,800
8,755 Radian Group, Inc 272,281
14,418 (a) Repay Holdings Corp 152,254
3,962 Victory Capital Holdings, Inc 189,106
851 Virtus Investment Partners, Inc 192,198
TOTAL FINANCIAL SERVICES 3,814,794
FOOD, BEVERAGE & TOBACCO - 1 .8%
1,969 Cal-Maine Foods, Inc 120,326
260 Coca-Cola Consolidated Inc 282,100
570 J&J Snack Foods Corp 92,551
1,355 Lancaster Colony Corp 256,054
11,186 Primo Water Corp 244,526
4,241 (a) Vital Farms, Inc 198,351
TOTAL FOOD, BEVERAGE & TOBACCO 1,193,908

Small Cap Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
860 (a) Addus HomeCare Corp $ 99,854
7,623 (a) Angiodynamics, Inc 46,119
5,174 (a) AtriCure, Inc 117,812
5,570 (a) BrightSpring Health Services, Inc 63,275
26,467 (a) Brookdale Senior Living, Inc 180,770
2,086 Conmed Corp 144,601
12,470 (a) Figs, Inc 66,465
8,499 (a) Guardant Health, Inc 245,451
8,743 (a) Health Catalyst, Inc 55,868
2,572 HealthStream, Inc 71,759
22,604 (a) Hims & Hers Health, Inc 456,375
4,925 (a) Inari Medical, Inc 237,139
539 (a) Integer Holdings Corp 62,411
3,850 (a) Integra LifeSciences Holdings Corp 112,189
4,462 (a) Lantheus Holdings, Inc 358,254
4,205 (a) LivaNova plc 230,518
2,140 (a) Merit Medical Systems, Inc 183,933
1,760 (a) PetIQ, Inc 38,826
1,650 (a) RadNet, Inc 97,218
1,810 (a) RxSight, Inc 108,908
8,208 Select Medical Holdings Corp 287,772
6,923 (a) Silk Road Medical, Inc 187,198
3,910 (a) Surgery Partners, Inc 93,019
1,540 (a) TransMedics Group, Inc 231,955
470 US Physical Therapy, Inc 43,437
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,821,126
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
5,444 (a) BellRing Brands, Inc 311,070
1,769 (a) elf Beauty, Inc 372,764
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 683,834
INSURANCE - 1 .3%
6,065 (a) BRP Group, Inc 215,126
2,661 Employers Holdings, Inc 113,438
2,826 F&G Annuities & Life, Inc 107,529
7,137 Fidelis Insurance Holdings Ltd 116,405
2,420 (a) Hamilton Insurance Group Ltd 40,293
933 (a) Palomar Holdings, Inc 75,713
2,321 Selective Insurance Group, Inc 217,779
TOTAL INSURANCE 886,283
MATERIALS - 4 .9%
5,742 (a) Allegheny Technologies, Inc 318,394
6,727 (a) Aspen Aerogels, Inc 160,439
3,364 Cabot Corp 309,118
2,559 Carpenter Technology Corp 280,415
15,949 (a) Coeur Mining, Inc 89,633
2,840 Commercial Metals Co 156,172
7,909 (a) Constellium SE 149,085
45,493 Hecla Mining Co 220,641
1,828 Innospec, Inc 225,922
1,070 Kaiser Aluminum Corp 94,053
3,632 (a) Knife River Corp 254,748
3,154 Minerals Technologies, Inc 262,287
1,985 Olympic Steel, Inc 88,988
2,550 Orion S.A. 55,947
9,389 (a) Rayonier Advanced Materials, Inc 51,076
2,681 Sensient Technologies Corp 198,903
7,178 (a) Summit Materials, Inc 262,787
TOTAL MATERIALS 3,178,608
MEDIA & ENTERTAINMENT - 1 .9%
3,592 (a) Atlanta Braves Holdings, Inc 141,669
10,038 (a),(b) Cardlytics, Inc 82,412

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
4,820 (a) Cars.com, Inc $ 94,954
4,260 (a) EverQuote, Inc 88,864
9,852 (a) Integral Ad Science Holding Corp 95,761
15,582 (a) Lions Gate Entertainment Corp (Class B) 133,538
4,027 (a) Madison Square Garden Entertainment Corp 137,844
11,076 (a) Magnite, Inc 147,200
6,433 (a) PubMatic, Inc 130,654
5,245 (a) Yelp, Inc 193,803
TOTAL MEDIA & ENTERTAINMENT 1,246,699
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10 .4%
36,542 (a) ADMA Biologics, Inc 408,540
2,552 (a) Alkermes plc 61,503
15,606 (a) Amicus Therapeutics, Inc 154,812
17,094 (a) Amneal Pharmaceuticals, Inc 108,547
4,141 (a) Amphastar Pharmaceuticals, Inc 165,640
2,587 (a) ANI Pharmaceuticals, Inc 164,740
22,639 (a) Annexon, Inc 110,931
30,841 (a) Ardelyx, Inc 228,532
17,375 (a) Aurinia Pharmaceuticals, Inc 99,211
7,888 (a) Avidity Biosciences, Inc 322,225
29,089 (a) BioCryst Pharmaceuticals, Inc 179,770
1,829 (a) Blueprint Medicines Corp 197,130
10,812 (a) Catalyst Pharmaceuticals, Inc 167,478
5,381 (a) Celldex Therapeutics, Inc 199,151
13,903 (a) Codexis, Inc 43,099
9,014 (a) Cogent Biosciences, Inc 75,988
35,120 (a) Esperion Thereapeutics, Inc 77,966
9,537 (a) Evolus, Inc 103,476
7,033 (a) Halozyme Therapeutics, Inc 368,248
14,040 (a) Heron Therapeutics, Inc 49,140
14,920 (a),(b) Humacyte, Inc 71,616
8,180 (a) Insmed, Inc 548,060
6,380 (a) Intellia Therapeutics, Inc 142,784
3,965 (a) Intra-Cellular Therapies, Inc 271,563
2,925 (a) Janux Therapeutics, Inc 122,528
6,904 (a) Kiniksa Pharmaceuticals Ltd 128,898
24,278 (a) MannKind Corp 126,731
4,814 (a) Mirum Pharmaceuticals, Inc 164,591
9,565 (a) Myriad Genetics, Inc 233,960
10,714 (a) Nurix Therapeutics, Inc 223,601
2,846 Phibro Animal Health Corp 47,727
1,890 (a) Praxis Precision Medicines, Inc 78,170
3,480 (a) Protagonist Therapeutics, Inc 120,582
4,460 (a) PTC Therapeutics, Inc 136,387
6,504 (a) Quanterix Corp 85,918
1 (a) Rigel Pharmaceuticals, Inc 7
3,793 (a) SpringWorks Therapeutics, Inc 142,882
7,090 (a) Syndax Pharmaceuticals, Inc 145,558
5,940 (a) Terns Pharmaceuticals, Inc 40,451
12,469 (a) TG Therapeutics, Inc 221,823
11,366 (a) Travere Therapeutics, Inc 93,429
7,480 (a) Vanda Pharmaceuticals, Inc 42,262
5,185 (a) Veracyte, Inc 112,359
2,356 (a) Vericel Corp 108,093
133 (a) Vertex Pharmaceuticals, Inc 62,340
9,795 (a) Verve Therapeutics, Inc 47,800
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,806,247
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .9%
3,733 (a) Ambarella, Inc 201,395
2,286 (a) Axcelis Technologies, Inc 325,046
10,632 (a) Credo Technology Group Holding Ltd 339,586
7,225 (a) MaxLinear, Inc 145,512

Small Cap Equity Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
2,795 (a) PDF Solutions, Inc $ 101,682
5,935 (a) Rambus, Inc 348,741
3,198 (a) Semtech Corp 95,556
2,700 (a) Ultra Clean Holdings 132,300
4,217 (a) Veeco Instruments, Inc 196,976
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,886,794
SOFTWARE & SERVICES - 6 .5%
1,347 (a) Agilysys, Inc 140,277
5,719 (a) Alkami Technology, Inc 162,877
1,185 (a) Appfolio, Inc 289,815
4,990 (a) AvePoint, Inc 51,996
944 (a) Blackbaud, Inc 71,904
14,897 (a) Cipher Mining, Inc 61,823
8,354 Clear Secure, Inc 156,303
6,070 (a) Clearwater Analytics Holdings, Inc 112,416
3,254 (a) Commvault Systems, Inc 395,589
1,020 (a) Dave, Inc 30,906
5,727 (a) Fastly, Inc 42,208
12,640 (a) Freshworks, Inc 160,402
3,539 (a) Intapp, Inc 129,775
6,183 (a) LiveRamp Holdings, Inc 191,302
17,495 (a) Olo, Inc 77,328
6,410 (a) Pagaya Technologies Ltd 81,792
7,730 (a) PagerDuty, Inc 177,249
4,056 (a) PROS Holdings, Inc 116,204
2,493 (a) Q2 Holdings, Inc 150,403
3,840 SolarWinds Corp 46,272
1,265 (a) Sprout Social, Inc 45,135
1,801 (a) SPS Commerce, Inc 338,876
5,531 (a) Squarespace, Inc 241,318
7,267 (a) Tenable Holdings, Inc 316,696
2,957 (a) Varonis Systems, Inc 141,847
5,085 (a) Verint Systems, Inc 163,737
673 (a) Workiva, Inc 49,122
11,007 (a) Zeta Global Holdings Corp 194,274
10,350 (a) Zuora, Inc 102,775
TOTAL SOFTWARE & SERVICES 4,240,621
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .8%
1,380 (a) Diebold Nixdorf, Inc 53,102
1,703 (a) Fabrinet 416,877
15,726 (a),(b) Infinera Corp 95,771
4,470 (a) Knowles Corp 77,152
986 (a) OSI Systems, Inc 135,595
750 (a) Plexus Corp 77,385
7,489 (a) Sanmina Corp 496,146
374 (a) Super Micro Computer, Inc 306,437
831 (a) Vishay Precision Group, Inc 25,296
10,388 Xerox Holdings Corp 120,709
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,804,470
TELECOMMUNICATION SERVICES - 0 .7%
6,188 (a) Bandwidth, Inc 104,453
4,063 Iridium Communications, Inc 108,157
11,789 Telephone and Data Systems, Inc 244,386
TOTAL TELECOMMUNICATION SERVICES 456,996
TRANSPORTATION - 1 .5%
1,957 ArcBest Corp 209,555
9,126 Costamare, Inc 149,940
5,418 Hub Group, Inc (Class A) 233,245
4,952 (a) Skywest, Inc 406,411
TOTAL TRANSPORTATION 999,151

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES - 2 .3%
3,945 Allete, Inc $ 245,971
4,817 Black Hills Corp 261,949
8,667 Brookfield Infrastructure Corp 291,731
3,964 ONE Gas, Inc 253,101
1,190 Otter Tail Corp 104,232
1,862 SJW Corp 100,958
2,300 Southwest Gas Holdings Inc 161,874
1,556 Unitil Corp 80,585
TOTAL UTILITIES 1,500,401
TOTAL COMMON STOCKS 64,490,347
(Cost $52,630,974)
TOTAL LONG-TERM INVESTMENTS 64,490,347
(Cost $52,630,974)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 1 .5%
$ 980,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 979,572
TOTAL GOVERNMENT AGENCY DEBT 979,572
TOTAL SHORT-TERM INVESTMENTS 979,572
(Cost $980,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
179,800 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .330 (e) 179,800
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 179,800
(Cost $179,800)
TOTAL INVESTMENTS - 100.3% 65,649,719
(Cost $53,790,774)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (227,028)
NET ASSETS - 100.0% $ 65,422,691
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $368,686.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 9 09/20/24  $ 913,325 $ 929,250 $ 15,925

Stock Index Fund June 30, 2024
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .4%
1,634 (a) Adient plc $ 40,376
1,752 (a) American Axle & Manufacturing Holdings, Inc 12,247
4,464 (a) Aptiv plc 314,355
1,242 (a) Atmus Filtration Technologies, Inc 35,745
4,087 BorgWarner, Inc 131,765
271 (a) Cooper-Standard Holdings, Inc 3,371
1,652 Dana Inc 20,022
476 (a) Dorman Products, Inc 43,545
61,936 Ford Motor Co 776,677
713 (a) Fox Factory Holding Corp 34,360
17,997 General Motors Co 836,141
3,486 Gentex Corp 117,513
573 (a) Gentherm, Inc 28,260
4,151 (a) Goodyear Tire & Rubber Co 47,114
2,011 Harley-Davidson, Inc 67,449
377 LCI Industries 38,974
864 Lear Corp 98,677
11,997 (a),(b) Lucid Group, Inc 31,312
3,923 (a),(b) Luminar Technologies, Inc 5,845
772 (a) Modine Manufacturing Co 77,347
381 Patrick Industries, Inc 41,358
817 Phinia, Inc 32,157
4,728 (a) QuantumScape Corp 23,262
12,953 (a),(b) Rivian Automotive, Inc 173,829
2,129 (a),(b) Solid Power, Inc 3,513
330 Standard Motor Products, Inc 9,151
449 (a) Stoneridge, Inc 7,166
44,067 (a) Tesla, Inc 8,719,978
900 Thor Industries, Inc 84,105
496 (a) Visteon Corp 52,923
486 Winnebago Industries, Inc 26,341
343 (a) XPEL, Inc 12,197
TOTAL AUTOMOBILES & COMPONENTS 11,947,075
BANKS - 3 .5%
254 1st Source Corp 13,619
95 ACNB Corp 3,446
197 Amalgamated Financial Corp 5,398
442 Amerant Bancorp, Inc 10,033
1,222 Ameris Bancorp 61,528
204 Arrow Financial Corp 5,314
1,508 Associated Banc-Corp 31,894
1,450 Atlantic Union Bankshares Corp 47,632
945 (a) Axos Financial, Inc 54,007
1,824 Banc of California, Inc 23,311
446 Bancfirst Corp 39,114
814 (a) Bancorp, Inc 30,737
117 Bank First Corp 9,663
107,815 Bank of America Corp 4,287,803
861 (b) Bank of Hawaii Corp 49,258
174 Bank of Marin Bancorp 2,817
415 Bank of NT Butterfield & Son Ltd 14,575
1,880 Bank OZK 77,080
802 BankUnited, Inc 23,475
511 Banner Corp 25,366
219 Bar Harbor Bankshares 5,887
148 BayCom Corp 3,012
174 BCB Bancorp, Inc 1,850

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
641 Berkshire Hills Bancorp, Inc $ 14,615
298 (a) Blue Foundry Bancorp 2,703
427 BOK Financial Corp 39,130
385 (a) Bridgewater Bancshares, Inc 4,470
1,258 Brookline Bancorp, Inc 10,504
197 Burke & Herbert Financial Services Corp 10,043
324 Business First Bancshares, Inc 7,050
231 Byline Bancorp, Inc 5,484
3,491 Cadence Bank 98,725
59 Cambridge Bancorp 4,071
238 Camden National Corp 7,854
693 Capital Bancorp, Inc 14,206
156 Capital City Bank Group, Inc 4,437
2,332 Capitol Federal Financial, Inc 12,803
641 (a) Carter Bankshares, Inc 9,692
1,220 Cathay General Bancorp 46,018
470 Central Pacific Financial Corp 9,964
30,496 Citigroup, Inc 1,935,276
167 Citizens & Northern Corp 2,988
7,652 Citizens Financial Group, Inc 275,702
64 Citizens Financial Services, Inc 2,860
236 City Holding Co 25,075
157 Civista Bancshares, Inc 2,432
226 CNB Financial Corp 4,613
415 (a) Coastal Financial Corp 19,148
163 Colony Bankcorp, Inc 1,997
3,230 Columbia Banking System, Inc 64,245
599 (a) Columbia Financial, Inc 8,967
2,351 Comerica, Inc 119,995
2,055 Commerce Bancshares, Inc 114,628
1,009 Community Bank System, Inc 47,635
238 Community Trust Bancorp, Inc 10,391
422 ConnectOne Bancorp, Inc 7,972
858 (a) CrossFirst Bankshares, Inc 12,029
1,101 Cullen/Frost Bankers, Inc 111,895
438 (a) Customers Bancorp, Inc 21,015
2,357 CVB Financial Corp 40,635
611 Dime Community Bancshares, Inc 12,464
638 Eagle Bancorp, Inc 12,058
2,453 East West Bancorp, Inc 179,633
2,652 Eastern Bankshares, Inc 37,075
147 Enterprise Bancorp, Inc 3,657
424 Enterprise Financial Services Corp 17,346
161 Equity Bancshares, Inc 5,667
105 Esquire Financial Holdings, Inc 4,998
227 ESSA Bancorp, Inc 3,993
193 Farmers & Merchants Bancorp, Inc 4,481
378 Farmers National Banc Corp 4,721
560 FB Financial Corp 21,857
11,034 Fifth Third Bancorp 402,631
202 Financial Institutions, Inc 3,903
440 First Bancorp 14,045
3,399 First BanCorp 62,168
162 First Bancorp, Inc 4,026
201 First Bancshares, Inc 5,222
354 First Bank 4,510
586 First Busey Corp 14,187
87 First Business Financial Services, Inc 3,218
188 First Citizens Bancshares, Inc (Class A) 316,519
1,371 First Commonwealth Financial Corp 18,933
242 First Community Bancshares, Inc 8,915
1,705 First Financial Bancorp 37,885
2,288 First Financial Bankshares, Inc 67,565

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
445 First Foundation, Inc $ 2,915
2,293 First Hawaiian, Inc 47,603
8,270 First Horizon National Corp 130,418
1,459 First Interstate BancSystem, Inc 40,516
960 First Merchants Corp 31,958
93 First Mid Bancshares, Inc 3,058
321 First of Long Island Corp 3,216
170 (a) First Western Financial, Inc 2,890
177 Five Star Bancorp 4,186
358 Flushing Financial Corp 4,708
5,298 FNB Corp 72,477
2,673 Fulton Financial Corp 45,388
158 (a) FVCBankcorp, Inc 1,725
325 German American Bancorp, Inc 11,489
1,648 Glacier Bancorp, Inc 61,503
26 Great Southern Bancorp, Inc 1,446
132 Greene County Bancorp, Inc 4,450
28 Guaranty Bancshares, Inc 883
1,685 Hancock Whitney Corp 80,594
484 Hanmi Financial Corp 8,092
1,147 HarborOne Bancorp, Inc 12,766
429 Heartland Financial USA, Inc 19,069
1,217 Heritage Commerce Corp 10,588
460 Heritage Financial Corp 8,294
1,168 Hilltop Holdings, Inc 36,535
22 Hingham Institution For Savings The 3,935
89 Home Bancorp, Inc 3,561
2,960 Home Bancshares, Inc 70,922
314 HomeStreet, Inc 3,580
265 HomeTrust Bancshares, Inc 7,958
1,956 Hope Bancorp, Inc 21,007
501 Horizon Bancorp, Inc 6,197
23,480 Huntington Bancshares, Inc 309,466
308 Independent Bank Corp 8,316
726 Independent Bank Corp 36,823
488 Independent Bank Group, Inc 22,214
843 International Bancshares Corp 48,228
164 John Marshall Bancorp, Inc 2,860
45,501 JPMorgan Chase & Co 9,203,032
2,079 Kearny Financial Corp 12,786
16,007 Keycorp 227,459
525 Lakeland Financial Corp 32,298
485 Live Oak Bancshares, Inc 17,004
2,752 M&T Bank Corp 416,543
400 Macatawa Bank Corp 5,840
226 Mercantile Bank Corp 9,169
224 Metrocity Bankshares, Inc 5,914
101 (a) Metropolitan Bank Holding Corp 4,251
129 Mid Penn Bancorp, Inc 2,832
324 Midland States Bancorp, Inc 7,339
169 MidWestOne Financial Group, Inc 3,801
142 MVB Financial Corp 2,647
535 National Bank Holdings Corp 20,892
243 National Bankshares, Inc 6,872
669 NBT Bancorp, Inc 25,823
11,778 (b) New York Community Bancorp, Inc 37,925
140 Nicolet Bankshares, Inc 11,626
90 Northeast Bank 5,477
643 Northfield Bancorp, Inc 6,096
1,369 Northwest Bancshares, Inc 15,812
50,264 (a) NU Holdings Ltd 647,903
714 OceanFirst Financial Corp 11,345
596 OFG Bancorp 22,320

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
3,793 Old National Bancorp $ 65,202
432 Old Second Bancorp, Inc 6,398
249 Origin Bancorp, Inc 7,898
111 Orrstown Financial Services, Inc 3,037
1,405 Pacific Premier Bancorp, Inc 32,273
205 Park National Corp 29,180
126 Parke Bancorp, Inc 2,192
513 Pathward Financial, Inc 29,020
144 PCB Bancorp 2,344
259 Peapack Gladstone Financial Corp 5,866
532 Peoples Bancorp, Inc 15,960
101 Peoples Financial Services Corp 4,600
1,330 Pinnacle Financial Partners, Inc 106,453
226 (a) Pioneer Bancorp, Inc 2,262
6,354 PNC Financial Services Group, Inc 987,920
420 (a) Ponce Financial Group, Inc 3,839
1,252 Popular, Inc 110,714
188 Preferred Bank 14,192
586 Premier Financial Corp 11,990
169 Primis Financial Corp 1,771
1,690 Prosperity Bancshares, Inc 103,327
1,724 Provident Financial Services, Inc 24,739
190 QCR Holdings, Inc 11,400
104 RBB Bancorp 1,956
91 Red River Bancshares, Inc 4,367
15,074 Regions Financial Corp 302,083
769 Renasant Corp 23,485
146 Republic Bancorp, Inc (Class A) 7,827
540 S&T Bancorp, Inc 18,031
495 Sandy Spring Bancorp, Inc 12,058
977 Seacoast Banking Corp of Florida 23,096
726 ServisFirst Bancshares, Inc 45,876
130 Shore Bancshares, Inc 1,488
192 Sierra Bancorp 4,297
1,550 Simmons First National Corp (Class A) 27,249
116 SmartFinancial, Inc 2,746
138 South Plains Financial, Inc 3,726
101 (a) Southern First Bancshares, Inc 2,953
86 Southern Missouri Bancorp, Inc 3,871
432 Southside Bancshares, Inc 11,927
1,456 SouthState Corp 111,267
522 Stellar Bancorp, Inc 11,985
346 (a) Sterling Bancorp, Inc 1,810
421 Stock Yards Bancorp, Inc 20,911
2,625 Synovus Financial Corp 105,499
932 (a) Texas Capital Bancshares, Inc 56,982
192 (a) Third Coast Bancshares, Inc 4,084
229 Tompkins Trustco, Inc 11,198
996 Towne Bank 27,161
618 Trico Bancshares 24,454
513 (a) Triumph Financial, Inc 41,938
21,280 Truist Financial Corp 826,728
277 TrustCo Bank Corp NY 7,969
1,035 Trustmark Corp 31,091
685 UMB Financial Corp 57,143
1,802 United Bankshares, Inc 58,457
1,315 United Community Banks, Inc 33,480
364 Univest Financial Corp 8,310
25,013 US Bancorp 993,016
328 USCB Financial Holdings, Inc 4,208
6,140 Valley National Bancorp 42,857
1,054 Veritex Holdings, Inc 22,229
741 Washington Federal, Inc 21,178

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
BANKS—continued
232 Washington Trust Bancorp, Inc $ 6,359
2,747 Webster Financial Corp 119,742
55,677 Wells Fargo & Co 3,306,657
875 WesBanco, Inc 24,421
239 West Bancorporation, Inc 4,278
533 Westamerica Bancorporation 25,866
1,585 Western Alliance Bancorp 99,570
886 Wintrust Financial Corp 87,324
1,054 WSFS Financial Corp 49,538
2,395 Zions Bancorporation 103,871
TOTAL BANKS 29,615,797
CAPITAL GOODS - 6 .2%
2,107 (a) 3D Systems Corp 6,468
8,882 3M Co 907,652
1,763 A.O. Smith Corp 144,178
1,086 Aaon, Inc 94,743
511 (a) AAR Corp 37,150
470 Acuity Brands, Inc 113,477
1,058 Advanced Drainage Systems, Inc 169,693
2,147 Aecom Technology Corp 189,237
407 (a) Aerovironment, Inc 74,139
149 (a) AerSale Corp 1,031
840 AGCO Corp 82,219
1,501 Air Lease Corp 71,343
148 Alamo Group, Inc 25,604
620 Albany International Corp (Class A) 52,359
1,346 Allegion plc 159,030
197 Allied Motion Technologies, Inc 4,978
1,313 Allison Transmission Holdings, Inc 99,657
330 Alta Equipment Group, Inc 2,653
512 (a) Ameresco, Inc 14,751
520 (a) American Superconductor Corp 12,163
254 (a) American Woodmark Corp 19,964
3,695 Ametek, Inc 615,993
3,356 (a) API Group Corp 126,286
438 Apogee Enterprises, Inc 27,522
567 Applied Industrial Technologies, Inc 109,998
2,056 (a),(b) Archer Aviation, Inc 7,237
909 Arcosa, Inc 75,820
244 Argan, Inc 17,851
564 Armstrong World Industries, Inc 63,867
2,492 (a) Array Technologies, Inc 25,568
334 Astec Industries, Inc 9,906
340 (a) Astronics Corp 6,810
587 Atkore, Inc 79,204
1,101 (a) Axon Enterprise, Inc 323,958
2,171 (a) AZEK Co, Inc 91,464
406 AZZ, Inc 31,363
782 Barnes Group, Inc 32,383
1,000 (a) Beacon Roofing Supply, Inc 90,500
632 (a) Blink Charging Co 1,732
2,944 (a),(b) Bloom Energy Corp 36,035
494 (a) Blue Bird Corp 26,602
166 (a) BlueLinx Holdings, Inc 15,453
9,191 (a) Boeing Co 1,672,854
597 Boise Cascade Co 71,174
145 (a) Bowman Consulting Group Ltd 4,610
287 Brookfield Business Corp 5,861
1,929 (a) Builders FirstSource, Inc 266,993
1,363 BWX Technologies, Inc 129,485
228 Cadre Holdings, Inc 7,652
787 Carlisle Cos, Inc 318,900

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
13,497 Carrier Global Corp $ 851,391
7,760 Caterpillar, Inc 2,584,856
8,360 (a),(b) ChargePoint Holdings, Inc 12,624
669 (a) Chart Industries, Inc 96,563
14,332 CNH Industrial NV 145,183
413 Columbus McKinnon Corp 14,265
575 Comfort Systems USA, Inc 174,869
597 (a) Commercial Vehicle Group, Inc 2,925
708 (a) Concrete Pumping Holdings, Inc 4,255
531 (a) Construction Partners, Inc 29,317
2,541 (a) Core & Main, Inc 124,357
775 Crane Co 112,359
225 CSW Industrials, Inc 59,695
2,179 Cummins, Inc 603,430
616 Curtiss-Wright Corp 166,924
688 (a) Custom Truck One Source, Inc 2,993
4,045 Deere & Co 1,511,333
1,637 (a) DNOW, Inc 22,476
1,811 Donaldson Co, Inc 129,595
347 Douglas Dynamics, Inc 8,120
2,162 Dover Corp 390,133
160 (a) Ducommun, Inc 9,290
240 (a) DXP Enterprises, Inc 11,002
486 (a) Dycom Industries, Inc 82,017
6,375 Eaton Corp plc 1,998,881
778 EMCOR Group, Inc 284,032
9,077 Emerson Electric Co 999,922
234 Encore Wire Corp 67,820
738 (a) Energy Recovery, Inc 9,808
1,905 (a) Energy Vault Holdings, Inc 1,809
917 Enerpac Tool Group Corp 35,011
681 EnerSys 70,497
2,221 (a),(b) Enovix Corp 34,337
330 EnPro Industries, Inc 48,038
752 Esab Corp 71,011
502 ESCO Technologies, Inc 52,730
9,289 Fastenal Co 583,721
1,130 Federal Signal Corp 94,547
3,268 Ferguson plc 632,848
2,325 Flowserve Corp 111,832
503 (a),(b) Fluence Energy, Inc 8,722
2,585 (a) Fluor Corp 112,577
5,482 Fortive Corp 406,216
2,085 Fortune Brands Innovations, Inc 135,400
719 Franklin Electric Co, Inc 69,254
1,534 FTAI Aviation Ltd 158,355
14,364 (a),(b) FuelCell Energy, Inc 9,176
2,911 (a) Gates Industrial Corp plc 46,023
491 GATX Corp 64,989
4,307 (a) GE Vernova, Inc 738,694
915 (a) Generac Holdings, Inc 120,981
4,239 General Dynamics Corp 1,229,903
17,347 General Electric Co 2,757,653
567 (a) Gibraltar Industries, Inc 38,868
187 Global Industrial Co 5,864
829 (a) GMS, Inc 66,826
368 Gorman-Rupp Co 13,509
2,632 Graco, Inc 208,665
2,996 GrafTech International Ltd 2,906
696 Granite Construction, Inc 43,131
890 (a) Great Lakes Dredge & Dock Corp 7,814
648 Greenbrier Cos, Inc 32,108
552 Griffon Corp 35,251

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
627 H&E Equipment Services, Inc $ 27,695
2,020 (a) Hayward Holdings, Inc 24,846
760 HEICO Corp 169,944
1,362 HEICO Corp (Class A) 241,782
629 Helios Technologies, Inc 30,035
413 Herc Holdings, Inc 55,049
1,552 Hexcel Corp 96,922
1,406 Hillenbrand, Inc 56,268
1,910 (a) Hillman Solutions Corp 16,904
10,294 Honeywell International, Inc 2,198,181
6,274 Howmet Aerospace, Inc 487,051
891 Hubbell, Inc 325,643
699 (a) Hudson Technologies, Inc 6,144
625 Huntington Ingalls Industries, Inc 153,956
1,987 (a),(b) Hyliion Holdings Corp 3,219
158 Hyster-Yale Materials Handling, Inc 11,017
1,168 IDEX Corp 235,002
137 (a) IES Holdings, Inc 19,088
4,688 Illinois Tool Works, Inc 1,110,868
6,510 Ingersoll Rand, Inc 591,368
289 Insteel Industries, Inc 8,947
1,417 ITT, Inc 183,048
2,008 (a) Janus International Group, Inc 25,361
1,178 (a) JELD-WEN Holding, Inc 15,868
486 John Bean Technologies Corp 46,155
10,823 Johnson Controls International plc 719,405
166 Kadant, Inc 48,767
172 Karat Packaging, Inc 5,088
1,307 Kennametal, Inc 30,767
1,903 (a) Kratos Defense & Security Solutions, Inc 38,079
3,080 L3Harris Technologies, Inc 691,706
192 (a) Lawson Products, Inc 5,760
513 Lennox International, Inc 274,445
1,065 (a) Leonardo DRS, Inc 27,168
153 (a) Limbach Holdings, Inc 8,710
954 Lincoln Electric Holdings, Inc 179,963
165 Lindsay Corp 20,275
3,381 Lockheed Martin Corp 1,579,265
385 LSI Industries, Inc 5,571
478 Luxfer Holdings plc 5,540
539 (a) Manitowoc Co, Inc 6,215
3,600 Masco Corp 240,012
1,042 (a) Mastec, Inc 111,484
2,359 (a) Masterbrand, Inc 34,630
379 McGrath RentCorp 40,382
2,999 MDU Resources Group, Inc 75,275
952 (a) Mercury Computer Systems, Inc 25,694
820 (a) Middleby Corp 100,540
168 Miller Industries, Inc 9,243
500 Moog, Inc (Class A) 83,650
1,441 (a) MRC Global, Inc 18,603
524 MSC Industrial Direct Co (Class A) 41,558
1,766 Mueller Industries, Inc 100,556
2,381 Mueller Water Products, Inc (Class A) 42,668
301 (a) MYR Group, Inc 40,849
76 National Presto Industries, Inc 5,710
2,069 (a) NEXTracker, Inc 96,995
309 (a) Nikola Corp 2,530
935 Nordson Corp 216,864
2,228 Northrop Grumman Corp 971,297
149 (a) Northwest Pipe Co 5,062
1,440 (a),(b) NuScale Power Corp 16,834
2,708 nVent Electric plc 207,460

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
44 Omega Flex, Inc $ 2,256
1,192 Oshkosh Corp 128,974
6,363 Otis Worldwide Corp 612,502
1,367 Owens Corning, Inc 237,475
8,188 PACCAR, Inc 842,873
291 Park Aerospace Corp 3,981
2,036 Parker-Hannifin Corp 1,029,829
633 (a) Parsons Corp 51,786
2,727 Pentair plc 209,079
9,728 (a),(b) Plug Power, Inc 22,666
141 Powell Industries, Inc 20,219
51 Preformed Line Products Co 6,352
729 Primoris Services Corp 36,370
509 (a) Proto Labs, Inc 15,723
492 Quanex Building Products Corp 13,604
2,341 Quanta Services, Inc 594,825
477 (a) RBC Bearings, Inc 128,685
1,033 Regal-Beloit Corp 139,682
2,451 (a) Resideo Technologies, Inc 47,942
562 REV Group, Inc 13,988
4,108 (a),(b) Rocket Lab USA, Inc 19,718
1,832 Rockwell Automation, Inc 504,313
21,149 RTX Corp 2,123,148
216 Rush Enterprises, Inc 8,476
1,036 Rush Enterprises, Inc (Class A) 43,377
2,324 Sensata Technologies Holding plc 86,894
2,046 (a),(b) SES AI Corp 2,558
2,761 (a) Shoals Technologies Group, Inc 17,229
514 Shyft Group, Inc 6,096
695 Simpson Manufacturing Co, Inc 117,128
727 (a) SiteOne Landscape Supply, Inc 88,265
878 Snap-On, Inc 229,500
1,891 (a) Spirit Aerosystems Holdings, Inc (Class A) 62,157
647 (a) SPX Technologies, Inc 91,965
195 Standex International Corp 31,424
2,609 Stanley Black & Decker, Inc 208,433
2,463 (a) Stem, Inc 2,734
394 (a) Sterling Construction Co, Inc 46,626
3,438 (a) Sunrun, Inc 40,775
328 Tecnoglass, Inc 16,459
268 Tennant Co 26,382
939 Terex Corp 51,495
3,087 Textron, Inc 265,050
509 (a) Thermon Group Holdings, Inc 15,657
1,188 Timken Co 95,194
638 (a) Titan International, Inc 4,728
282 (a) Titan Machinery, Inc 4,484
1,552 Toro Co 145,128
3,609 Trane Technologies plc 1,187,108
121 (a) Transcat, Inc 14,481
849 TransDigm Group, Inc 1,084,691
1,924 (a) Trex Co, Inc 142,607
1,374 Trinity Industries, Inc 41,110
1,063 (a) Triumph Group, Inc 16,381
1,186 (a) Tutor Perini Corp 25,831
901 UFP Industries, Inc 100,912
1,059 United Rentals, Inc 684,887
156 (a) V2X, Inc 7,482
345 Valmont Industries, Inc 94,685
5,651 Vertiv Holdings Co 489,207
339 (a) Vicor Corp 11,241
424 (a) Virgin Galactic Holdings, Inc 3,574
698 W.W. Grainger, Inc 629,764

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
918 Wabash National Corp $ 20,049
535 Watsco, Inc 247,833
406 Watts Water Technologies, Inc (Class A) 74,448
763 WESCO International, Inc 120,951
2,743 Westinghouse Air Brake Technologies Corp 433,531
3,090 (a) WillScot Mobile Mini Holdings Corp 116,308
893 Woodward Inc 155,721
576 (a),(b) Xometry, Inc 6,659
3,674 Xylem, Inc 498,305
2,011 Zurn Elkay Water Solutions Corp 59,123
TOTAL CAPITAL GOODS 52,191,345
COMMERCIAL & PROFESSIONAL SERVICES - 1 .6%
1,238 ABM Industries, Inc 62,606
1,696 ACCO Brands Corp 7,971
1,880 (a) ACV Auctions, Inc 34,310
7,145 (a) Alight, Inc 52,730
271 Aris Water Solution, Inc 4,247
777 (a) ASGN, Inc 68,508
13,223 (a),(b) Aurora Innovation, Inc 36,628
6,545 Automatic Data Processing, Inc 1,562,226
440 Barrett Business Services, Inc 14,419
2,100 (a),(b) BlackSky Technology, Inc 2,247
2,093 Booz Allen Hamilton Holding Corp 322,113
329 (a) BrightView Holdings, Inc 4,376
834 Brink's Co 85,402
1,860 Broadridge Financial Solutions, Inc 366,420
343 (a) CACI International, Inc (Class A) 147,535
801 (a) Casella Waste Systems, Inc (Class A) 79,475
778 (a) CBIZ, Inc 57,650
375 (a) CECO Environmental Corp 10,819
270 (a) Cimpress plc 23,655
1,381 Cintas Corp 967,059
7,903 (a) Clarivate plc 44,968
819 (a) Clean Harbors, Inc 185,217
177 Compx International, Inc 4,367
696 Concentrix Corp 44,043
3,045 (a) Conduent, Inc 9,927
13,618 (a) Copart, Inc 737,551
2,056 (a) CoreCivic, Inc 26,687
6,475 (a) CoStar Group, Inc 480,056
128 CRA International, Inc 22,044
520 CSG Systems International, Inc 21,408
754 Deluxe Corp 16,935
633 (a) Driven Brands Holdings, Inc 8,058
3,839 Dun & Bradstreet Holdings, Inc 35,549
394 Ennis, Inc 8,625
1,977 Equifax, Inc 479,343
2,555 (a) ExlService Holdings, Inc 80,125
944 Exponent, Inc 89,793
598 First Advantage Corp 9,610
178 (a) Forrester Research, Inc 3,040
148 (a) Franklin Covey Co 5,624
524 (a) FTI Consulting, Inc 112,938
2,727 Genpact Ltd 87,782
2,553 (a) GEO Group, Inc 36,661
1,393 (a) Harsco Corp 12,022
1,153 (a) Healthcare Services Group 12,199
286 Heidrick & Struggles International, Inc 9,032
1,168 Herman Miller, Inc 30,940
757 HNI Corp 34,080
334 (a) Huron Consulting Group, Inc 32,899
282 ICF International, Inc 41,866

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
404 (a),(b) Innodata, Inc $ 5,991
674 Insperity, Inc 61,475
961 Interface, Inc 14,107
2,022 Jacobs Solutions, Inc 282,494
2,207 KBR, Inc 141,557
654 Kelly Services, Inc (Class A) 14,002
366 Kforce, Inc 22,740
1,048 Korn/Ferry International 70,363
1,550 (a) Legalzoom.com, Inc 13,004
2,075 Leidos Holdings, Inc 302,701
484 (a) Liquidity Services, Inc 9,670
931 Manpower, Inc 64,984
491 Matthews International Corp (Class A) 12,299
902 MAXIMUS, Inc 77,301
361 (a) Montrose Environmental Group, Inc 16,086
529 MSA Safety, Inc 99,288
224 (a) NV5 Global, Inc 20,825
2,200 (a) OPENLANE, Inc 36,498
5,054 Paychex, Inc 599,202
896 Paycom Software, Inc 128,164
1,227 (a) Performant Financial Corp 3,558
2,896 Pitney Bowes, Inc 14,712
2,398 (a),(b) Planet Labs PBC 4,460
2,775 RB Global, Inc 211,899
175 (a) Red Violet, Inc 4,445
3,205 Republic Services, Inc 622,860
514 Resources Connection, Inc 5,674
1,790 Robert Half International, Inc 114,524
4,273 Rollins, Inc 208,480
822 Science Applications International Corp 96,626
3,344 SS&C Technologies Holdings, Inc 209,568
1,776 Steelcase, Inc (Class A) 23,017
1,556 (a) Stericycle, Inc 90,450
321 (a) Sterling Check Corp 4,751
812 Tetra Tech, Inc 166,038
3,000 TransUnion 222,480
480 TriNet Group, Inc 48,000
645 (a) TrueBlue, Inc 6,643
369 TTEC Holdings, Inc 2,170
237 Unifirst Corp 40,653
1,953 (a) Upwork, Inc 20,995
3,839 Veralto Corp 366,509
2,307 Verisk Analytics, Inc 621,852
2,291 (a) Verra Mobility Corp 62,315
2,027 Vestis Corp 24,790
440 (a) Viad Corp 14,960
134 VSE Corp 11,829
6,364 Waste Management, Inc 1,357,696
116 (a) Willdan Group, Inc 3,347
684 (a) WNS Holdings Ltd 35,910
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 13,247,747
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .6%
426 (a) 1-800-FLOWERS.COM, Inc (Class A) 4,056
667 Aaron's Co, Inc 6,657
780 (a) Abercrombie & Fitch Co (Class A) 138,715
1,229 Academy Sports & Outdoors, Inc 65,444
887 Advance Auto Parts, Inc 56,174
147,365 (a) Amazon.com, Inc 28,478,286
2,547 American Eagle Outfitters, Inc 50,838
122 (a) America's Car-Mart, Inc 7,346
758 Arhaus, Inc 12,841
1,783 Arko Corp 11,179

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
346 (a) Asbury Automotive Group, Inc $ 78,843
396 (a) Autonation, Inc 63,114
275 (a) Autozone, Inc 815,128
1,577 (a),(b) BARK, Inc 2,854
3,569 Bath & Body Works, Inc 139,369
3,356 Best Buy Co, Inc 282,877
455 (a) Boot Barn Holdings, Inc 58,663
526 Buckle, Inc 19,430
200 Build-A-Bear Workshop, Inc 5,054
1,002 (a) Burlington Stores, Inc 240,480
331 Caleres, Inc 11,122
670 Camping World Holdings, Inc 11,966
2,435 (a) Carmax, Inc 178,583
1,667 (a) Carvana Co 214,576
18,273 (a) Coupang, Inc 382,819
892 (b) Designer Brands, Inc 6,092
919 (a) Destination XL Group, Inc 3,345
954 Dick's Sporting Goods, Inc 204,967
77 (b) Dillard's, Inc (Class A) 33,910
8,070 eBay, Inc 433,520
1,875 (a) Etsy, Inc 110,588
4,455 (a) EVgo, Inc 10,915
948 (a) Five Below, Inc 103,304
1,672 (a) Floor & Decor Holdings, Inc 166,214
1,404 Foot Locker, Inc 34,988
389 (a) Funko, Inc 3,797
4,241 (a),(b) GameStop Corp (Class A) 104,710
3,094 Gap, Inc 73,916
127 (a) Genesco, Inc 3,284
2,202 Genuine Parts Co 304,581
363 (a) GigaCloud Technology, Inc 11,042
228 Group 1 Automotive, Inc 67,780
934 (a) GrowGeneration Corp 2,008
286 Haverty Furniture Cos, Inc 7,233
269 Hibbett Sports, Inc 23,460
15,747 Home Depot, Inc 5,420,747
1,622 Kohl's Corp 37,290
221 (a) Lands' End, Inc 3,003
2,409 (a) Leslie's, Inc 10,094
381 Lithia Motors, Inc (Class A) 96,183
3,983 LKQ Corp 165,653
9,105 Lowe's Cos, Inc 2,007,288
4,222 Macy's, Inc 81,062
389 (a) MarineMax, Inc 12,592
566 Monro Muffler, Inc 13,505
276 Murphy USA, Inc 129,571
1,406 (a) National Vision Holdings, Inc 18,405
1,826 Nordstrom, Inc 38,748
740 (a) ODP Corp 29,060
1,041 (a) Ollie's Bargain Outlet Holdings, Inc 102,195
180 (a),(b) OneWater Marine, Inc 4,963
932 (a) O'Reilly Automotive, Inc 984,248
752 (a) Overstock.com, Inc 9,836
256 Penske Auto Group, Inc 38,149
1,122 (a) Petco Health & Wellness Co, Inc 4,241
606 Pool Corp 186,242
610 (a) Revolve Group, Inc 9,705
290 (a) RH 70,888
5,251 Ross Stores, Inc 763,075
1,437 (a) Sally Beauty Holdings, Inc 15,419
406 Shoe Carnival, Inc 14,977
583 Signet Jewelers Ltd 52,225
441 (a) Sleep Number Corp 4,220

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
345 Sonic Automotive, Inc (Class A) $ 18,792
1,508 (a) Stitch Fix, Inc 6,258
1,347 (a),(b) ThredUp, Inc 2,290
297 (a) Tilly's, Inc 1,791
17,888 TJX Cos, Inc 1,969,469
1,728 Tractor Supply Co 466,560
735 (a) Ulta Beauty, Inc 283,614
941 Upbound Group, Inc 28,889
1,237 (a) Urban Outfitters, Inc 50,779
2,150 (a) Valvoline, Inc 92,880
1,365 (a) Victoria's Secret & Co 24,120
1,287 (a) Warby Parker, Inc 20,669
1,297 (a) Wayfair, Inc 68,391
203 Weyco Group, Inc 6,155
1,020 Williams-Sonoma, Inc 288,017
37 Winmark Corp 13,047
314 (a) Zumiez, Inc 6,117
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 46,717,490
CONSUMER DURABLES & APPAREL - 1 .0%
707 Acushnet Holdings Corp 44,880
1,709 (a) Amer Sports, Inc 21,482
1,083 (a) AMMO, Inc 1,819
285 (a) Beazer Homes USA, Inc 7,832
353 (a) BK LC Lux Finco 2 Sarl 19,207
1,301 Brunswick Corp 94,674
2,097 (a) Callaway Golf Co 32,084
1,736 (a) Capri Holdings Ltd 57,427
450 Carter's, Inc 27,886
132 (a) Cavco Industries, Inc 45,694
608 Century Communities, Inc 49,649
307 Clarus Corp 2,066
604 Columbia Sportswear Co 47,764
761 (a) Cricut, Inc 4,558
929 (a) Crocs, Inc 135,578
408 (a) Deckers Outdoor Corp 394,924
4,758 DR Horton, Inc 670,545
197 (a) Dream Finders Homes, Inc 5,087
327 Ethan Allen Interiors, Inc 9,120
2,447 (a) Garmin Ltd 398,665
682 (a) G-III Apparel Group Ltd 18,462
1,998 (a) GoPro, Inc 2,837
426 (a) Green Brick Partners, Inc 24,384
6,162 (a) Hanesbrands, Inc 30,379
2,241 Hasbro, Inc 131,098
444 (a) Helen of Troy Ltd 41,177
81 (a) Hovnanian Enterprises, Inc 11,495
379 Installed Building Products, Inc 77,953
443 (a) iRobot Corp 4,036
75 Johnson Outdoors, Inc 2,623
943 KB Home 66,180
811 Kontoor Brands, Inc 53,648
706 (a) Latham Group, Inc 2,139
696 La-Z-Boy, Inc 25,947
2,404 Leggett & Platt, Inc 27,550
3,906 Lennar Corp (Class A) 585,392
224 Lennar Corp (Class B) 31,232
353 (a) LGI Homes, Inc 31,590
223 (a) Lovesac Co 5,035
1,898 (a) Lululemon Athletica, Inc 566,933
301 (a) M/I Homes, Inc 36,764
287 (a) Malibu Boats, Inc 10,056
156 Marine Products Corp 1,576

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
295 (a) MasterCraft Boat Holdings, Inc $ 5,570
4,838 (a) Mattel, Inc 78,666
529 Meritage Homes Corp 85,619
918 (a) Mohawk Industries, Inc 104,276
227 Movado Group, Inc 5,643
6,236 Newell Rubbermaid, Inc 39,973
18,952 Nike, Inc (Class B) 1,428,412
44 (a) NVR, Inc 333,897
276 Oxford Industries, Inc 27,641
4,992 (a),(b) Peloton Interactive, Inc 16,873
792 Polaris Industries, Inc 62,022
3,523 Pulte Homes, Inc 387,882
1,015 PVH Corp 107,458
607 Ralph Lauren Corp 106,261
200 Rocky Brands, Inc 7,392
1,024 SharkNinja Global SPV Ltd 76,954
2,043 (a) Skechers U.S.A., Inc (Class A) 141,212
966 (a) Skyline Champion Corp 65,446
840 Smith & Wesson Brands, Inc 12,046
2,102 (a) Sonos, Inc 31,026
1,383 Steven Madden Ltd 58,501
272 Sturm Ruger & Co, Inc 11,329
3,931 Tapestry, Inc 168,207
1,558 (a) Taylor Morrison Home Corp 86,376
2,986 Tempur Sealy International, Inc 141,357
1,677 Toll Brothers, Inc 193,157
513 (a) TopBuild Corp 197,643
194 (a) Traeger, Inc 466
1,429 (a) Tri Pointe Homes, Inc 53,230
3,425 (a) Under Armour, Inc (Class A) 22,845
3,626 (a) Under Armour, Inc (Class C) 23,678
5,338 VF Corp 72,063
1,021 (a) Vista Outdoor, Inc 38,441
1,116 (a) Vizio Holding Corp 12,053
785 Whirlpool Corp 80,227
1,465 Wolverine World Wide, Inc 19,807
1,421 (a) YETI Holdings, Inc 54,211
TOTAL CONSUMER DURABLES & APPAREL 8,217,287
CONSUMER SERVICES - 2 .2%
700 (a) Accel Entertainment, Inc 7,182
4,138 ADT, Inc 31,449
586 (a) Adtalem Global Education, Inc 39,971
6,892 (a) Airbnb, Inc 1,045,034
4,054 Aramark 137,917
631 (a) BALLY'S CORP 7,553
17 (a) Biglari Holdings, Inc (B Shares) 3,287
356 (a) BJ's Restaurants, Inc 12,353
1,539 Bloomin' Brands, Inc 29,595
541 Booking Holdings, Inc 2,143,171
1,079 Boyd Gaming Corp 59,453
1,041 (a) Bright Horizons Family Solutions, Inc 114,593
763 (a) Brinker International, Inc 55,234
3,464 (a) Caesars Entertainment, Inc 137,659
16,161 (a) Carnival Corp 302,534
234 Carriage Services, Inc 6,281
1,183 (a) Cava Group, Inc 109,723
702 Cheesecake Factory 27,582
2,349 (a) Chegg, Inc 7,423
21,750 (a) Chipotle Mexican Grill, Inc (Class A) 1,362,637
430 Choice Hotels International, Inc 51,170
1,135 Churchill Downs, Inc 158,446
247 (a) Chuy's Holdings, Inc 6,402

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
1,836 (a) Coursera, Inc $ 13,146
463 (b) Cracker Barrel Old Country Store, Inc 19,520
2,007 Darden Restaurants, Inc 303,699
792 (a) Dave & Buster's Entertainment, Inc 31,530
1,168 (a) Denny's Corp 8,293
893 (a) Despegar.com Corp 11,814
266 Dine Brands Global Inc. 9,629
549 Domino's Pizza, Inc 283,465
5,464 (a) DoorDash, Inc 594,374
6,847 (a) DraftKings, Inc 261,350
576 (a) Duolingo, Inc 120,194
1,418 (a) Dutch Bros, Inc 58,705
302 (a) El Pollo Loco Holdings, Inc 3,416
38 (a),(c) Empire Resorts, Inc 0
281 (a) European Wax Center, Inc 2,790
1,316 (a) Everi Holdings, Inc 11,054
2,022 (a) Expedia Group, Inc 254,752
1,596 (a) Frontdoor, Inc 53,929
682 (a) Full House Resorts, Inc 3,410
1,807 (a) Global Business Travel Group I 11,926
229 Golden Entertainment, Inc 7,124
58 Graham Holdings Co 40,574
572 (a) Grand Canyon Education, Inc 80,029
2,195 H&R Block, Inc 119,035
1,409 (a) Hilton Grand Vacations, Inc 56,966
3,924 Hilton Worldwide Holdings, Inc 856,217
738 Hyatt Hotels Corp 112,117
357 (a) Inspired Entertainment, Inc 3,267
1,684 International Game Technology plc 34,455
431 Jack in the Box, Inc 21,955
1,311 Krispy Kreme, Inc 14,106
89 (a) Kura Sushi USA, Inc 5,615
5,593 Las Vegas Sands Corp 247,490
1,806 Laureate Education, Inc 26,982
619 (a) Life Time Group Holdings, Inc 11,656
1,373 (a) Light & Wonder, Inc 144,000
464 (a) Lindblad Expeditions Holdings, Inc 4,478
3,742 Marriott International, Inc (Class A) 904,703
418 Marriott Vacations Worldwide Corp 36,500
11,455 McDonald's Corp 2,919,192
3,967 (a) MGM Resorts International 176,293
844 (a),(b) Mister Car Wash, Inc 6,009
173 Monarch Casino & Resort, Inc 11,786
805 (a),(b) Mondee Holdings, Inc 1,932
911 (a) Nerdy, Inc 1,521
6,767 (a) Norwegian Cruise Line Holdings Ltd 127,152
353 (a) ONE Group Hospitality, Inc 1,500
1,026 (a) OneSpaWorld Holdings Ltd 15,770
565 Papa John's International, Inc 26,544
2,314 (a) Penn National Gaming, Inc 44,787
1,137 Perdoceo Education Corp 24,355
1,475 (a) Planet Fitness, Inc 108,545
525 (a) Portillo's, Inc 5,103
592 (a) Potbelly Corp 4,754
142 RCI Hospitality Holdings, Inc 6,186
924 Red Rock Resorts, Inc 50,755
3,783 (a) Royal Caribbean Cruises Ltd 603,124
822 (a) Rush Street Interactive, Inc 7,883
5,391 (a) Sabre Corp 14,394
764 (a) SeaWorld Entertainment, Inc 41,493
2,355 Service Corp International 167,511
596 (a) Shake Shack, Inc 53,640
1,370 (a) Six Flags Entertainment Corp 45,402

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
17,806 Starbucks Corp $ 1,386,197
403 Strategic Education, Inc 44,596
644 (a) Stride, Inc 45,402
1,928 (a) Super Group SGHC Ltd 6,227
1,443 (a) Sweetgreen, Inc 43,492
877 (a) Target Hospitality Corp 7,639
1,055 Texas Roadhouse, Inc (Class A) 181,154
776 Travel & Leisure Co 34,904
1,149 (a) Udemy, Inc 9,916
434 (a) Universal Technical Institute, Inc 6,827
600 Vail Resorts, Inc 108,078
2,362 Wendy's Co 40,060
472 Wingstop, Inc 199,496
1,311 Wyndham Hotels & Resorts, Inc 97,014
1,549 Wynn Resorts Ltd 138,635
268 (a) Xponential Fitness, Inc 4,181
4,434 Yum! Brands, Inc 587,328
TOTAL CONSUMER SERVICES 18,047,691
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .8%
6,241 Albertsons Cos, Inc 123,260
418 Andersons, Inc 20,733
2,151 (a) BJ's Wholesale Club Holdings, Inc 188,944
618 Casey's General Stores, Inc 235,804
515 (a) Chefs' Warehouse, Inc 20,142
7,047 Costco Wholesale Corp 5,989,879
3,505 Dollar General Corp 463,466
3,377 (a) Dollar Tree, Inc 360,562
1,460 (a) Grocery Outlet Holding Corp 32,295
626 (a) HF Foods Group, Inc 1,878
213 Ingles Markets, Inc (Class A) 14,614
10,339 Kroger Co 516,226
2,675 (a) Maplebear, Inc 85,974
286 Natural Grocers by Vitamin Cottage, Inc 6,063
2,651 (a) Performance Food Group Co 175,258
385 Pricesmart, Inc 31,262
584 SpartanNash Co 10,956
1,641 (a) Sprouts Farmers Market, Inc 137,286
7,894 Sysco Corp 563,553
7,368 Target Corp 1,090,759
943 (a) United Natural Foods, Inc 12,353
3,868 (a) US Foods Holding Corp 204,927
127 Village Super Market (Class A) 3,354
11,352 Walgreens Boots Alliance, Inc 137,302
68,469 Walmart, Inc 4,636,036
218 Weis Markets, Inc 13,684
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 15,076,570
ENERGY - 3 .8%
704 (a) Amplify Energy Corp 4,773
5,480 Antero Midstream Corp 80,775
4,860 (a) Antero Resources Corp 158,582
5,314 APA Corp 156,444
2,039 Archrock, Inc 41,229
667 Ardmore Shipping Corp 15,027
937 Atlas Energy Solutions, Inc 18,674
16,148 Baker Hughes Co 567,925
1,892 Berry Corp 12,222
3,755 (b) Borr Drilling Ltd 24,220
351 (a) Bristow Group, Inc 11,769
12,017 Cabot Oil & Gas Corp 320,493
845 Cactus, Inc 44,565
912 California Resources Corp 48,537
243 (a) Centrus Energy Corp 10,388

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
3,416 ChampionX Corp $ 113,445
3,673 Cheniere Energy, Inc 642,151
1,919 Chesapeake Energy Corp 157,723
27,337 Chevron Corp 4,276,054
994 Chord Energy Corp 166,674
1,472 Civitas Resources, Inc 101,568
2,877 (a) Clean Energy Fuels Corp 7,682
2,191 (a) CNX Resources Corp 53,241
1,500 Comstock Resources, Inc 15,570
18,633 ConocoPhillips 2,131,243
370 CONSOL Energy, Inc 37,751
809 Core Laboratories, Inc 16,415
1,317 Crescent Energy Co 15,606
583 CVR Energy, Inc 15,607
1,373 Delek US Holdings, Inc 33,995
10,104 Devon Energy Corp 478,930
2,136 DHT Holdings, Inc 24,714
1,800 (a) Diamond Offshore Drilling, Inc 27,882
2,893 Diamondback Energy, Inc 579,150
626 (a) Diversified Energy Co PLC 8,445
333 (a) DMC Global, Inc 4,802
395 Dorian LPG Ltd 16,574
582 (a) Dril-Quip, Inc 10,825
1,673 DT Midstream, Inc 118,833
156 (a) Empire Petroleum Corp 805
2,241 (a) Encore Energy Corp 8,830
2,496 (a),(b) Energy Fuels, Inc 15,126
9,177 EOG Resources, Inc 1,155,109
6,849 EQT Corp 253,276
7,406 Equitrans Midstream Corp 96,130
275 Excelerate Energy, Inc 5,071
1,226 (a) Expro Group Holdings NV 28,100
71,227 Exxon Mobil Corp 8,199,652
408 FLEX LNG Ltd 11,032
226 (a) Forum Energy Technologies, Inc 3,810
1,788 Golar LNG Ltd 56,054
842 (a) Green Plains, Inc 13,354
179 (a) Gulfport Energy Operating Corp 27,029
345 (a) Hallador Energy Co 2,681
13,983 Halliburton Co 472,346
2,743 (a) Helix Energy Solutions Group, Inc 32,751
1,274 Helmerich & Payne, Inc 46,042
4,540 Hess Corp 669,741
2,393 HF Sinclair Corp 127,643
110 (b) HighPeak Energy, Inc 1,547
685 International Seaways, Inc 40,504
30,532 Kinder Morgan, Inc 606,671
465 Kinetik Holdings, Inc 19,270
6,795 (a) Kosmos Energy Ltd 37,644
2,207 Liberty Energy, Inc 46,104
2,448 Magnolia Oil & Gas Corp 62,032
767 (a) Mammoth Energy Services, Inc 2,516
9,342 Marathon Oil Corp 267,835
5,595 Marathon Petroleum Corp 970,621
1,952 Matador Resources Co 116,339
2,520 Murphy Oil Corp 103,925
146 (a) Nabors Industries Ltd 10,389
75 Nacco Industries, Inc (Class A) 2,075
790 (b) New Fortress Energy, Inc 17,364
2,497 (a) Newpark Resources, Inc 20,750
1,716 (a) NextDecade Corp 13,625
1,670 Noble Corp plc 74,565
3,490 Nordic American Tankers Ltd 13,890

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
1,326 Northern Oil and Gas, Inc $ 49,287
5,678 NOV, Inc 107,939
10,157 Occidental Petroleum Corp 640,196
1,532 (a) Oceaneering International, Inc 36,247
1,209 (a) Oil States International, Inc 5,368
9,126 ONEOK, Inc 744,225
854 Overseas Shipholding Group, Inc 7,242
4,162 Ovintiv, Inc 195,073
677 (a) Par Pacific Holdings, Inc 17,094
5,496 Patterson-UTI Energy, Inc 56,939
1,808 PBF Energy, Inc 83,204
1,975 Peabody Energy Corp 43,687
9,481 Permian Resources Corp 153,118
6,736 Phillips 66 950,921
1,367 (a) ProPetro Holding Corp 11,852
4,095 Range Resources Corp 137,305
475 Ranger Energy Services, Inc 4,997
276 (a) Rex American Resources Corp 12,583
151 Riley Exploration Permian, Inc 4,275
1,348 (a),(b) Ring Energy, Inc 2,278
1,202 RPC, Inc 7,512
692 (a) Sable Offshore Corp 10,428
532 SandRidge Energy, Inc 6,879
22,757 Schlumberger Ltd 1,073,675
828 Scorpio Tankers, Inc 67,308
649 (a) SEACOR Marine Holdings, Inc 8,755
1,139 (a) Seadrill Ltd 58,658
988 Select Water Solutions, Inc 10,572
1,567 SFL Corp Ltd 21,750
185 (a) SilverBow Resources, Inc 6,999
1,209 Sitio Royalties Corp 28,544
1,884 SM Energy Co 81,445
678 Solaris Oilfield Infrastructure, Inc 5,817
18,509 (a) Southwestern Energy Co 124,566
1,711 (a) Talos Energy, Inc 20,789
3,523 Targa Resources Corp 453,692
6,806 TechnipFMC plc 177,977
1,069 (a) Teekay Corp 9,589
376 Teekay Tankers Ltd 25,873
2,062 (a) Tetra Technologies, Inc 7,135
303 Texas Pacific Land Corp 222,484
854 (a) Tidewater, Inc 81,309
11,296 (a) Transocean Ltd 60,434
4,698 (a) Uranium Energy Corp 28,235
1,387 (a) US Silica Holdings, Inc 21,429
1,000 Vaalco Energy, Inc 6,270
993 (a) Valaris Ltd 73,978
5,185 Valero Energy Corp 812,801
1,275 Viper Energy Partners LP 47,851
279 (a) Vital Energy, Inc 12,505
433 Vitesse Energy, Inc 10,262
2,083 (b) W&T Offshore, Inc 4,458
1,187 (a) Weatherford International plc 145,348
19,390 Williams Cos, Inc 824,075
1,068 World Fuel Services Corp 27,554
TOTAL ENERGY 32,073,537
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .4%
1,492 Acadia Realty Trust 26,737
1,175 Agree Realty Corp 72,779
1,192 Alexander & Baldwin, Inc 20,216
57 Alexander's, Inc 12,817
2,778 Alexandria Real Estate Equities, Inc 324,943

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
357 Alpine Income Property Trust, Inc $ 5,555
714 American Assets Trust, Inc 15,979
750 American Healthcare REIT, Inc 10,957
4,773 American Homes 4 Rent 177,365
7,478 American Tower Corp 1,453,574
4,437 Americold Realty Trust, Inc 113,321
1,848 (a) Apartment Investment and Management Co 15,320
2,947 Apple Hospitality REIT, Inc 42,849
1,769 Armada Hoffler Properties, Inc 19,618
2,304 AvalonBay Communities, Inc 476,675
2,348 Boston Properties, Inc 144,543
1,429 Braemar Hotels & Resorts, Inc 3,644
2,649 Brandywine Realty Trust 11,867
4,252 Brixmor Property Group, Inc 98,179
2,559 Broadstone Net Lease, Inc 40,611
572 BRT Apartments Corp 9,993
1,599 Camden Property Trust 174,467
1,679 CareTrust REIT, Inc 42,143
493 CBL & Associates Properties, Inc 11,526
275 Centerspace 18,598
919 Chatham Lodging Trust 7,830
707 City Office REIT, Inc 3,521
588 Clipper Realty, Inc 2,123
544 Community Healthcare Trust, Inc 12,724
1,123 Corporate Office Properties Trust 28,109
2,578 Cousins Properties, Inc 59,681
6,956 Crown Castle, Inc 679,601
273 CTO Realty Growth, Inc 4,767
3,658 CubeSmart 165,232
3,453 DiamondRock Hospitality Co 29,178
5,069 Digital Realty Trust, Inc 770,741
5,068 Diversified Healthcare Trust 15,457
2,323 Douglas Emmett, Inc 30,919
1,427 Easterly Government Properties, Inc 17,652
673 EastGroup Properties, Inc 114,477
3,012 Empire State Realty Trust, Inc 28,253
787 EPR Properties 33,038
1,498 Equinix, Inc 1,133,387
1,147 (a) Equity Commonwealth 22,252
3,060 Equity Lifestyle Properties, Inc 199,298
6,079 Equity Residential 421,518
2,334 Essential Properties Realty Trust, Inc 64,675
1,074 Essex Property Trust, Inc 292,343
3,336 Extra Space Storage, Inc 518,448
729 Farmland Partners, Inc 8,405
1,347 Federal Realty Investment Trust 136,007
1,998 First Industrial Realty Trust, Inc 94,925
1,235 Four Corners Property Trust, Inc 30,467
3,874 Gaming and Leisure Properties, Inc 175,144
763 Getty Realty Corp 20,342
475 Gladstone Commercial Corp 6,778
687 Gladstone Land Corp 9,405
1,151 Global Medical REIT, Inc 10,451
3,106 Global Net Lease, Inc 22,829
6,024 Healthcare Realty Trust, Inc 99,276
11,544 Healthpeak Properties, Inc 226,262
1,796 Highwoods Properties, Inc 47,181
11,131 Host Hotels & Resorts Inc 200,135
2,438 Hudson Pacific Properties, Inc 11,727
3,525 Independence Realty Trust, Inc 66,058
439 Innovative Industrial Properties, Inc 47,948
1,140 InvenTrust Properties Corp 28,226
10,054 Invitation Homes, Inc 360,838

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
4,580 Iron Mountain, Inc $ 410,460
2,053 JBG SMITH Properties 31,267
1,970 Kilroy Realty Corp 61,405
11,229 Kimco Realty Corp 218,516
3,663 Kite Realty Group Trust 81,978
1,519 Lamar Advertising Co 181,566
5,428 Lexington Realty Trust 49,503
431 LTC Properties, Inc 14,869
3,615 Macerich Co 55,816
1,437 Mack-Cali Realty Corp 21,555
9,560 Medical Properties Trust, Inc 41,204
1,928 Mid-America Apartment Communities, Inc 274,952
460 National Health Investors, Inc 31,156
2,603 National Retail Properties, Inc 110,888
1,216 National Storage Affiliates Trust 50,124
215 NET Lease Office Properties 5,293
1,149 NETSTREIT Corp 18,499
1,030 NexPoint Diversified Real Estate Trust 5,696
478 NexPoint Residential Trust, Inc 18,886
3,987 Omega Healthcare Investors, Inc 136,555
254 One Liberty Properties, Inc 5,964
1,512 Orion Office REIT, Inc 5,428
2,712 Outfront Media, Inc 38,782
3,099 Paramount Group, Inc 14,348
4,260 Park Hotels & Resorts, Inc 63,815
554 Peakstone Realty Trust 5,872
2,135 Pebblebrook Hotel Trust 29,356
1,776 Phillips Edison & Co, Inc 58,093
2,219 Piedmont Office Realty Trust, Inc 16,088
445 Plymouth Industrial REIT, Inc 9,514
255 Postal Realty Trust, Inc 3,399
1,459 PotlatchDeltic Corp 57,470
14,771 Prologis, Inc 1,658,931
2,565 Public Storage, Inc 737,822
2,525 Rayonier, Inc 73,452
13,249 Realty Income Corp 699,812
3,005 Regency Centers Corp 186,911
2,533 Retail Opportunity Investments Corp 31,485
3,142 Rexford Industrial Realty, Inc 140,102
1,824 RLJ Lodging Trust 17,565
875 Ryman Hospitality Properties, Inc 87,377
3,697 Sabra Health Care REIT, Inc 56,934
571 Safehold, Inc 11,015
370 Saul Centers, Inc 13,605
1,766 SBA Communications Corp 346,666
2,237 Service Properties Trust 11,498
5,208 Simon Property Group, Inc 790,574
2,580 SITE Centers Corp 37,410
1,013 SL Green Realty Corp 57,376
2,713 STAG Industrial, Inc 97,831
427 (a) Star Holdings 5,150
2,137 Summit Hotel Properties, Inc 12,801
1,974 Sun Communities, Inc 237,551
4,344 Sunstone Hotel Investors, Inc 45,438
1,735 Tanger Factory Outlet Centers, Inc 47,036
1,413 Terreno Realty Corp 83,621
5,209 UDR, Inc 214,350
567 UMH Properties, Inc 9,066
3,661 Uniti Group, Inc 10,690
198 Universal Health Realty Income Trust 7,750
2,537 Urban Edge Properties 46,858
6,423 Ventas, Inc 329,243
16,059 VICI Properties, Inc 459,930

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
3,062 Vornado Realty Trust $ 80,500
1,848 Washington REIT 29,439
9,269 (d) Welltower, Inc 966,293
11,281 Weyerhaeuser Co 320,268
550 Whitestone REIT 7,320
3,203 WP Carey, Inc 176,325
2,302 Xenia Hotels & Resorts, Inc 32,988
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,909,204
FINANCIAL SERVICES - 7 .4%
906 (a) Acacia Research (Acacia Technologies) 4,539
125 AFC Gamma, Inc 1,525
595 Affiliated Managers Group, Inc 92,957
3,788 (a) Affirm Holdings, Inc 114,436
10,356 AGNC Investment Corp 98,796
243 Alerus Financial Corp 4,765
4,438 Ally Financial, Inc 176,055
288 A-Mark Precious Metals, Inc 9,323
9,024 American Express Co 2,089,507
1,568 Ameriprise Financial, Inc 669,834
253 Angel Oak Mortgage REIT, Inc 3,314
7,406 Annaly Capital Management, Inc 141,158
2,943 Apollo Commercial Real Estate Finance, Inc 28,812
8,244 Apollo Global Management, Inc 973,369
2,387 Arbor Realty Trust, Inc 34,253
645 Ares Commercial Real Estate Corp 4,289
2,756 Ares Management Corp 367,320
281 ARMOUR Residential REIT, Inc 5,446
870 Artisan Partners Asset Management, Inc 35,905
253 (a) AssetMark Financial Holdings, Inc 8,741
123 (a) Atlanticus Holdings Corp 3,466
2,445 (a) AvidXchange Holdings, Inc 29,487
461
Banco Latinoamericano de Exportaciones S.A. (Class
E) 13,678
11,997 Bank of New York Mellon Corp 718,500
29,056 (a) Berkshire Hathaway, Inc 11,819,981
5,076 BGC Group, Inc 42,131
2,347 BlackRock, Inc 1,847,840
2,460 Blackstone Mortgage Trust, Inc 42,853
11,344 Blackstone, Inc 1,404,387
8,961 (a) Block, Inc 577,895
7,723 Blue Owl Capital, Inc 137,083
829 Bread Financial Holdings, Inc 36,940
642 Brightsphere Investment Group, Inc 14,233
1,289 BrightSpire Capital, Inc 7,347
3,022 Burford Capital Ltd 39,437
1,450 Cannae Holdings, Inc 26,303
923 (a) Cantaloupe, Inc 6,092
6,029 Capital One Financial Corp 834,715
3,299 Carlyle Group, Inc 132,455
222 Cass Information Systems, Inc 8,896
1,629 Cboe Global Markets, Inc 277,028
23,576 Charles Schwab Corp 1,737,315
152 Chicago Atlantic Real Estate Finance, Inc 2,335
1,022 Chimera Investment Corp 13,082
1,435 Claros Mortgage Trust, Inc 11,509
5,691 CME Group, Inc 1,118,851
461 Cohen & Steers, Inc 33,450
3,125 (a) Coinbase Global, Inc 694,469
797 Compass Diversified Trust 17,446
326 (a) Consumer Portfolio Services, Inc 3,195
3,855 Corebridge Financial, Inc 112,258
1,121 (a) Corpay, Inc 298,646

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
79 (a) Credit Acceptance Corp $ 40,660
49 Diamond Hill Investment Group, Inc 6,897
3,958 Discover Financial Services 517,746
461 (a) Donnelley Financial Solutions, Inc 27,485
258 Dynex Capital, Inc 3,081
718 Ellington Financial, Inc 8,673
375 Enact Holdings, Inc 11,498
502 (a) Encore Capital Group, Inc 20,948
629 (a) Enova International, Inc 39,155
5,182 Equitable Holdings, Inc 211,737
1,785 Essent Group Ltd 100,299
728 (a) Euronet Worldwide, Inc 75,348
638 Evercore Partners, Inc (Class A) 132,978
941 EVERTEC, Inc 31,288
595 Factset Research Systems, Inc 242,921
139 Federal Agricultural Mortgage Corp (FAMC) 25,134
8,959 Fidelity National Information Services, Inc 675,150
556 FirstCash Holdings, Inc 58,313
9,275 (a) Fiserv, Inc 1,382,346
1,440 (a) Flywire Corp 23,602
2,063 (a),(b) Forge Global Holdings, Inc 3,012
1,010 Franklin BSP Realty Trust, Inc 12,726
4,751 Franklin Resources, Inc 106,185
257 GCM Grosvenor, Inc 2,508
4,188 Global Payments, Inc 404,980
5,015 Goldman Sachs Group, Inc 2,268,385
938 Granite Point Mortgage Trust, Inc 2,786
905 (a) Green Dot Corp 8,552
562 Hamilton Lane, Inc 69,452
1,655
Hannon Armstrong Sustainable Infrastructure Capital,
Inc 48,988
796 Houlihan Lokey, Inc 107,349
1,256 (a) Hut 8 Corp 18,827
280 (a) I3 Verticals, Inc 6,182
1,603 Interactive Brokers Group, Inc (Class A) 196,528
8,959 Intercontinental Exchange, Inc 1,226,398
339 (a) International Money Express, Inc 7,065
6,004 Invesco Ltd 89,820
366 Invesco Mortgage Capital, Inc 3,429
1,116 Jack Henry & Associates, Inc 185,278
1,210 Jackson Financial, Inc 89,855
2,276 Janus Henderson Group plc 76,724
3,054 Jefferies Financial Group, Inc 151,967
10,588 KKR & Co, Inc 1,114,281
648 KKR Real Estate Finance Trust, Inc 5,864
1,766 Ladder Capital Corp 19,938
1,898 Lazard, Inc 72,466
1,618 (a) LendingClub Corp 13,688
196 (a) LendingTree, Inc 8,152
1,190 LPL Financial Holdings, Inc 332,367
644 MarketAxess Holdings, Inc 129,141
7,301 (a) Marqeta, Inc 40,009
13,096 Mastercard, Inc (Class A) 5,777,431
232 Merchants Bancorp 9,405
2,131 MFA Financial, Inc 22,674
4,548 MGIC Investment Corp 98,009
877 Moelis & Co 49,866
131 (a) Moneylion, Inc 9,634
2,515 Moody's Corp 1,058,639
18,467 Morgan Stanley 1,794,808
392 Morningstar, Inc 115,973
1,135 (a) Mr Cooper Group, Inc 92,196
1,237 MSCI, Inc (Class A) 595,925

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
6,024 Nasdaq Stock Market, Inc $ 363,006
1,245 Navient Corp 18,127
1,156 (a) NCR Corp ATM 31,235
212 Nelnet, Inc (Class A) 21,382
410 (a) NerdWallet, Inc 5,986
1,613 New York Mortgage Trust, Inc 9,420
298 NewtekOne, Inc 3,746
131 Nexpoint Real Estate Finance, Inc 1,797
1,272 (a) NMI Holdings, Inc 43,299
3,378 Northern Trust Corp 283,684
148 (a) Ocwen Financial Corp 3,549
1,689 OneMain Holdings, Inc 81,900
1,687 (a) Open Lending Corp 9,413
402 Orchid Island Capital, Inc 3,353
600 P10, Inc 5,088
3,227 (a) Pagseguro Digital Ltd 37,724
245 Patria Investments Ltd 2,955
3,424 (a) Payoneer Global, Inc 18,969
16,631 (a) PayPal Holdings, Inc 965,097
652 (a) Paysafe Ltd 11,527
1,316 (a) Paysign Inc 5,672
399 PennyMac Financial Services, Inc 37,745
1,723 PennyMac Mortgage Investment Trust 23,691
904 Perella Weinberg Partners 14,690
273 Piper Jaffray Cos 62,836
397 PJT Partners, Inc 42,840
719 (a) PRA Group, Inc 14,136
675 PROG Holdings, Inc 23,409
2,506 Radian Group, Inc 77,937
2,988 Raymond James Financial, Inc 369,347
1,941 Ready Capital Corp 15,877
1,612 Redwood Trust, Inc 10,462
143 Regional Management Corp 4,110
2,189 (a) Remitly Global, Inc 26,531
1,337 (a) Repay Holdings Corp 14,119
6,918 Rithm Capital Corp 75,475
10,457 (a) Robinhood Markets, Inc 237,478
2,233 (a) Rocket Cos, Inc 30,592
4,974 S&P Global, Inc 2,218,404
1,255 SEI Investments Co 81,186
854 (a),(b) Shift4 Payments, Inc 62,641
184 Silvercrest Asset Management Group, Inc 2,869
3,536 SLM Corp 73,513
15,128 (a),(b) SoFi Technologies, Inc 99,996
5,018 Starwood Property Trust, Inc 95,041
4,927 State Street Corp 364,598
809 StepStone Group, Inc 37,125
1,604 Stifel Financial Corp 134,977
4,668 (a) StoneCo Ltd 55,969
361 (a) StoneX Group, Inc 27,187
474 (a),(b) SWK Holdings Corp 8,053
6,441 Synchrony Financial 303,951
3,542 T Rowe Price Group, Inc 408,428
143 TFS Financial Corp 1,805
6,977 (a) Toast, Inc 179,797
867 TPG RE Finance Trust, Inc 7,491
1,233 TPG, Inc 51,108
1,734 Tradeweb Markets, Inc 183,804
1,156 Two Harbors Investment Corp 15,271
1,255 (a),(b) Upstart Holdings, Inc 29,605
1,161 (b) UWM Holdings Corp 8,046
208 (a) Velocity Financial, Inc 3,729
544 Victory Capital Holdings, Inc 25,965

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FINANCIAL SERVICES—continued
1,409 Virtu Financial, Inc $ 31,632
115 Virtus Investment Partners, Inc 25,973
25,013 Visa, Inc (Class A) 6,565,162
1,567 Voya Financial, Inc 111,492
543 Walker & Dunlop, Inc 53,323
384 Waterstone Financial, Inc 4,911
5,021 Western Union Co 61,357
636 (a) WEX, Inc 112,661
1,867 WisdomTree, Inc 18,502
90 (a) World Acceptance Corp 11,122
6,368 XP, Inc 112,013
TOTAL FINANCIAL SERVICES 61,607,279
FOOD, BEVERAGE & TOBACCO - 2 .4%
176 Alico, Inc 4,560
27,144 Altria Group, Inc 1,236,409
7,874 Archer-Daniels-Midland Co 475,983
1,190 B&G Foods, Inc (Class A) 9,615
980 (a),(b) Beyond Meat, Inc 6,576
157 (a) Boston Beer Co, Inc (Class A) 47,893
349 (a),(b) BRC, Inc 2,139
711 Brown-Forman Corp (Class A) 31,376
3,077 Brown-Forman Corp (Class B) 132,896
2,310 Bunge Global S.A. 246,639
345 Calavo Growers, Inc 7,832
486 Cal-Maine Foods, Inc 29,699
2,625 Campbell Soup Co 118,624
2,775 (a) Celsius Holdings, Inc 158,425
61,613 Coca-Cola Co 3,921,667
90 Coca-Cola Consolidated Inc 97,650
7,729 ConAgra Brands, Inc 219,658
2,540 Constellation Brands, Inc (Class A) 653,491
2,764 (a) Darling International, Inc 101,577
751 Dole plc 9,192
454 (a) Duckhorn Portfolio, Inc 3,223
2,984 Flowers Foods, Inc 66,245
499 Fresh Del Monte Produce, Inc 10,903
722 (a) Freshpet, Inc 93,420
8,894 General Mills, Inc 562,634
1,593 (a) Hain Celestial Group, Inc 11,008
2,371 Hershey Co 435,861
4,724 Hormel Foods Corp 144,035
877 Ingredion, Inc 100,592
1,388 (a) Ispire Technology, Inc 11,104
277 J&J Snack Foods Corp 44,977
1,619 J.M. Smucker Co 176,536
199 John B Sanfilippo & Son, Inc 19,337
4,228 Kellogg Co 243,871
16,405 Keurig Dr Pepper, Inc 547,927
13,380 Kraft Heinz Co 431,104
2,318 Lamb Weston Holdings, Inc 194,897
364 Lancaster Colony Corp 68,785
302 Limoneira Co 6,285
4,238 McCormick & Co, Inc 300,644
203 MGP Ingredients, Inc 15,103
926 (a) Mission Produce, Inc 9,149
2,637 Molson Coors Brewing Co (Class B) 134,039
21,319 Mondelez International, Inc 1,395,115
11,757 (a) Monster Beverage Corp 587,262
366 National Beverage Corp 18,754
21,851 PepsiCo, Inc 3,603,885
24,651 Philip Morris International, Inc 2,497,886
538 (a) Pilgrim's Pride Corp 20,708

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
770 (a) Post Holdings, Inc $ 80,203
2,638 Primo Water Corp 57,667
4 Seaboard Corp 12,643
134 (a) Seneca Foods Corp 7,692
1,484 (a) Simply Good Foods Co 53,617
1,555 (a) SunOpta, Inc 8,397
964 (a) TreeHouse Foods, Inc 35,321
190 Turning Point Brands, Inc 6,097
4,558 Tyson Foods, Inc (Class A) 260,444
318 Universal Corp 15,324
803 Utz Brands, Inc 13,362
2,682 Vector Group Ltd 28,349
454 (a) Vita Coco Co, Inc 12,644
420 (a) Vital Farms, Inc 19,643
1,057 WK Kellogg Co 17,398
TOTAL FOOD, BEVERAGE & TOBACCO 19,895,991
HEALTH CARE EQUIPMENT & SERVICES - 4 .7%
27,480 Abbott Laboratories 2,855,447
1,593 (a) Acadia Healthcare Co, Inc 107,591
1,237 (a) Accolade, Inc 4,428
1,473 (a) Accuray, Inc 2,681
1,314 (a) AdaptHealth Corp 13,140
230 (a) Addus HomeCare Corp 26,705
4,406 (a) agilon health, Inc 28,815
1,212 (a) Align Technology, Inc 292,613
1,430 (a) Alignment Healthcare, Inc 11,183
996 (a) Alphatec Holdings, Inc 10,408
448 (a) Amedisys, Inc 41,126
2,642 AmerisourceBergen Corp 595,243
740 (a) AMN Healthcare Services, Inc 37,910
563 (a) Angiodynamics, Inc 3,406
640 (a) Apollo Medical Holdings, Inc 25,958
673 (a) AtriCure, Inc 15,324
27 Atrion Corp 12,216
725 (a) Avanos Medical, Inc 14,442
2,914 (a) Aveanna Healthcare Holdings, Inc 8,043
560 (a) Axogen, Inc 4,054
738 (a) Axonics, Inc 49,616
8,045 Baxter International, Inc 269,105
4,607 Becton Dickinson & Co 1,076,702
23,189 (a) Boston Scientific Corp 1,785,785
2,873 (a) Brookdale Senior Living, Inc 19,623
3,932 Cardinal Health, Inc 386,594
373 (a) Castle Biosciences, Inc 8,120
8,400 (a) Centene Corp 556,920
1,866 (a) Certara, Inc 25,844
2,819 (a) Cerus Corp 4,961
223 Chemed Corp 120,995
4,390 Cigna Group 1,451,202
422 Conmed Corp 29,253
3,240 (a) Cooper Cos, Inc 282,852
163 (a) Corvel Corp 41,446
544 (a) Cross Country Healthcare, Inc 7,529
480 (a) CryoLife, Inc 12,312
210 (a),(b) CVRx, Inc 2,518
20,052 CVS Health Corp 1,184,271
858 (a) DaVita, Inc 118,893
485 (a) Definitive Healthcare Corp 2,648
3,750 Dentsply Sirona, Inc 93,412
6,275 (a) DexCom, Inc 711,459
1,250 (a) DocGo, Inc 3,862
1,826 (a) Doximity, Inc 51,073

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
9,461 (a) Edwards Lifesciences Corp $ 873,913
3,693 Elevance Health, Inc 2,001,089
985 Embecta Corp 12,313
1,608 Encompass Health Corp 137,950
804 (a) Enhabit, Inc 7,172
653 (a) Enovis Corp 29,516
981 Ensign Group, Inc 121,340
2,830 (a) Envista Holdings Corp 47,063
1,677 (a) Evolent Health, Inc 32,064
2,133 (a) Figs, Inc 11,369
350 (a) Fulgent Genetics, Inc 6,867
6,722 GE HealthCare Technologies, Inc 523,778
710 (a) Glaukos Corp 84,029
1,754 (a) Globus Medical, Inc 120,131
1,770 (a) Guardant Health, Inc 51,118
886 (a) Haemonetics Corp 73,299
3,076 HCA, Inc 988,257
737 (a) Health Catalyst, Inc 4,709
1,338 (a) HealthEquity, Inc 115,336
399 HealthStream, Inc 11,132
2,125 (a) Henry Schein, Inc 136,213
2,950 (a) Hims & Hers Health, Inc 59,561
3,615 (a) Hologic, Inc 268,414
1,920 Humana, Inc 717,408
362 (a) ICU Medical, Inc 42,988
1,309 (a) IDEXX Laboratories, Inc 637,745
779 (a) Inari Medical, Inc 37,509
338 (a) InfuSystem Holdings, Inc 2,309
1,218 (a) Inmode Ltd 22,216
200 (a) Innovage Holding Corp 992
655 (a) Inogen, Inc 5,325
465 (a) Inspire Medical Systems, Inc 62,231
1,159 (a) Insulet Corp 233,886
572 (a) Integer Holdings Corp 66,232
1,378 (a) Integra LifeSciences Holdings Corp 40,155
5,575 (a) Intuitive Surgical, Inc 2,480,039
96 iRadimed Corp 4,218
477 (a) iRhythm Technologies, Inc 51,344
229 (a) Joint Corp 3,220
1,393 Labcorp Holdings, Inc 283,489
1,098 (a) Lantheus Holdings, Inc 88,158
236 LeMaitre Vascular, Inc 19,418
1,584 (a),(b) LifeStance Health Group, Inc 7,777
892 (a) LivaNova plc 48,899
671 (a) Masimo Corp 84,506
2,083 McKesson Corp 1,216,555
21,140 Medtronic plc 1,663,929
985 (a) Merit Medical Systems, Inc 84,661
199 (a) ModivCare, Inc 5,222
939 (a) Molina Healthcare, Inc 279,165
734 (a),(b) Nano-X Imaging Ltd 5,388
173 National Healthcare Corp 18,753
208 National Research Corp 4,774
3,187 (a) Neogen Corp 49,813
2,015 (a) NeoGenomics, Inc 27,948
613 (a) Nevro Corp 5,161
1,767 (a) Novocure Ltd 30,269
758 (a) Omnicell, Inc 20,519
8,804 (a),(b) Opko Health, Inc 11,005
366 (a) OptimizeRx Corp 3,660
2,503 (a) Option Care Health, Inc 69,333
1,144 (a) OraSure Technologies, Inc 4,873
473 (a) Orthofix Medical, Inc 6,272

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
333 (a) OrthoPediatrics Corp $ 9,577
1,223 (a) Owens & Minor, Inc 16,511
295 (a) PACS Group, Inc 8,703
724 (a) Paragon 28, Inc 4,952
1,530 Patterson Cos, Inc 36,904
1,431 (a) Pediatrix Medical Group, Inc 10,804
524 (a) Pennant Group, Inc 12,152
597 (a) Penumbra, Inc 107,442
419 (a) PetIQ, Inc 9,243
771 (a) Phreesia, Inc 16,345
1,445 Premier, Inc 26,978
1,501 (a) Privia Health Group, Inc 26,087
555 (a) PROCEPT BioRobotics Corp 33,905
1,198 (a) Progyny, Inc 34,275
2,372 (a) Project Roadrunner Parent, Inc 29,792
1,215 (a) Pulmonx Corp 7,703
1,740 Quest Diagnostics, Inc 238,171
828 (a) QuidelOrtho Corp 27,506
727 (a) Quipt Home Medical Corp 2,341
1,004 (a) RadNet, Inc 59,156
2,381 Resmed, Inc 455,771
524 (a) RxSight, Inc 31,529
896 (a) Schrodinger, Inc 17,329
1,678 Select Medical Holdings Corp 58,831
442 (a) SI-BONE, Inc 5,715
548 (a) Silk Road Medical, Inc 14,818
227 Simulations Plus, Inc 11,037
2,220 (a) Solventum Corp 117,394
793 (a) STAAR Surgical Co 37,755
1,511 STERIS plc 331,725
5,692 Stryker Corp 1,936,703
987 (a) Surgery Partners, Inc 23,481
300 (a) SurModics, Inc 12,612
280 (a) Tactile Systems Technology, Inc 3,343
1,069 (a) Tandem Diabetes Care, Inc 43,070
2,648 (a) Teladoc Health, Inc 25,897
818 Teleflex, Inc 172,050
1,569 (a) Tenet Healthcare Corp 208,724
495 (a) TransMedics Group, Inc 74,557
533 (a) Treace Medical Concepts, Inc 3,544
159 (a) UFP Technologies, Inc 41,955
14,596 UnitedHealth Group, Inc 7,433,159
928 Universal Health Services, Inc (Class B) 171,615
187 US Physical Therapy, Inc 17,283
80 Utah Medical Products, Inc 5,345
587 (a) Varex Imaging Corp 8,647
2,278 (a) Veeva Systems, Inc 416,897
611 (a) Viemed Healthcare, Inc 4,002
3,280 Zimmer Biomet Holdings, Inc 355,978
516 (a) Zimvie, Inc 9,417
374 (a),(b) Zynex, Inc 3,486
TOTAL HEALTH CARE EQUIPMENT & SERVICES 39,343,941
HOUSEHOLD & PERSONAL PRODUCTS - 1 .2%
2,141 (a) BellRing Brands, Inc 122,337
160 (a) Central Garden & Pet Co 6,160
765 (a) Central Garden and Pet Co (Class A) 25,268
3,870 Church & Dwight Co, Inc 401,242
1,958 Clorox Co 267,208
12,878 Colgate-Palmolive Co 1,249,681
5,109 (a) Coty, Inc 51,192
893 Edgewell Personal Care Co 35,890
830 (a) elf Beauty, Inc 174,898

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
1,154 Energizer Holdings, Inc $ 34,089
3,708 Estee Lauder Cos (Class A) 394,531
1,810 (a) Herbalife Ltd 18,806
253 Inter Parfums, Inc 29,356
29,812 Kenvue, Inc 541,982
5,336 Kimberly-Clark Corp 737,435
188 Medifast, Inc 4,102
140 (a) Nature's Sunshine Products, Inc 2,110
938 Nu Skin Enterprises, Inc (Class A) 9,886
61 Oil-Dri Corp of America 3,909
1,877 (a) Olaplex Holdings, Inc 2,891
37,416 Procter & Gamble Co 6,170,647
455 Reynolds Consumer Products, Inc 12,731
432 Spectrum Brands Holdings, Inc 37,122
180 (a) USANA Health Sciences, Inc 8,143
1,168 (a) Waldencast plc 4,193
266 WD-40 Co 58,424
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,404,233
INSURANCE - 2 .1%
9,277 Aflac, Inc 828,529
4,201 Allstate Corp 670,732
699 (a) AMBAC Financial Group, Inc 8,961
1,177 American Financial Group, Inc 144,795
10,778 American International Group, Inc 800,159
299 Amerisafe, Inc 13,123
3,169 Aon plc 930,355
5,679 (a) Arch Capital Group Ltd 572,954
801 Assurant, Inc 133,166
946 Assured Guaranty Ltd 72,984
1,011 Axis Capital Holdings Ltd 71,427
735 (a) Brighthouse Financial, Inc 31,855
3,793 Brown & Brown, Inc 339,132
891 (a) BRP Group, Inc 31,604
6,406 Chubb Ltd 1,634,042
2,414 Cincinnati Financial Corp 285,093
261 CNA Financial Corp 12,024
1,716 CNO Financial Group, Inc 47,568
428 Donegal Group, Inc (Class A) 5,513
488 Employers Holdings, Inc 20,803
180 (a) Enstar Group Ltd 55,026
638 Everest Re Group Ltd 243,091
311 F&G Annuities & Life, Inc 11,834
774 Fidelis Insurance Holdings Ltd 12,624
4,083 Fidelity National Financial, Inc 201,782
1,450 First American Financial Corp 78,227
3,438 Gallagher (Arthur J.) & Co 891,508
8,098 (a) Genworth Financial, Inc (Class A) 48,912
1,450 Globe Life, Inc 119,306
286 (a) Goosehead Insurance, Inc 16,428
928 (a) Greenlight Capital Re Ltd (Class A) 12,157
476 Hanover Insurance Group, Inc 59,709
4,675 Hartford Financial Services Group, Inc 470,024
121 HCI Group, Inc 11,153
370 (a),(b) Hippo Holdings, Inc 6,360
637 Horace Mann Educators Corp 20,779
23 Investors Title Co 4,143
648 James River Group Holdings Ltd 5,009
911 Kemper Corp 54,050
347 Kinsale Capital Group, Inc 133,692
657 (a),(b) Lemonade, Inc 10,840
2,568 Lincoln National Corp 79,865
2,721 Loews Corp 203,368

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
217 (a) Markel Corp $ 341,918
7,785 Marsh & McLennan Cos, Inc 1,640,455
1,028 MBIA, Inc 5,644
429 Mercury General Corp 22,797
9,361 Metlife, Inc 657,049
35 National Western Life Group, Inc 17,393
579 (a) NI Holdings, Inc 8,859
3,853 Old Republic International Corp 119,058
3,027 (a) Oscar Health, Inc 47,887
391 (a) Palomar Holdings, Inc 31,730
614 Primerica, Inc 145,260
3,800 Principal Financial Group 298,110
820 (a) ProAssurance Corp 10,020
9,278 Progressive Corp 1,927,133
5,690 Prudential Financial, Inc 666,811
1,025 Reinsurance Group of America, Inc (Class A) 210,402
795 RenaissanceRe Holdings Ltd 177,690
600 RLI Corp 84,414
1,568 Ryan Specialty Holdings, Inc 90,803
227 Safety Insurance Group, Inc 17,032
1,030 Selective Insurance Group, Inc 96,645
1,153 (a) SiriusPoint Ltd 14,067
355 (a) Skyward Specialty Insurance Group, Inc 12,844
351 Stewart Information Services Corp 21,790
433 Tiptree, Inc 7,140
3,668 Travelers Cos, Inc 745,851
628 (a) Trupanion, Inc 18,463
338 United Fire Group, Inc 7,264
503 Universal Insurance Holdings, Inc 9,436
2,714 Unum Group 138,713
3,228 W.R. Berkley Corp 253,656
41 White Mountains Insurance Group Ltd 74,515
1,632 Willis Towers Watson plc 427,812
TOTAL INSURANCE 17,753,367
MATERIALS - 2 .5%
461 AdvanSix, Inc 10,566
3,528 Air Products & Chemicals, Inc 910,400
1,837 Albemarle Corp 175,470
3,014 Alcoa Corp 119,897
2,222 (a) Allegheny Technologies, Inc 123,210
188 Alpha Metallurgical Resources, Inc 52,740
24,122 Amcor plc 235,913
429 American Vanguard Corp 3,689
939 Aptargroup, Inc 132,221
16,605 (a) Arcadium Lithium plc 55,793
243 Arch Resources, Inc 36,992
1,615 Ardagh Metal Packaging S.A. 5,491
912 Ashland, Inc 86,175
821 (a) Aspen Aerogels, Inc 19,581
1,228 Avery Dennison Corp 268,502
1,490 Avient Corp 65,038
3,718 (a) Axalta Coating Systems Ltd 127,044
605 Balchem Corp 93,140
5,069 Ball Corp 304,241
1,792 Berry Global Group, Inc 105,459
953 Cabot Corp 87,571
235 Caledonia Mining Corp plc 2,284
799 Carpenter Technology Corp 87,554
1,678 Celanese Corp (Series A) 226,345
831 (a) Century Aluminum Co 13,919
3,003 CF Industries Holdings, Inc 222,582
2,216 Chemours Co 50,015

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
261 (a) Clearwater Paper Corp $ 12,651
7,384 (a) Cleveland-Cliffs, Inc 113,640
4,597 (a) Coeur Mining, Inc 25,835
1,719 Commercial Metals Co 94,528
532 Compass Minerals International, Inc 5,496
1,802 (a) Constellium SE 33,968
11,133 Corteva, Inc 600,514
10,795 CRH plc 809,409
1,750 Crown Holdings, Inc 130,183
1,053 (a) Dakota Gold Corp 2,685
1,647 (a) Danimer Scientific, Inc 993
11,244 Dow, Inc 596,494
6,667 DuPont de Nemours, Inc 536,627
591 Eagle Materials, Inc 128,519
1,930 Eastman Chemical Co 189,082
3,899 Ecolab, Inc 927,962
868 (a) Ecovyst, Inc 7,786
3,499 Element Solutions, Inc 94,893
2,023 FMC Corp 116,424
22,778 Freeport-McMoRan, Inc (Class B) 1,107,011
400 FutureFuel Corp 2,052
4,828 Graphic Packaging Holding Co 126,542
395 Greif, Inc (Class A) 22,701
87 Greif, Inc (Class B) 5,437
784 H.B. Fuller Co 60,337
284 Hawkins, Inc 25,844
193 Haynes International, Inc 11,329
9,435 Hecla Mining Co 45,760
3,269 Huntsman Corp 74,435
2,702 (a),(b) i-80 Gold Corp 2,918
749 (a) Ingevity Corp 32,739
373 Innospec, Inc 46,099
4,020 International Flavors & Fragrances, Inc 382,744
5,613 International Paper Co 242,201
149 (a) Intrepid Potash, Inc 3,491
806 (a),(b) Ivanhoe Electric, Inc 7,560
261 Kaiser Aluminum Corp 22,942
749 (a) Knife River Corp 52,535
315 Koppers Holdings, Inc 11,652
357 Kronos Worldwide, Inc 4,480
7,623 Linde plc 3,345,049
948 Louisiana-Pacific Corp 78,049
542 (a) LSB Industries, Inc 4,434
4,056 LyondellBasell Industries NV 387,997
1,001 Martin Marietta Materials, Inc 542,342
300 Materion Corp 32,439
788 (a) Metals Acquisition Ltd 10,788
402 Minerals Technologies, Inc 33,430
4,782 Mosaic Co 138,200
1,500 (a),(b) MP Materials Corp 19,095
371 Myers Industries, Inc 4,964
95 NewMarket Corp 48,979
18,366 Newmont Goldcorp Corp 768,984
3,868 (a) Novagold Resources, Inc 13,383
3,905 Nucor Corp 617,302
2,284 (a) O-I Glass, Inc 25,421
2,013 Olin Corp 94,913
163 Olympic Steel, Inc 7,307
1,050 Orion S.A. 23,037
1,390 Packaging Corp of America 253,758
499 Pactiv Evergreen, Inc 5,649
2,514 (a) Perimeter Solutions S.A. 19,685
282 (a),(b) Piedmont Lithium, Inc 2,814

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
3,717 PPG Industries, Inc $ 467,933
1,897 (a) PureCycle Technologies, Inc 11,230
201 Quaker Chemical Corp 34,110
376 Ramaco Resources, Inc 4,681
564 (a) Ranpak Holdings Corp 3,627
877 (a) Rayonier Advanced Materials, Inc 4,771
863 Reliance Steel & Aluminum Co 246,473
1,158 Royal Gold, Inc 144,935
1,998 RPM International, Inc 215,145
272 Ryerson Holding Corp 5,304
421 Schnitzer Steel Industries, Inc (Class A) 6,429
1,019 Schweitzer-Mauduit International, Inc 17,282
716 Scotts Miracle-Gro Co (Class A) 46,583
2,582 Sealed Air Corp 89,828
804 Sensient Technologies Corp 59,649
3,736 Sherwin-Williams Co 1,114,934
1,204 Silgan Holdings, Inc 50,965
1,381 Sonoco Products Co 70,044
1,352 Southern Copper Corp 145,664
3,317 SSR Mining, Inc 14,960
2,410 Steel Dynamics, Inc 312,095
410 Stepan Co 34,424
2,029 (a) Summit Materials, Inc 74,282
1,010 SunCoke Energy, Inc 9,898
619 Sylvamo Corp 42,463
717 (a) TimkenSteel Corp 14,534
394 Tredegar Corp 1,887
716 Trimas Corp 18,301
1,767 Tronox Holdings plc 27,724
30 United States Lime & Minerals, Inc 10,925
3,441 United States Steel Corp 130,070
2,070 Vulcan Materials Co 514,768
816 Warrior Met Coal, Inc 51,220
559 Westlake Chemical Corp 80,954
4,393 Westrock Co 220,792
702 Worthington Industries, Inc 33,226
702 Worthington Steel, Inc 23,419
TOTAL MATERIALS 21,173,878
MEDIA & ENTERTAINMENT - 7 .8%
988 (a) Advantage Solutions, Inc 3,181
78,176 Alphabet, Inc 14,339,042
93,293 Alphabet, Inc (Class A) 16,993,320
4,333 (a) AMC Entertainment Holdings, Inc 21,578
543 (a) AMC Networks, Inc 5,245
632 (a) Atlanta Braves Holdings, Inc 24,926
170 (a) Atlanta Braves Holdings, Inc 7,026
380 (a) Boston Omaha Corp 5,115
1,441 (a) Bumble, Inc 15,145
92 (b) Cable One, Inc 32,568
1,657 (a) Cargurus, Inc 43,413
1,131 (a) Cars.com, Inc 22,281
1,494 (a) Charter Communications, Inc 446,646
2,021 (a) Cinemark Holdings, Inc 43,694
6,287 (a) Clear Channel Outdoor Holdings, Inc 8,865
61,816 Comcast Corp (Class A) 2,420,715
17 (a) Daily Journal Corp 6,706
4,314 Electronic Arts, Inc 601,070
1,005 Entravision Communications Corp (Class A) 2,040
1,205 (a) Eventbrite, Inc 5,832
249 (a) EverQuote, Inc 5,194
916 (a) EW Scripps Co (Class A) 2,876
4,099 Fox Corp (Class A) 140,883

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
2,613 Fox Corp (Class B) $ 83,668
4,657 (a),(b) fuboTV, Inc 5,775
2,328 (a) Gannett Co, Inc 10,732
1,547 Gray Television, Inc 8,044
1,354 (a) IAC, Inc 63,435
902 (a) IMAX Corp 15,127
556 (a) Integral Ad Science Holding Corp 5,404
6,397 Interpublic Group of Cos, Inc 186,089
693 John Wiley & Sons, Inc (Class A) 28,205
1,804 (a) Liberty Broadband Corp 98,895
365 (a) Liberty Broadband Corp (Class A) 19,929
398 (a) Liberty Media Corp-Liberty Formula One (Class A) 25,564
3,000 (a) Liberty Media Corp-Liberty Formula One (Class C) 215,520
382 (a) Liberty Media Corp-Liberty Live (Class A) 14,329
869 (a) Liberty Media Corp-Liberty Live (Class C) 33,257
2,909 (a) Liberty Media Corp-Liberty SiriusXM 64,463
1,463 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 32,405
786 (a) Lions Gate Entertainment Corp (Class A) 7,404
1,776 (a) Lions Gate Entertainment Corp (Class B) 15,220
2,523 (a) Live Nation, Inc 236,506
585 (a) Madison Square Garden Entertainment Corp 20,025
336 (a) Madison Square Garden Sports Corp 63,212
2,210 (a) Magnite, Inc 29,371
294 Marcus Corp 3,343
4,264 (a) Match Group, Inc 129,540
278 (a) MediaAlpha, Inc 3,661
34,775 Meta Platforms, Inc 17,534,250
6,791 (a) NetFlix, Inc 4,583,110
2,321 New York Times Co (Class A) 118,858
6,379 News Corp (Class A) 175,869
1,884 News Corp (Class B) 53,487
582 Nexstar Media Group, Inc 96,618
1,900 (a) Nextdoor Holdings, Inc 5,282
3,015 Omnicom Group, Inc 270,445
692 (a) Outbrain, Inc 3,446
89 Paramount Global (Class A) 1,636
9,969 Paramount Global (Class B) 103,578
9,171 (a) Pinterest, Inc 404,166
1,390 (a) Playstudios, Inc 2,877
896 Playtika Holding Corp 7,052
683 (a) PubMatic, Inc 13,872
1,085 (a) QuinStreet, Inc 18,000
378 (a) Reservoir Media, Inc 2,986
8,068 (a) ROBLOX Corp 300,210
2,026 (a) Roku, Inc 121,418
438 Scholastic Corp 15,536
366 Shutterstock, Inc 14,164
862 (b) Sinclair, Inc 11,490
8,125 (b) Sirius XM Holdings, Inc 22,994
496 (a) Sphere Entertainment Co 17,390
2,290 (a) Spotify Technology S.A. 718,579
1,314 (a) Stagwell, Inc 8,961
2,593 (a) Take-Two Interactive Software, Inc 403,186
378 (a) TechTarget, Inc 11,782
2,032 TEGNA, Inc 28,326
380 (a) Thryv Holdings, Inc 6,772
1,220 TKO Group Holdings, Inc 131,748
1,758 (a) TripAdvisor, Inc 31,310
1,632 (a) TrueCar, Inc 5,108
857 (a) Trump Media & Technology Group Corp 28,067
2,350 (a) Vimeo, Inc 8,765
448 (a),(b) Vivid Seats, Inc 2,576
29,024 Walt Disney Co 2,881,793

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
37,145 (a) Warner Bros Discovery, Inc $ 276,359
736 (a) WideOpenWest, Inc 3,982
1,209 (a) Yelp, Inc 44,673
795 (a) Ziff Davis, Inc 43,765
1,228 (a) ZipRecruiter, Inc 11,163
4,927 (a) ZoomInfo Technologies, Inc 62,918
TOTAL MEDIA & ENTERTAINMENT 65,225,051
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7 .0%
1,510 (a) 10X Genomics, Inc 29,370
646 (a),(b) 2seventy bio, Inc 2,487
684 (a) 4D Molecular Therapeutics, Inc 14,357
1,031 (a) 89bio, Inc 8,258
28,127 AbbVie, Inc 4,824,343
2,077 (a) Acadia Pharmaceuticals, Inc 33,751
1,090 (a),(b) ACELYRIN, Inc 4,807
488 (a),(b) Actinium Pharmaceuticals, Inc 3,611
2,888 (a) Adaptive Biotechnologies Corp 10,455
3,230 (a) ADMA Biologics, Inc 36,111
190 (a),(b) Aerovate Therapeutics, Inc 315
322 (a) Agenus, Inc 5,394
4,743 Agilent Technologies, Inc 614,835
1,081 (a) Agios Pharmaceuticals, Inc 46,613
1,048 (a) Akero Therapeutics, Inc 24,586
144 (a),(b) Akoya Biosciences, Inc 337
717 (a) Aldeyra Therapeutics, Inc 2,373
1,021 (a) Alector, Inc 4,635
2,871 (a) Alkermes plc 69,191
1,319 (a) Allogene Therapeutics, Inc 3,073
2,045 (a) Alnylam Pharmaceuticals, Inc 496,935
827 (a),(b) Altimmune, Inc 5,500
1,052 (a),(b) ALX Oncology Holdings, Inc 6,344
8,513 Amgen, Inc 2,659,887
4,499 (a) Amicus Therapeutics, Inc 44,630
2,013 (a) Amneal Pharmaceuticals, Inc 12,783
552 (a) Amphastar Pharmaceuticals, Inc 22,080
305 (a) AnaptysBio, Inc 7,643
1,126 (a),(b) Anavex Life Sciences Corp 4,752
258 (a) ANI Pharmaceuticals, Inc 16,429
216 (a) Anika Therapeutics, Inc 5,471
1,130 (a) Annexon, Inc 5,537
1,622 (a) Apellis Pharmaceuticals, Inc 62,220
655 (a) Apogee Therapeutics, Inc 25,774
1,513 (a),(b) Arbutus Biopharma Corp 4,675
630 (a) Arcellx, Inc 34,770
607 (a) Arcturus Therapeutics Holdings, Inc 14,780
799 (a) Arcus Biosciences, Inc 12,169
1,658 (a) Arcutis Biotherapeutics, Inc 15,419
3,415 (a) Ardelyx, Inc 25,305
1,723 (a) Arrowhead Pharmaceuticals, Inc 44,781
552 (a) ARS Pharmaceuticals, Inc 4,698
937 (a) Arvinas, Inc 24,943
425 (a) Astria Therapeutics, Inc 3,868
1,067 (a) Atea Pharmaceuticals, Inc 3,532
338 (a) Aura Biosciences, Inc 2,555
2,219 (a) Aurinia Pharmaceuticals, Inc 12,671
1,424 (a) Avadel Pharmaceuticals PLC 20,021
10,369 (a) Avantor, Inc 219,823
989 (a) Avid Bioservices, Inc 7,062
1,580 (a) Avidity Biosciences, Inc 64,543
414 (a) Avita Medical, Inc 3,279
533 (a),(b) Axsome Therapeutics, Inc 42,907
1,068 (a) Beam Therapeutics, Inc 25,023

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
2,996 (a) BioCryst Pharmaceuticals, Inc $ 18,515
2,349 (a) Biogen, Inc 544,545
1,167 (a) Biohaven Ltd 40,507
571 (a) BioLife Solutions, Inc 12,237
3,026 (a) BioMarin Pharmaceutical, Inc 249,131
334 (a),(b) Biomea Fusion, Inc 1,503
315 (a) Bio-Rad Laboratories, Inc (Class A) 86,030
2,628 Bio-Techne Corp 188,296
1,786 (a),(b) Bluebird Bio, Inc 1,758
975 (a) Blueprint Medicines Corp 105,086
2,174 (a) Bridgebio Pharma, Inc 55,067
32,244 Bristol-Myers Squibb Co 1,339,093
894 (a) Brooks Automation, Inc 47,042
1,736 Bruker BioSciences Corp 110,774
427 (a),(b) Cabaletta Bio, Inc 3,194
831 (a) CareDx, Inc 12,905
334 (a) Cargo Therapeutics, Inc 5,484
983 (a) Caribou Biosciences, Inc 1,612
656 (a),(b) Cassava Sciences, Inc 8,102
2,958 (a) Catalent, Inc 166,328
2,132 (a) Catalyst Pharmaceuticals, Inc 33,025
422 (a) Celcuity, Inc 6,912
777 (a) Celldex Therapeutics, Inc 28,757
397 (a) Century Therapeutics, Inc 1,012
982 (a) Cerevel Therapeutics Holdings, Inc 40,154
321 (a) CG oncology, Inc 10,134
837 (a) Charles River Laboratories International, Inc 172,907
854 (a),(c) Chinook Therapeutics, Inc 333
5,038 (a) Codexis, Inc 15,618
1,087 (a) Cogent Biosciences, Inc 9,163
773 (a) Collegium Pharmaceutical, Inc 24,891
1,591 (a) Compass Therapeutics, Inc 1,591
1,611 (a) Corcept Therapeutics, Inc 52,341
889 (a) CorMedix, Inc 3,849
1,198 (a) Crinetics Pharmaceuticals, Inc 53,658
670 (a) CryoPort, Inc 4,630
427 (a) Cullinan Oncology, Inc 7,447
1,861 (a) Cytek Biosciences, Inc 10,384
1,742 (a) Cytokinetics, Inc 94,382
10,522 Danaher Corp 2,628,922
722 (a) Day One Biopharmaceuticals, Inc 9,949
1,799 (a) Denali Therapeutics, Inc 41,773
578 (a) Design Therapeutics, Inc 1,936
139 (a) Disc Medicine, Inc 6,265
1,903 (a) Dynavax Technologies Corp 21,371
1,256 (a) Dyne Therapeutics, Inc 44,324
1,121 (a) Edgewise Therapeutics, Inc 20,189
1,580 (a) Editas Medicine, Inc 7,379
7,744 (a) Elanco Animal Health, Inc 111,746
13,514 Eli Lilly & Co 12,235,305
301 (a) Enanta Pharmaceuticals, Inc 3,904
352 (a) Enliven Therapeutics, Inc 8,226
380 (a) Entrada Therapeutics, Inc 5,415
1,213 (a) Erasca, Inc 2,863
533 (a) Evolus, Inc 5,783
2,917 (a) Exact Sciences Corp 123,243
5,221 (a) Exelixis, Inc 117,316
625 (a),(b) EyePoint Pharmaceuticals, Inc 5,438
2,725 (a) Fate Therapeutics, Inc 8,938
410 (a) Foghorn Therapeutics, Inc 2,358
1,498 (a) Fortrea Holdings, Inc 34,963
744 (a) Generation Bio Co 2,098
7,738 (a) Geron Corp 32,809

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
19,842 Gilead Sciences, Inc $ 1,361,360
441 (a) GRAIL, Inc 6,771
1,788 (a) Halozyme Therapeutics, Inc 93,620
405 (a) Harmony Biosciences Holdings, Inc 12,219
367 (a),(b) Harrow Health, Inc 7,667
674 (a) Harvard Bioscience, Inc 1,921
268 (a) Heron Therapeutics, Inc 938
256 (a) HilleVax, Inc 3,702
1,440 (a),(b) Humacyte, Inc 6,912
1,134 (a) Ideaya Biosciences, Inc 39,815
344 (a),(b) IGM Biosciences, Inc 2,363
2,643 (a) Illumina, Inc 275,876
2,150 (a),(b) ImmunityBio, Inc 13,588
800 (a) Immunome, Inc 9,680
892 (a) Immunovant, Inc 23,549
3,159 (a) Incyte Corp 191,499
119 (a) Inhibrx Biosciences, Inc 1,686
477 (a),(c) Inhibrx, Inc 309
1,186 (a) Innoviva, Inc 19,450
608 (a),(b) Inozyme Pharma, Inc 2,712
2,420 (a) Insmed, Inc 162,140
1,443 (a) Intellia Therapeutics, Inc 32,294
1,517 (a) Intra-Cellular Therapies, Inc 103,899
2,335 (a) Ionis Pharmaceuticals, Inc 111,286
3,405 (a) Iovance Biotherapeutics, Inc 27,308
2,872 (a) IQVIA Holdings, Inc 607,256
2,421 (a) Ironwood Pharmaceuticals, Inc 15,785
343 (a) iTeos Therapeutics, Inc 5,090
435 (a) Janux Therapeutics, Inc 18,222
1,000 (a) Jazz Pharmaceuticals plc 106,730
38,358 Johnson & Johnson 5,606,405
390 (a) KalVista Pharmaceuticals, Inc 4,594
337 (a) Keros Therapeutics, Inc 15,401
561 (a) Kiniksa Pharmaceuticals Ltd 10,474
557 (a) Kodiak Sciences, Inc 1,309
380 (a) Krystal Biotech, Inc 69,783
1,038 (a) Kura Oncology, Inc 21,372
584 (a) Kymera Therapeutics, Inc 17,432
969 (a) Larimar Therapeutics, Inc 7,025
164 (b) LENZ Therapeutics, Inc 2,836
1,227 (a) Lexicon Pharmaceuticals, Inc 2,061
305 (a) Ligand Pharmaceuticals, Inc (Class B) 25,699
2,773 (a),(b) Lineage Cell Therapeutics, Inc 2,766
933 (a) Liquidia Corp 11,196
349 (a) Longboard Pharmaceuticals, Inc 9,434
4,483 (a),(b) Lyell Immunopharma, Inc 6,500
171 (a) MacroGenics, Inc 727
273 (a),(b) Madrigal Pharmaceuticals, Inc 76,484
371 (a) Magenta Therapeutics, Inc 9,602
4,140 (a) MannKind Corp 21,611
1,760 (a) Maravai LifeSciences Holdings, Inc 12,602
1,600 (a) MaxCyte, Inc 6,272
394 (a) Medpace Holdings, Inc 162,269
1,264 (a) MeiraGTx Holdings plc 5,321
40,258 Merck & Co, Inc 4,983,940
49 Mesa Laboratories, Inc 4,252
339 (a) Mettler-Toledo International, Inc 473,783
1,942 (a) MiMedx Group, Inc 13,458
215 (a) Mineralys Therapeutics, Inc 2,516
461 (a) Mirum Pharmaceuticals, Inc 15,762
5,135 (a) Moderna, Inc 609,781
579 (a) Monte Rosa Therapeutics, Inc 2,165
456 (a) Morphic Holding, Inc 15,536

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,296 (a) Myriad Genetics, Inc $ 31,700
1,779 (a) Natera, Inc 192,648
1,816 (a) Nautilus Biotechnology, Inc 4,249
1,279 (a) Neumora Therapeutics, Inc 12,573
1,620 (a) Neurocrine Biosciences, Inc 223,025
1,017 (a) Nkarta, Inc 6,011
1,714 (a),(b) Novavax, Inc 21,699
774 (a) Nurix Therapeutics, Inc 16,153
392 (a) Nuvalent, Inc 29,737
4,693 (a) Nuvation Bio, Inc 13,704
2,421 (a) Ocular Therapeutix, Inc 16,560
486 (a) Olema Pharmaceuticals, Inc 5,259
115 (a),(c) OmniAb Operations, Inc 1
115 (a),(c) OmniAb Operations, Inc 1
1,496 (a) OmniAb, Inc 5,610
1,082 (a) Organogenesis Holdings, Inc 3,030
3,926 Organon & Co 81,268
684 (a) ORIC Pharmaceuticals, Inc 4,836
1,735 (a) Ovid therapeutics, Inc 1,335
686 (a) Pacira BioSciences, Inc 19,626
205 (a) PepGen, Inc 3,272
1,982 PerkinElmer, Inc 207,833
2,396 Perrigo Co plc 61,529
90,043 Pfizer, Inc 2,519,403
326 (a),(b) Phathom Pharmaceuticals, Inc 3,358
293 Phibro Animal Health Corp 4,914
845 (a) Pliant Therapeutics, Inc 9,084
1,693 (a) Poseida Therapeutics, Inc 4,944
268 (a) Praxis Precision Medicines, Inc 11,085
4,045 (a),(b) Precigen, Inc 6,391
2,993 (a) Prelude Therapeutics, Inc 11,403
817 (a) Prestige Consumer Healthcare, Inc. 56,250
667 (a),(b) Prime Medicine, Inc 3,428
1,100 (a) ProKidney Corp 2,706
892 (a) Protagonist Therapeutics, Inc 30,908
672 (a) Prothena Corp plc 13,870
1,091 (a) PTC Therapeutics, Inc 33,363
3,404 QIAGEN NV 139,870
537 (a) Quanterix Corp 7,094
4,583 (a),(b) Quantum-Si, Inc 4,812
468 (a) RAPT Therapeutics, Inc 1,427
2,378 (a),(b) Recursion Pharmaceuticals, Inc 17,835
1,646 (a) Regeneron Pharmaceuticals, Inc 1,729,995
696 (a) REGENXBIO, Inc 8,143
1,583 (a) Relay Therapeutics, Inc 10,321
918 (a) Repligen Corp 115,723
560 (a) Replimune Group, Inc 5,040
1,255 (a) Revance Therapeutics, Inc 3,225
2,180 (a) REVOLUTION Medicines, Inc 84,606
818 (a) Rhythm Pharmaceuticals, Inc 33,587
1 (a) Rigel Pharmaceuticals, Inc 7
870 (a) Rocket Pharmaceuticals, Inc 18,731
5,899 (a) Roivant Sciences Ltd 62,352
6,056 Royalty Pharma plc 159,697
944 (a) Sage Therapeutics, Inc 10,252
2,069 (a) Sana Biotechnology, Inc 11,297
1,450 (a) Sarepta Therapeutics, Inc 229,100
1,798 (a) Savara, Inc 7,246
1,134 (a),(b) Scholar Rock Holding Corp 9,446
424 (a) scPharmaceuticals, Inc 1,844
842 SIGA Technologies, Inc 6,391
338 (a) Soleno Therapeutics, Inc 13,790
1,974 (a),(c) Sorrento Therapeutics, Inc 3,668

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,436 (a) Sotera Health Co $ 17,045
896 (a) SpringWorks Therapeutics, Inc 33,752
538 (a) Spyre Therapeutics, Inc 12,648
622 (a) Stoke Therapeutics, Inc 8,403
1,773 (a) Summit Therapeutics, Inc 13,829
725 (a) Supernus Pharmaceuticals, Inc 19,394
730 (a) Sutro Biopharma, Inc 2,139
1,070 (a) Syndax Pharmaceuticals, Inc 21,967
905 (a) Tango Therapeutics, Inc 7,765
356 (a) Tarsus Pharmaceuticals, Inc 9,676
1,087 (a) Tenaya Therapeutics, Inc 3,370
693 (a) Terns Pharmaceuticals, Inc 4,719
2,359 (a) TG Therapeutics, Inc 41,967
1,031 (a) Theravance Biopharma, Inc 8,743
6,064 Thermo Fisher Scientific, Inc 3,353,392
1,139 (a) Third Harmonic Bio, Inc 14,807
940 (a) Travere Therapeutics, Inc 7,727
941 (a) Twist Bioscience Corp 46,373
356 (a) Tyra Biosciences, Inc 5,692
1,344 (a) Ultragenyx Pharmaceutical, Inc 55,238
700 (a) United Therapeutics Corp 222,985
424 (a),(b) UroGen Pharma Ltd 7,115
819 (a) Vanda Pharmaceuticals, Inc 4,627
1,691 (a) Vaxcyte, Inc 127,687
732 (a) Ventyx Biosciences, Inc 1,691
550 (a) Vera Therapeutics, Inc 19,899
1,155 (a) Veracyte, Inc 25,029
796 (a) Vericel Corp 36,521
4,105 (a) Vertex Pharmaceuticals, Inc 1,924,096
2,131 (a) Verve Therapeutics, Inc 10,399
18,237 Viatris, Inc 193,859
1,580 (a) Viking Therapeutics, Inc 83,756
1,193 (a) Vir Biotechnology, Inc 10,618
609 (a) Viridian Therapeutics, Inc 7,923
496 (a) Voyager Therapeutics, Inc 3,923
956 (a) Waters Corp 277,355
909 (a) WaVe Life Sciences Ltd 4,536
1,159 West Pharmaceutical Services, Inc 381,763
2,079 (a) X4 Pharmaceuticals, Inc 1,206
962 (a) Xencor, Inc 18,211
3,180 (a) Xeris Biopharma Holdings, Inc 7,155
616 (a) Y-mAbs Therapeutics, Inc 7,441
788 (a) Zentalis Pharmaceuticals, Inc 3,223
597 (a) Zevra Therapeutics, Inc 2,925
7,265 Zoetis, Inc 1,259,460
888 (a) Zymeworks, Inc 7,557
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 58,956,507
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
2,208 (a) Anywhere Real Estate, Inc 7,309
4,803 (a) CBRE Group, Inc 427,995
5,041 (a) Compass, Inc 18,148
3,367 (a) Cushman & Wakefield plc 35,017
2,419 DigitalBridge Group, Inc 33,140
1,235 (b) eXp World Holdings, Inc 13,937
240 (a) Forestar Group, Inc 7,678
204 (a) FRP Holdings, Inc 5,818
342 (a) Howard Hughes Holdings, Inc 22,168
776 (a) Jones Lang LaSalle, Inc 159,297
2,137 Kennedy-Wilson Holdings, Inc 20,772
406 Marcus & Millichap, Inc 12,797
252 (a) Maui Land & Pineapple Co, Inc 5,557
2,520 Newmark Group, Inc 25,780

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT—continued
8,902 (a) Opendoor Technologies, Inc $ 16,380
349 Re/Max Holdings, Inc 2,827
1,711 (a),(b) Redfin Corp 10,283
497 RMR Group, Inc 11,232
747 St. Joe Co 40,861
152 (a) Stratus Properties, Inc 3,833
268 (a) Tejon Ranch Co 4,572
181 (a) Transcontinental Realty Investors, Inc 5,019
1,056 (a) Zillow Group, Inc (Class A) 47,562
2,670 (a) Zillow Group, Inc (Class C) 123,861
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,061,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10 .6%
759 (a) ACM Research, Inc 17,503
25,593 (a) Advanced Micro Devices, Inc 4,151,441
407 (a),(b) Aehr Test Systems 4,546
932 (a) Allegro MicroSystems, Inc 26,320
441 (a) Alpha & Omega Semiconductor Ltd 16,480
567 (a) Ambarella, Inc 30,590
1,705 Amkor Technology, Inc 68,234
7,930 Analog Devices, Inc 1,810,102
13,227 Applied Materials, Inc 3,121,440
309 (a) Astera Labs, Inc 18,698
510 (a) Axcelis Technologies, Inc 72,517
7,212 Broadcom, Inc 11,579,082
333 (a) Ceva, Inc 6,424
821 (a) Cirrus Logic, Inc 104,809
772 (a) Cohu, Inc 25,553
1,974 (a) Credo Technology Group Holding Ltd 63,050
836 (a) Diodes, Inc 60,133
2,193 (a) Enphase Energy, Inc 218,664
2,352 Entegris, Inc 318,461
1,685 (a) First Solar, Inc 379,900
1,150 (a) Formfactor, Inc 69,609
1,472 (a),(b) GLOBALFOUNDRIES, Inc 74,424
434 (a) Ichor Holdings Ltd 16,731
346 (a) Impinj, Inc 54,242
2,044 (a),(b) indie Semiconductor, Inc 12,611
67,474 Intel Corp 2,089,670
2,145 KLA Corp 1,768,574
970 Kulicke & Soffa Industries, Inc 47,714
2,077 Lam Research Corp 2,211,693
2,413 (a) Lattice Semiconductor Corp 139,930
799 (a) MACOM Technology Solutions Holdings, Inc 89,065
13,705 Marvell Technology, Inc 957,979
1,137 (a) MaxLinear, Inc 22,899
8,307 Microchip Technology, Inc 760,091
17,470 Micron Technology, Inc 2,297,829
1,013 MKS Instruments, Inc 132,278
741 Monolithic Power Systems, Inc 608,865
1,749 (a) Navitas Semiconductor Corp 6,874
85 NVE Corp 6,349
377,453 Nvidia Corp 46,630,544
6,919 (a) ON Semiconductor Corp 474,297
783 (a) Onto Innovation, Inc 171,915
409 (a) PDF Solutions, Inc 14,879
1,020 (a) Photronics, Inc 25,163
990 Power Integrations, Inc 69,488
1,660 (a) Qorvo, Inc 192,626
17,735 QUALCOMM, Inc 3,532,457
1,794 (a) Rambus, Inc 105,415
1,200 (a) Semtech Corp 35,856
591 (a) Silicon Laboratories, Inc 65,382

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
272 (a) SiTime Corp $ 33,831
106 (a),(b) SkyWater Technology, Inc 811
2,569 Skyworks Solutions, Inc 273,804
592 (a) SMART Global Holdings, Inc 13,539
653 (a) Synaptics, Inc 57,595
2,512 Teradyne, Inc 372,504
14,424 Texas Instruments, Inc 2,805,901
789 (a) Ultra Clean Holdings 38,661
754 Universal Display Corp 158,529
729 (a) Veeco Instruments, Inc 34,052
1,949 (a),(b) Wolfspeed, Inc 44,359
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 88,612,982
SOFTWARE & SERVICES - 11 .9%
1,702 (a) 8x8, Inc 3,778
978 A10 Networks, Inc 13,545
9,964 Accenture plc 3,023,177
2,058 (a) ACI Worldwide, Inc 81,476
1,587 Adeia, Inc 17,751
7,114 (a) Adobe, Inc 3,952,112
400 (a) Agilysys, Inc 41,656
2,449 (a) Akamai Technologies, Inc 220,606
790 (a) Alarm.com Holdings, Inc 50,197
641 (a) Alkami Technology, Inc 18,256
864 (a) Altair Engineering, Inc 84,741
1,940 Amdocs Ltd 153,105
370 American Software, Inc (Class A) 3,378
894 (a) Amplitude, Inc 7,957
1,382 (a) Ansys, Inc 444,313
306 (a) Appfolio, Inc 74,838
674 (a) Appian Corp 20,800
1,093 (a),(b) Applied Digital Corp 6,503
4,147 (a) AppLovin Corp 345,113
1,411 (a) Asana, Inc 19,740
492 (a) Aspentech Corp 97,726
343 (a) Asure Software, Inc 2,881
2,437 (a) Atlassian Corp Ltd 431,057
3,389 (a) Autodesk, Inc 838,608
2,036 (a) AvePoint, Inc 21,215
2,354 Bentley Systems, Inc 116,193
6,383 (a),(b) BigBear.ai Holdings, Inc 9,638
1,087 (a) BigCommerce Holdings, Inc 8,761
1,698 (a) BILL Holdings, Inc 89,349
4,938 (a) Bit Digital, Inc 15,703
860 (a) Blackbaud, Inc 65,506
875 (a) BlackLine, Inc 42,394
2,369 (a) Box, Inc 62,636
862 (a) Braze, Inc 33,480
1,287 (a),(b) C3.ai, Inc 37,272
4,275 (a) Cadence Design Systems, Inc 1,315,631
6,392 (a) CCC Intelligent Solutions Holdings, Inc 71,015
664 (a) Cerence, Inc 1,879
2,239 (a) Ceridian HCM Holding, Inc 111,054
4,767 (a) Cipher Mining, Inc 19,783
3,480 (a) Cleanspark, Inc 55,506
1,277 Clear Secure, Inc 23,893
2,122 (a) Clearwater Analytics Holdings, Inc 39,299
4,773 (a) Cloudflare, Inc 395,348
7,915 Cognizant Technology Solutions Corp (Class A) 538,220
679 (a) Commvault Systems, Inc 82,546
3,788 (a) Confluent, Inc 111,860
265 (a) Consensus Cloud Solutions, Inc 4,553
2,736 (a) Core Scientific, Inc 25,445

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
485 (a) Couchbase, Inc $ 8,856
3,453 (a) Crowdstrike Holdings, Inc 1,323,155
430 (a) CS Disco, Inc 2,563
4,717 (a) Datadog, Inc 611,748
348 (a),(b) Digimarc Corp 10,791
1,549 (a) Digital Turbine, Inc 2,571
1,139 (a) DigitalOcean Holdings, Inc 39,580
3,281 (a) DocuSign, Inc 175,534
895 Dolby Laboratories, Inc (Class A) 70,911
549 (a) Domo, Inc 4,238
1,815 (a) DoubleVerify Holdings, Inc 35,338
4,214 (a) Dropbox, Inc 94,689
3,442 (a) DXC Technology Co 65,708
3,878 (a) Dynatrace, Inc 173,502
3,144 (a) E2open Parent Holdings, Inc 14,117
543 (a) eGain Corp 3,426
1,268 (a) Elastic NV 144,438
349 (a) Enfusion, Inc 2,973
884 (a) Envestnet, Inc 55,330
857 (a) EPAM Systems, Inc 161,210
638 (a) Everbridge, Inc 22,324
472 (a) EverCommerce, Inc 5,183
391 (a) Fair Isaac Corp 582,066
1,817 (a) Fastly, Inc 13,391
1,139 (a) Five9, Inc 50,230
9,952 (a) Fortinet, Inc 599,807
3,124 (a) Freshworks, Inc 39,644
1,181 (a) Gartner, Inc 530,340
8,534 Gen Digital, Inc 213,179
1,859 (a) Gitlab, Inc 92,429
671 (a) Globant S.A. 119,612
2,316 (a) GoDaddy, Inc 323,568
699 (a) Grid Dynamics Holdings, Inc 7,346
1,428 (a) Guidewire Software, Inc 196,907
450 Hackett Group, Inc 9,774
1,459 (a) HashiCorp, Inc 49,154
769 (a) HubSpot, Inc 453,549
112 (a) IBEX Holdings Ltd 1,812
937 (a) Informatica, Inc 28,935
412 Information Services Group, Inc 1,211
227 (a) Instructure Holdings, Inc 5,314
596 (a) Intapp, Inc 21,855
322 (b) InterDigital, Inc 37,532
14,530 International Business Machines Corp 2,512,964
4,343 Intuit, Inc 2,854,263
1,086 (a) Jamf Holding Corp 17,919
1,692 (a) Kaltura, Inc 2,030
3,355 (a) Kyndryl Holdings, Inc 88,270
1,208 (a) LiveRamp Holdings, Inc 37,376
1,006 (a) Manhattan Associates, Inc 248,160
4,294 (a) Marathon Digital Holdings, Inc 85,236
5,907 (a) Matterport, Inc 26,404
365 (a) MeridianLink, Inc 7,796
118,043 Microsoft Corp 52,759,319
248 (a),(b) MicroStrategy, Inc (Class A) 341,615
781 (a) Mitek Systems, Inc 8,732
1,116 (a) MongoDB, Inc 278,955
1,055 (a) N-able, Inc 16,068
1,156 (a) nCino OpCo, Inc 36,356
2,313 (a) NCR Corp 28,566
1,978 (a),(b) NextNav, Inc 16,042
4,029 (a) Nutanix, Inc 229,049
2,511 (a) Okta, Inc 235,055

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,468 (a) Olo, Inc $ 6,489
710 (a) ON24, Inc 4,267
634 (a) OneSpan, Inc 8,128
24,871 Oracle Corp 3,511,785
1,327 (a) PagerDuty, Inc 30,428
31,854 (a) Palantir Technologies, Inc 806,862
4,907 (a) Palo Alto Networks, Inc 1,663,522
779 (a) Paycor HCM, Inc 9,893
665 (a) Paylocity Holding Corp 87,680
748 Pegasystems, Inc 45,276
509 (a) Perficient, Inc 38,068
682 (a) PowerSchool Holdings, Inc 15,270
1,625 (a) Procore Technologies, Inc 107,754
766 Progress Software Corp 41,563
671 (a) PROS Holdings, Inc 19,224
1,823 (a) PTC, Inc 331,184
877 (a) Q2 Holdings, Inc 52,909
667 (a) Qualys, Inc 95,114
930 (a) Rapid7, Inc 40,204
1,545 (a) Rimini Street, Inc 4,743
1,417 (a) RingCentral, Inc 39,959
3,490 (a),(b) Riot Platforms, Inc 31,899
1,656 Roper Industries, Inc 933,421
14,934 Salesforce, Inc 3,839,531
433 Sapiens International Corp NV 14,692
348 (a) SEMrush Holdings, Inc 4,660
3,422 (a) SentinelOne, Inc 72,033
3,252 (a) ServiceNow, Inc 2,558,251
2,057 (a) Smartsheet, Inc 90,673
4,960 (a) Snowflake, Inc 670,046
668 SolarWinds Corp 8,049
4,448 (a),(b) SoundHound AI, Inc 17,570
307 (a) SoundThinking, Inc 3,739
1,168 (a) Sprinklr, Inc 11,236
904 (a) Sprout Social, Inc 32,255
599 (a) SPS Commerce, Inc 112,708
900 (a) Squarespace, Inc 39,267
2,406 (a) Synopsys, Inc 1,431,714
1,778 (a) Tenable Holdings, Inc 77,485
1,844 (a) Teradata Corp 63,729
3,595 (a),(b) Terawulf, Inc 15,998
1,255 (a) Thoughtworks Holding, Inc 3,564
6,910 (a) Trade Desk, Inc 674,900
143 (a) Tucows, Inc 2,763
2,852 (a) Twilio, Inc 162,022
662 (a) Tyler Technologies, Inc 332,840
6,303 (a) UiPath, Inc 79,922
1,098 (a) Unisys Corp 4,535
4,707 (a) Unity Software, Inc 76,536
1,710 (a) Varonis Systems, Inc 82,029
1,154 (a) Verint Systems, Inc 37,159
1,357 (a) VeriSign, Inc 241,275
823 (a) Vertex, Inc 29,669
945 (a) Viant Technology, Inc 9,327
514 (a) Weave Communications, Inc 4,636
3,334 (a) Workday, Inc 745,349
767 (a) Workiva, Inc 55,983
634 (a) Xperi, Inc 5,205
1,753 (a) Yext, Inc 9,379
2,537 (a) Zeta Global Holdings Corp 44,778
4,218 (a) Zoom Video Communications, Inc 249,663
1,411 (a) Zscaler, Inc 271,180

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,687 (a) Zuora, Inc $ 16,752
TOTAL SOFTWARE & SERVICES 99,616,252
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .6%
380 (a) 908 Devices, Inc 1,957
806 ADTRAN Holdings, Inc 4,240
617 Advanced Energy Industries, Inc 67,105
391 (a),(b) Aeva Technologies, Inc 985
18,570 Amphenol Corp (Class A) 1,251,061
230,712 Apple, Inc 48,592,561
4,072 (a) Arista Networks, Inc 1,427,155
1,538 (a) Arlo Technologies, Inc 20,056
900 (a) Arrow Electronics, Inc 108,684
170 (a) Aviat Networks, Inc 4,877
1,668 Avnet, Inc 85,885
438 Badger Meter, Inc 81,621
126 Bel Fuse, Inc (Class B) 8,220
636 Belden CDT, Inc 59,657
773 Benchmark Electronics, Inc 30,503
909 (a) Calix, Inc 32,206
2,171 CDW Corp 485,957
2,128 (a) Ciena Corp 102,527
64,631 Cisco Systems, Inc 3,070,619
153 (a) Clearfield, Inc 5,900
2,887 Cognex Corp 134,996
2,063 (a) Coherent Corp 149,485
12,431 Corning, Inc 482,944
426 (a) Corsair Gaming, Inc 4,703
775 Crane NXT Co 47,600
485 CTS Corp 24,556
610 (a) Daktronics, Inc 8,509
3,907 Dell Technologies, Inc 538,814
361 (a) Diebold Nixdorf, Inc 13,891
400 (a) Digi International, Inc 9,172
830 (a) Eastman Kodak Co 4,465
404 (a) ePlus, Inc 29,767
1,500 (a),(b) Evolv Technologies Holdings, Inc 3,825
1,698 (a) Extreme Networks, Inc 22,838
926 (a) F5 Networks, Inc 159,485
545 (a) Fabrinet 133,411
288 (a) FARO Technologies, Inc 4,608
1,454 (a) Harmonic, Inc 17,114
21,096 Hewlett Packard Enterprise Co 446,602
15,190 HP, Inc 531,954
2,966 (a) Infinera Corp 18,063
463 (a) Insight Enterprises, Inc 91,841
2,518 (a),(b) IonQ, Inc 17,702
549 (a) IPG Photonics Corp 46,330
693 (a) Iteris, Inc 3,001
678 (a) Itron, Inc 67,095
1,888 Jabil Inc 205,396
4,916 Juniper Networks, Inc 179,237
2,696 (a) Keysight Technologies, Inc 368,678
548 (a) Kimball Electronics, Inc 12,045
1,352 (a) Knowles Corp 23,336
1,886 (a),(b) Lightwave Logic, Inc 5,639
375 Littelfuse, Inc 95,846
1,153 (a) Lumentum Holdings, Inc 58,711
569 Methode Electronics, Inc 5,889
2,725 (a),(b) MicroVision, Inc 2,888
2,874 (a) Mirion Technologies, Inc 30,867
2,607 Motorola Solutions, Inc 1,006,432
533 Napco Security Technologies, Inc 27,689

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
3,187 NetApp, Inc $ 410,486
505 (a) Netgear, Inc 7,726
1,389 (a) Netscout Systems, Inc 25,405
829 (a) nLight, Inc 9,061
592 (a) Novanta, Inc 96,561
280 (a) OSI Systems, Inc 38,506
404 (a) PAR Technology Corp 19,024
196 PC Connection, Inc 12,583
521 (a) Plexus Corp 53,757
4,619 (a) Pure Storage, Inc 296,586
1,053 (a) Ribbon Communications, Inc 3,464
262 (a) Rogers Corp 31,600
940 (a) Sanmina Corp 62,275
463 (a) Scansource, Inc 20,516
2,874 (a) SmartRent, Inc 6,869
794 (a) Super Micro Computer, Inc 650,564
1,107 TD SYNNEX Corp 127,748
743 (a) Teledyne Technologies, Inc 288,269
3,962 (a) Trimble Inc 221,555
1,439 (a) TTM Technologies, Inc 27,960
301 (a) Turtle Beach Corp 4,316
96 Ubiquiti, Inc 13,983
1,868 (a) Viasat, Inc 23,724
4,189 (a) Viavi Solutions, Inc 28,778
2,099 Vishay Intertechnology, Inc 46,808
301 (a) Vishay Precision Group, Inc 9,162
2,801 Vontier Corp 106,998
5,297 (a) Western Digital Corp 401,354
2,215 Xerox Holdings Corp 25,738
800 (a) Zebra Technologies Corp (Class A) 247,144
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 63,795,720
TELECOMMUNICATION SERVICES - 0 .8%
422 (a) Anterix, Inc 16,707
1,827 (a),(b) AST SpaceMobile, Inc 21,211
113,835 AT&T, Inc 2,175,387
251 ATN International, Inc 5,723
378 (a) Bandwidth, Inc 6,381
772 Cogent Communications Group, Inc 43,572
1,064 (a) Consolidated Communications Holdings, Inc 4,682
2,158 (a) EchoStar Corp (Class A) 38,434
3,950 (a) Frontier Communications Parent, Inc 103,411
1,815 (a),(c) GCI Liberty, Inc 18
10,525 (a) Globalstar, Inc 11,788
987 (a) Gogo, Inc 9,495
350 IDT Corp 12,572
2,020 Iridium Communications, Inc 53,772
2,448 (a) Liberty Global Ltd 43,697
2,326 (a) Liberty Global Ltd 40,542
681 (a) Liberty Latin America Ltd (Class A) 6,544
2,483 (a) Liberty Latin America Ltd (Class C) 23,886
365 (a) Ooma, Inc 3,624
869 Shenandoah Telecom Co 14,191
319 Spok Holdings, Inc 4,724
1,775 Telephone and Data Systems, Inc 36,796
7,625 T-Mobile US, Inc 1,343,373
66,929 Verizon Communications, Inc 2,760,152
TOTAL TELECOMMUNICATION SERVICES 6,780,682
TRANSPORTATION - 1 .6%
1,148 (a) Air Transport Services Group, Inc 15,923
1,857 (a) Alaska Air Group, Inc 75,023
268 Allegiant Travel Co 13,462
141 (a),(b) Amerco, Inc 8,704

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
9,378 (a),(b) American Airlines Group, Inc $ 106,253
424 ArcBest Corp 45,402
258 Avis Budget Group, Inc 26,966
969 (a) Blade Air Mobility, Inc 3,372
1,985 CH Robinson Worldwide, Inc 174,918
767 Costamare, Inc 12,602
185 Covenant Logistics Group, Inc 9,119
31,070 CSX Corp 1,039,292
10,062 Delta Air Lines, Inc 477,341
2,188 Expeditors International Washington, Inc 273,041
3,551 FedEx Corp 1,064,732
438 (a),(b) Frontier Group Holdings, Inc 2,159
2,042 FTAI Infrastructure, Inc 17,623
497 Genco Shipping & Trading Ltd 10,591
1,990 Golden Ocean Group Ltd 27,462
1,764 (a) GXO Logistics, Inc 89,082
905 (a) Hawaiian Holdings, Inc 11,249
728 Heartland Express, Inc 8,976
2,161 (a) Hertz Global Holdings, Inc 7,628
1,010 Hub Group, Inc (Class A) 43,481
1,306 JB Hunt Transport Services, Inc 208,960
5,315 (a) JetBlue Airways Corp 32,368
6,206 (a),(b) Joby Aviation, Inc 31,651
877 (a) Kirby Corp 105,003
2,433 Knight-Swift Transportation Holdings, Inc 121,455
666 Landstar System, Inc 122,864
5,632 (a) Lyft, Inc (Class A) 79,411
796 Marten Transport Ltd 14,686
563 Matson, Inc 73,736
3,595 Norfolk Southern Corp 771,811
3,124 Old Dominion Freight Line 551,698
136 (a) PAM Transportation Services, Inc 2,362
580 (a) Radiant Logistics, Inc 3,300
1,622 (a) RXO, Inc 42,415
775 Ryder System, Inc 96,007
1,291 Safe Bulkers, Inc 7,514
425 (a) Saia, Inc 201,573
932 Schneider National, Inc 22,517
802 (a) Skywest, Inc 65,820
9,743 Southwest Airlines Co 278,747
383 (a) Sun Country Airlines Holdings, Inc 4,811
31,787 (a) Uber Technologies, Inc 2,310,279
1,488 U-Haul Holding Co 89,310
9,689 Union Pacific Corp 2,192,233
4,987 (a) United Airlines Holdings, Inc 242,667
11,578 United Parcel Service, Inc (Class B) 1,584,449
122 Universal Truckload Services, Inc 4,952
1,147 Werner Enterprises, Inc 41,097
1,710 (a) XPO, Inc 181,517
TOTAL TRANSPORTATION 13,049,614
UTILITIES - 2 .2%
11,476 AES Corp 201,633
1,097 Allete, Inc 68,398
3,722 Alliant Energy Corp 189,450
1,833 (a) Altus Power, Inc 7,185
4,249 Ameren Corp 302,146
8,480 American Electric Power Co, Inc 744,035
745 American States Water Co 54,065
3,189 American Water Works Co, Inc 411,891
2,236 Atmos Energy Corp 260,829
810 Avangrid, Inc 28,779
1,326 Avista Corp 45,893

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
1,043 Black Hills Corp $ 56,718
1,865 Brookfield Infrastructure Corp 62,776
2,251 (b) Brookfield Renewable Corp 63,883
829 (a),(b) Cadiz, Inc 2,562
934 California Water Service Group 45,290
10,119 Centerpoint Energy, Inc 313,487
358 Chesapeake Utilities Corp 38,020
545 Clearway Energy, Inc (Class A) 12,350
1,281 Clearway Energy, Inc (Class C) 31,628
4,560 CMS Energy Corp 271,457
5,356 Consolidated Edison, Inc 478,934
268 Consolidated Water Co, Inc 7,113
5,008 Constellation Energy Corp 1,002,952
13,414 Dominion Energy, Inc 657,286
3,346 DTE Energy Co 371,439
12,171 Duke Energy Corp 1,219,899
6,251 Edison International 448,884
3,424 Entergy Corp 366,368
3,872 Essential Utilities, Inc 144,542
3,168 Evergy, Inc 167,809
5,967 Eversource Energy 338,389
15,967 Exelon Corp 552,618
8,477 FirstEnergy Corp 324,415
572 Genie Energy Ltd 8,363
765 Global Water Resources, Inc 9,257
1,594 Hawaiian Electric Industries, Inc 14,378
772 Idacorp, Inc 71,912
685 MGE Energy, Inc 51,183
240 Middlesex Water Co 12,542
1,443 (a) Montauk Renewables, Inc 8,225
1,427 National Fuel Gas Co 77,329
1,561 New Jersey Resources Corp 66,717
32,828 NextEra Energy, Inc 2,324,551
6,256 NiSource, Inc 180,235
666 Northwest Natural Holding Co 24,049
812 NorthWestern Corp 40,665
3,514 NRG Energy, Inc 273,600
3,276 OGE Energy Corp 116,953
919 ONE Gas, Inc 58,678
846 Ormat Technologies, Inc 60,658
743 Otter Tail Corp 65,079
33,242 (e) PG&E Corp 580,405
1,897 Pinnacle West Capital Corp 144,893
1,358 PNM Resources, Inc 50,192
1,712 Portland General Electric Co 74,027
11,333 PPL Corp 313,357
7,737 Public Service Enterprise Group, Inc 570,217
250 (a) Pure Cycle Corp 2,388
191 RGC Resources, Inc 3,906
9,914 Sempra Energy 754,059
505 SJW Corp 27,381
17,272 Southern Co 1,339,789
1,078 Southwest Gas Holdings Inc 75,870
880 Spire, Inc 53,442
1,678 (a),(b) Sunnova Energy International, Inc 9,363
3,105 UGI Corp 71,105
537 Unitil Corp 27,811
5,563 Vistra Corp 478,307
5,239 WEC Energy Group, Inc 411,052
9,168 Xcel Energy, Inc 489,663

Stock Index Fund June 30, 2024

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
203 York Water Co $ 7,529
TOTAL UTILITIES 18,242,253
TOTAL COMMON STOCKS 832,563,336
(Cost $225,843,353)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
MATERIALS - 0 .0%
549 (c) Danimer Scientific, Inc 05/03/29 6
TOTAL MATERIALS 6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
735 (c) AstraZeneca plc 02/20/29 228
854 (c) Chinook Therapeutics, Inc 8
145 (c) Tobira Therapeutics, Inc 9
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 245
TOTAL RIGHTS/WARRANTS 251
(Cost $237)
TOTAL LONG-TERM INVESTMENTS 832,563,587
(Cost $225,843,590)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0 .7%
$ 5,087,000 Federal Home Loan Bank (FHLB) 0 .000% 07/01/24 5,084,777
1,250,000 FHLB 0 .000 07/19/24 1,246,175
TOTAL GOVERNMENT AGENCY DEBT 6,330,952
TOTAL SHORT-TERM INVESTMENTS 6,330,952
(Cost $6,333,706)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
840,778 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .330 (g) 840,778
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 840,778
(Cost $840,778)
TOTAL INVESTMENTS - 100.2% 839,735,317
(Cost $233,018,074)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (1,826,706)
NET ASSETS - 100.0% $ 837,908,611
REIT Real Estate Investment Trust
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,054,185.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.

See Notes to Financial Statements
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 22 09/20/24  $ 6,083,983 $ 6,073,650 $ (10,333)

Statement of Assets and Liabilities
See Notes to Financial Statements

June 30, 2024 (Unaudited)
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
ASSETS
Affiliated investments, at value
‡
$ 66,649,042 $ – $ – $ –
Long-term investments, at value
*†
– 191,305,519 209,300,256 178,589,388
Short-term investments, at value
#
– 4,100,927 1,326,420 1,665,272
Investments purchased with collateral from securities lending, at value (cost approximates value) – 1,404,373 – 735,282
Cash – – – 223
Cash denominated in foreign currencies
^
– – – –
Cash collateral at brokers for investments in futures contracts – – – –
Cash collateral at brokers for investments in mortgage dollar rolls – 1,960,000 – –
Receivables:
Dividends – 1,056 56,439 16,301
Interest – 1,711,096 – –
Investments sold 487,047 83,097 20,380,004 –
Reclaims – – 5,407 5,571
Reimbursement from Adviser 12,706 30,085 23,440 21,940
Shares sold 10,275 184,591 1,893 908
Variation margin on futures contracts – – – –
Unrealized appreciation on forward foreign currency contracts – 254 – –
Other 7,873 73,044 62,807 30,296
Total assets 67,166,943 200,854,042 231,156,666 181,065,181
LIABILITIES
Due to affiliates 4,032 4,340 4,290 4,249
Cash overdraft 105,884 651 1,902 –
Payables:
Management fees 5,499 49,194 77,761 65,269
Collateral from securities lending – 1,404,373 – 735,282
Capital gain taxes – – – –
Investments purchased - regular settlement 315,112 108 19,685,880 –
Shares redeemed 601 28,605 580,693 780,688
Variation margin on futures contracts – – – –
Accrued expenses:
Custodian fees 1,836 29,601 3,670 6,538
Professional fees 6,984 19,932 12,455 12,302
Shareholder reporting expenses 744 6,469 3,988 3,693
Shareholder servicing agent fees 329 352 428 382
Trustees fees 6,758 75,411 53,124 32,339
Total liabilities 447,779 1,619,036 20,424,191 1,640,742
Net assets $ 66,719,164 $ 199,235,006 $ 210,732,475 $ 179,424,439
NET ASSETS CONSIST OF:
Paid-in capital $ 65,309,797 $ 219,027,948 $ 105,453,092 $ 82,624,825
Total distributable earnings (loss) 1,409,367 (19,792,942) 105,279,383 96,799,614
Net assets $ 66,719,164 $ 199,235,006 $ 210,732,475 $ 179,424,439
Shares outstanding 5,196,576 21,696,583 9,716,282 8,474,017
Net asset value per share $12.84 $9.18 $21.69 $21.17
*
Includes securities loaned of $ – $ 1,383,389 $ – $ 727,485
‡
Affiliated investments, cost $ 55,146,655 $ – $ – $ –
†
Long-term investments, cost $ – $ 204,219,598 $ 127,047,079 $ 80,625,439
#
Short-term investments, cost $ – $ 4,102,706 $ 1,327,000 $ 1,666,000
^
Cash denominated in foreign currencies, cost $ – $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

22.5
International Equity
22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ – $ – $ – $ – $ – $ –
146,845,281 94,227,160 82,668,244 – 61,137,433 64,490,347 832,563,587
345,849 1,185,482 298,869 137,906,477 2,620,854 979,572 6,330,952
– – – – – 179,800 840,778
– – – – – 761 338
214,512 – – – – – –
– 3,788 – – – 22 –
– – – – – – –
56,232 47,350 48,736 – 218,034 54,494 451,731
– – – 211,227 – – –
– 85,307 3,378,357 – – 6,204,883 7,658,126
370,004 – 194 – – – –
18,773 12,435 13,721 17,857 13,672 11,710 74,791
146,930 – 160,329 900,136 2,618 31,396 1,369
– – – – – 2,205 –
– – – – – – –
63,087 24,856 44,251 2,297 55,813 36,198 377,429
148,060,668 95,586,378 86,612,701 139,037,994 64,048,424 71,991,388 848,299,101
4,205 4,112 4,094 4,203 4,084 4,063 5,447
1,739 5,593 1,916 2,334 1,955 – –
60,833 11,642 30,675 10,694 25,610 24,603 41,073
– – – – – 179,800 840,778
22,505 – – – – – –
– – 3,613,310 4,913,732 133,166 6,190,886 7,258,497
90,923 219,722 196,204 3,340 111,118 113,599 1,779,252
– 5,630 – – – – 26,950
11,823 4,377 9,151 10,507 3,463 8,198 6,230
16,963 9,484 12,456 9,969 12,945 11,326 17,875
5,342 2,208 2,224 7,587 2,231 2,271 13,376
361 382 334 271 332 284 691
59,764 27,777 40,398 4,664 51,231 33,667 400,321
274,458 290,927 3,910,762 4,967,301 346,135 6,568,697 10,390,490
$ 147,786,210 $ 95,295,451 $ 82,701,939 $ 134,070,693 $ 63,702,289 $ 65,422,691 $ 837,908,611
$ 118,037,857 $ 43,775,656 $ 41,932,616 $ 134,068,076 $ 40,417,519 $ 47,418,483 $ 189,078,130
29,748,353 51,519,795 40,769,323 2,617 23,284,770 18,004,208 648,830,481
$ 147,786,210 $ 95,295,451 $ 82,701,939 $ 134,070,693 $ 63,702,289 $ 65,422,691 $ 837,908,611
14,806,614 4,560,018 4,129,081 134,052,020 4,810,835 4,501,966 18,846,324
$9.98 $20.90 $20.03 $1.00 $13.24 $14.53 $44.46
$ 1,370,889 $ – $ – $ – $ – $ 368,686 $ 2,054,185
$ – $ – $ – $ – $ – $ – $ –
$ 108,750,197 $ 56,474,490 $ 51,205,580 $ – $ 38,316,615 $ 52,630,974 $ 225,843,590
$ 346,000 $ 1,186,000 $ 299,000 $ 137,906,477 $ 2,622,000 $ 980,000 $ 6,333,706
$ 214,546 $ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements

Six Months Ended June 30, 2024 (Unaudited)
22.1
Balanced
22.2
Core Bond
22.3
Core Equity
22.4
Growth Equity
22.5
International
Equity
INVESTMENT INCOME
Affiliated income $ – $ – $ 7,315 $ 11,124 $ 7,930
Dividends – 2,111 1,345,375 521,209 2,779,792
Interest 1,272 4,712,937 19,912 54,049 35,157
Securities lending income, net – 10,582 – 79 2,654
Tax withheld – (121) – (15,415) (322,905)
Total investment income 1,272 4,725,509 1,372,602 571,046 2,502,628
EXPENSES
Management fees 33,311 296,073 446,952 380,460 358,836
Shareholder servicing agent fees 821 1,048 1,233 1,079 1,003
Administrative service fees 11,068 11,895 11,837 11,706 11,572
Trustees fees 5,488 16,083 15,805 13,788 11,478
Custodian expenses 3,649 59,924 7,544 10,703 22,798
Overdraft expense 947 1,237 630 281 167
Professional fees 6,952 18,148 12,013 12,794 16,118
Shareholder reporting expenses 13,076 31,590 16,588 26,796 25,350
Other 7,678 13,106 11,827 8,852 14,096
Total expenses 82,990 449,104 524,429 466,459 461,418
Expenses reimbursed by the investment adviser (48,703) (101,856) (16,965) (26,488) (30,599)
Net expenses 34,287 347,248 507,464 439,971 430,819
Net investment income (loss) (33,015) 4,378,261 865,138 131,075 2,071,809
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – (2,254,093) 14,228,078 3,035,651 (295,402)
Affiliated investments 1,080,292 – – – –
Futures contracts – (5,739) – – –
Swaps contracts – (785,835) – – –
Foreign currency transactions 99 16,861 27 (2,377) (22,067)
Net realized gain (loss) 1,080,391 (3,028,806) 14,228,105 3,033,274 (317,469)
Change in unrealized appreciation (depreciation) on:
Investments
‡
– (1,338,626) 20,374,515 25,476,450 9,235,772
Affiliated investments 3,127,745 – – – –
Futures contracts – – – – –
Forward foreign currency contracts – 3,244 – – –
Swaps contracts – 625,829 – – –
Foreign currency translations – (68) (293) (157) (15,157)
Net change in unrealized appreciation (depreciation) 3,127,745 (709,621) 20,374,222 25,476,293 9,220,615
Net realized and unrealized gain (loss) 4,208,136 (3,738,427) 34,602,327 28,509,567 8,903,146
Net increase (decrease) in net assets from operations $ 4,175,121 $ 639,834 $ 35,467,465 $ 28,640,642 $ 10,974,955
‡
Net of change in unrealized foreign capital gains
taxes $ – $ – $ – $ – $ (22,504)

See Notes to Financial Statements

22.6
Large Cap
Responsible Equity
22.7
Large Cap Value
22.8
Money Market
22.9
Real Estate
Securities Select
23.01
Small Cap Equity
23.01
Stock Index
$ – $ 1,649 $ – $ 4,881 $ – $ –
640,966 840,961 – 1,040,636 388,701 5,348,015
27,030 7,276 3,460,184 19,736 26,573 95,506
(63,936) – – – 425 33,918
(837) (5,171) – – (2,010) (1,258)
603,223 844,715 3,460,184 1,065,253 413,689 5,476,181
68,686 184,972 64,360 159,780 148,766 241,577
973 857 790 814 718 2,631
11,313 11,263 11,543 11,197 11,172 14,990
7,422 6,622 10,352 5,365 5,255 65,116
8,625 17,302 26,357 6,721 13,484 10,944
169 110 – 1,842 495 1,186
9,558 11,856 8,774 12,154 11,360 34,845
17,279 15,110 25,133 14,677 14,287 104,479
5,606 7,998 6,408 9,776 9,390 13,563
129,631 256,090 153,717 222,326 214,927 489,331
(28,695) (42,197) (56,631) (38,299) (42,993) (125,751)
100,936 213,893 97,086 184,027 171,934 363,580
502,287 630,822 3,363,098 881,226 241,755 5,112,601
7,785,372 2,928,115 51 (89,781) 4,877,055 21,326,031
– – – – – –
73,277 – – – (29,412) 490,057
– – – – – –
352 31 120 155 (490) 1,748
7,859,001 2,928,146 171 (89,626) 4,847,153 21,817,836
1,794,009 3,517,329 – (2,930,978) (923,590) 75,745,570
– – – – – –
(20,592) – – – 14,730 (155,552)
– – – – – –
– – – – – –
– (6) – – – –
1,773,417 3,517,323 – (2,930,978) (908,860) 75,590,018
9,632,418 6,445,469 171 (3,020,604) 3,938,293 97,407,854
$ 10,134,705 $ 7,076,291 $ 3,363,269 $ (2,139,378) $ 4,180,048 $ 102,520,455
$ – $ – $ – $ – $ – $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

22.1
Balanced
22.2
Core Bond
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ (33,015) $ 1,360,539 $ 4,378,261 $ 7,992,808
Net realized gain (loss) 1,080,391 1,480,779 (3,028,806) (5,658,661)
Net change in unrealized appreciation (depreciation) 3,127,745 6,543,562 (709,621) 9,460,616
Net increase (decrease) in net assets from operations 4,175,121 9,384,880 639,834 11,794,763
Distributions to shareholders – (3,335,427) – (5,989,908)
Total distributions – (3,335,427) – (5,989,908)
FUND SHARE TRANSACTIONS
Subscriptions 1,080,543 2,931,563 10,225,358 14,180,765
Reinvestments of distributions – 3,334,803 – 5,989,731
Redemptions (6,417,494) (6,448,302) (12,524,633) (16,335,461)
Net increase (decrease) from Fund share transactions (5,336,951) (181,936) (2,299,275) 3,835,035
Net increase (decrease) in net assets (1,161,830) 5,867,517 (1,659,441) 9,639,890
Net assets at the beginning of period 67,880,994 62,013,477 200,894,447 191,254,557
Net assets at the end of period $ 66,719,164 $ 67,880,994 $ 199,235,006 $ 200,894,447

See Notes to Financial Statements

22.3
Core Equity
22.4
Growth Equity
22.5
International Equity
22.6
Large Cap Responsible Equity
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
$ 865,138 $ 1,708,096 $ 131,075 $ 438,195 $ 2,071,809 $ 3,181,494 $ 502,287 $ 1,392,034
14,228,105 7,108,907 3,033,274 1,941,870 (317,469) (6,230,576) 7,859,001 4,492,613
20,374,222 38,560,207 25,476,293 49,457,586 9,220,615 22,925,552 1,773,417 10,880,570
35,467,465 47,377,210 28,640,642 51,837,651 10,974,955 19,876,470 10,134,705 16,765,217
– (37,697,754) – (363,656) – (2,790,012) – (3,496,765)
– (37,697,754) – (363,656) – (2,790,012) – (3,496,765)
8,003,431 10,828,379 7,531,806 15,169,719 6,062,146 13,275,221 2,785,633 4,183,682
– 37,694,834 – 363,656 – 2,790,012 – 3,496,296
(16,456,352) (22,365,439) (14,217,000) (23,907,405) (8,913,974) (15,028,324) (6,593,354) (9,017,542)
(8,452,921) 26,157,774 (6,685,194) (8,374,030) (2,851,828) 1,036,909 (3,807,721) (1,337,564)
27,014,544 35,837,230 21,955,448 43,099,965 8,123,127 18,123,367 6,326,984 11,930,888
183,717,931 147,880,701 157,468,991 114,369,026 139,663,083 121,539,716 88,968,467 77,037,579
$ 210,732,475 $ 183,717,931 $ 179,424,439 $ 157,468,991 $ 147,786,210 $ 139,663,083 $ 95,295,451 $ 88,968,467

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

(continued)
(continued)
Statement of Changes in Net Assets
(continued)
22.7
Large Cap Value
22.8
Money Market
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
OPERATIONS
Net investment income (loss) $ 630,822 $ 1,306,783 $ 3,363,098 $ 6,386,477
Net realized gain (loss) 2,928,146 5,446,885 171 1,705
Net change in unrealized appreciation (depreciation) 3,517,323 3,618,546 – –
Net increase (decrease) in net assets from operations 7,076,291 10,372,214 3,363,269 6,388,182
Distributions to shareholders – (2,412,597) (3,363,218) (6,386,477)
Total distributions – (2,412,597) (3,363,218) (6,386,477)
FUND SHARE TRANSACTIONS
Subscriptions 4,668,658 8,886,382 51,407,797 72,270,512
Reinvestments of distributions – 2,412,256 3,363,218 6,386,477
Redemptions (9,448,377) (16,368,582) (52,609,148) (80,675,892)
Net increase (decrease) from Fund share transactions (4,779,719) (5,069,944) 2,161,867 (2,018,903)
Net increase (decrease) in net assets 2,296,572 2,889,673 2,161,918 (2,017,198)
Net assets at the beginning of period 80,405,367 77,515,694 131,908,775 133,925,973
Net assets at the end of period $ 82,701,939 $ 80,405,367 $ 134,070,693 $ 131,908,775

See Notes to Financial Statements

22.9
Real Estate Securities Select
23.01
Small Cap Equity
23.01
Stock Index
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
Unaudited
Six Months Ended
6/30/24
Year Ended
12/31/23
$ 881,226 $ 1,872,482 $ 241,755 $ 515,740 $ 5,112,601 $ 11,307,344
(89,626) (1,764,915) 4,847,153 854,954 21,817,836 12,802,458
(2,930,978) 7,596,254 (908,860) 9,086,960 75,590,018 139,733,401
(2,139,378) 7,703,821 4,180,048 10,457,654 102,520,455 163,843,203
– (1,778,359) – (1,997,008) – (17,015,717)
– (1,778,359) – (1,997,008) – (17,015,717)
2,655,573 6,401,008 4,942,430 7,643,450 14,232,237 29,743,404
– 1,778,220 – 1,997,008 – 17,015,717
(7,267,163) (14,774,347) (9,274,342) (10,193,294) (54,391,563) (71,258,660)
(4,611,590) (6,595,119) (4,331,912) (552,836) (40,159,326) (24,499,539)
(6,750,968) (669,657) (151,864) 7,907,810 62,361,129 122,327,947
70,453,257 71,122,914 65,574,555 57,666,745 775,547,482 653,219,535
$ 63,702,289 $ 70,453,257 $ 65,422,691 $ 65,574,555 $ 837,908,611 $ 775,547,482

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.1
Balanced
6/30/24
#
$ 12.07 $ (0.01) $ 0.78 $ 0.77 $ — $ — $ — $ 12.84
12/31/23 11.01 0.25 1.44 1.69 (0.30) (0.33) (0.63) 12.07
12/31/22 14.29 0.20 (2.60) (2.40) (0.33) (0.55) (0.88) 11.01
12/31/21 13.57 0.22 1.10 1.32 (0.26) (0.34) (0.60) 14.29
12/31/20 12.45 0.26 1.45 1.71 (0.26) (0.33) (0.59) 13.57
12/31/19 10.94 0.25 1.79 2.04 (0.26) (0.27) (0.53) 12.45
22.2
Core Bond
6/30/24
#
9.15 0.20 (0.17) 0.03 — — — 9.18
12/31/23 8.89 0.37 0.17 0.54 (0.28) — (0.28) 9.15
12/31/22 10.56 0.27 (1.67) (1.40) (0.21) (0.06) (0.27) 8.89
12/31/21 11.10 0.22 (0.33) (0.11) (0.25) (0.18) (0.43) 10.56
12/31/20 10.59 0.27 0.56 0.83 (0.32) — (0.32) 11.10
12/31/19 9.96 0.32 0.62 0.94 (0.31) — (0.31) 10.59
22.3
Core Equity
6/30/24
#
18.12 0.09 3.48 3.57 — — — 21.69
12/31/23 17.53 0.19 5.08 5.27 (0.23) (4.45) (4.68) 18.12
12/31/22 26.06 0.23 (6.11) (5.88) (0.17) (2.48) (2.65) 17.53
12/31/21 21.40 0.15 5.19 5.34 (0.19) (0.49) (0.68) 26.06
12/31/20 18.82 0.18 3.49 3.67 (0.25) (0.84) (1.09) 21.40
12/31/19 15.54 0.24 4.35 4.59 (0.19) (1.12) (1.31) 18.82
22.4
Growth Equity
6/30/24
#
17.89 0.02 3.26 3.28 — — — 21.17
12/31/23 12.25 0.05 5.63 5.68 (0.04) — (0.04) 17.89
12/31/22 20.88 0.04 (6.92) (6.88) — (1.75) (1.75) 12.25
12/31/21 21.88 (0.02) 3.55 3.53 (0.06) (4.47) (4.53) 20.88
12/31/20 16.38 0.04 6.92 6.96 (0.06) (1.40) (1.46) 21.88
12/31/19 13.73 0.06 4.05 4.11 (0.07) (1.39) (1.46) 16.38
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.
f
The Fund’s expenses do not include the expenses of the Underlying Funds related to the Balanced Fund.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
f
Net
Expenses
f
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
Portfolio
Turnover
Rate Excluding
Mortgage
Dollar Rolls
6.38% $ 66,719 0.25%
c
0.10%
c
(0.10) %
c
5% 5%
15.77 67,881 0.21 0.10 2.13 15 15
(16.59) 62,013 0.21 0.10 1.63 18 18
9.78 81,075 0.18 0.10 1.52 16 16
14.16 74,157 0.18 0.10 2.06 28 28
18.81 68,825 0.20 0.10 2.07 19 19
0.33 199,235 0.45
c
0.35
c
4.43
c
44 38
6.27 200,894 0.42 0.35 4.13 75 72
(13.21) 191,255 0.42 0.35 2.90 181 104
(0.99) 230,014 0.42 0.35 2.03 258 89
7.86 217,823 0.37 0.35 2.52 154 91
9.48 203,001 0.37 0.35 3.04 117 111
19.70 210,732 0.53
c
0.51
c
0.87
c
23 23
32.93 183,718 0.53 0.51 1.02 46 46
(22.24) 147,881 0.54 0.52 1.07 123 123
25.17 210,649 0.52 0.52 0.63 63 63
20.44 177,154 0.54 0.52 0.95 64 64
30.10 160,225 0.55 0.52 1.35 63 63
18.33 179,424 0.55
c
0.52
c
0.15
c
12 12
46.42 157,469 0.53 0.52 0.32 46 46
(32.92) 114,369 0.56 0.52 0.27 52 52
16.16 177,066 0.52 0.52 (0.09) 56 56
43.97 166,435 0.54 0.52 0.22 120 120
30.73 117,939 0.57 0.52 0.39 108 108

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.5
International Equity
6/30/24
#
$ 9 .24 $ 0 .14 $ 0 .60 $ 0 .74 $ — $ — $ — $ 9 .98
12/31/23 8 .11 0 .21 1 .11 1 .32 ( 0 .19 ) — ( 0 .19 ) 9 .24
12/31/22 10 .11 0 .21 ( 1 .94 ) ( 1 .73 ) ( 0 .27 ) — ( 0 .27 ) 8 .11
12/31/21 9 .22 0 .27 0 .73 1 .00 ( 0 .11 ) — ( 0 .11 ) 10 .11
12/31/20 8 .12 0 .12 1 .11 1 .23 ( 0 .13 ) — ( 0 .13 ) 9 .22
12/31/19 7 .07 0 .14 1 .45 1 .59 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 8 .12
22.6
Large Cap Responsible Equity
6/30/24
#
18 .72 0 .14 2 .04 2 .18 — — — 20 .90
12/31/23 15 .98 0 .29 3 .20 3 .49 ( 0 .25 ) ( 0 .50 ) ( 0 .75 ) 18 .72
12/31/22 22 .74 0 .26 ( 4 .50 ) ( 4 .24 ) ( 0 .24 ) ( 2 .28 ) ( 2 .52 ) 15 .98
12/31/21 18 .67 0 .23 4 .64 4 .87 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 22 .74
12/31/20 16 .75 0 .23 3 .00 3 .23 ( 0 .27 ) ( 1 .04 ) ( 1 .31 ) 18 .67
12/31/19 14 .98 0 .29 4 .18 4 .47 ( 0 .28 ) ( 2 .42 ) ( 2 .70 ) 16 .75
22.7
Large Cap Value
6/30/24
#
18 .38 0 .15 1 .50 1 .65 — — — 20 .03
12/31/23 16 .60 0 .29 2 .04 2 .33 ( 0 .29 ) ( 0 .26 ) ( 0 .55 ) 18 .38
12/31/22 19 .02 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .23 ) ( 0 .73 ) ( 0 .96 ) 16 .60
12/31/21 15 .20 0 .21 3 .85 4 .06 ( 0 .24 ) — ( 0 .24 ) 19 .02
12/31/20 14 .92 0 .25 0 .30 0 .55 ( 0 .27 ) — ( 0 .27 ) 15 .20
12/31/19 12 .40 0 .26 3 .21 3 .47 ( 0 .26 ) ( 0 .69 ) ( 0 .95 ) 14 .92
22.8
Money Market
6/30/24
#
1 .00 0 .03 — 0 .03 ( 0 .03 ) — ( 0 .03 ) 1 .00
12/31/23 1 .00 0 .05 0 .00
d
0 .05 ( 0 .05 ) — ( 0 .05 ) 1 .00
12/31/22 1 .00 0 .02 ( 0 .01 ) 0 .01 ( 0 .01 ) — ( 0 .01 ) 1 .00
12/31/21 1 .00 — — — — — — 1 .00
12/31/20 1 .00 0 .00
d
— 0 .00
d
0 .00
d
— 0 .00
d
1 .00
12/31/19 1 .00 0 .02 — 0 .02 ( 0 .02 ) — ( 0 .02 ) 1 .00
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
8 .01% $ 147,786 0 .64%
c
0 .60%
c
2 .89%
c
6%
16 .41 139,663 0 .61 0 .60 2 .41 21
( 16 .70 ) 121,540 0 .63 0 .60 2 .50 23
10 .84 143,490 0 .61 0 .60 2 .71 22
15 .34 122,446 0 .64 0 .60 1 .52 88
23 .07 107,619 0 .71 0 .60 1 .75 108
11 .65 95,295 0 .28
c
0 .22
c
1 .38
c
34
22 .41 88,968 0 .29 0 .22 1 .69 27
( 17 .83 ) 77,038 0 .29 0 .22 1 .37 20
26 .35 102,130 0 .26 0 .22 1 .09 31
20 .47 81,812 0 .30 0 .22 1 .38 29
31 .38 70,890 0 .31 0 .22 1 .75 27
8 .98 82,702 0 .62
c
0 .52
c
1 .53
c
11
14 .30 80,405 0 .60 0 .52 1 .70 25
( 7 .10 ) 77,516 0 .60 0 .52 1 .55 23
26 .85 91,789 0 .58 0 .52 1 .19 27
4 .01 73,829 0 .61 0 .52 1 .85 30
28 .66 75,101 0 .62 0 .52 1 .87 19
2 .63 134,071 0 .24
c
0 .15
c
5 .23
c
—
5 .02 131,909 0 .20 0 .15 4 .91 —
1 .46 133,926 0 .21 0 .15 1 .55 —
0 .00 96,930 0 .22 0 .06 0 .00 —
0 .41 115,039 0 .20 0 .14 0 .37 —
2 .09 105,806 0 .23 0 .15 2 .06 —

Financial Highlights
(continued)
See Notes to Financial Statements

Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
22.9
Real Estate Securities Select
6/30/24
#
$ 13 .65 $ 0 .18 $ ( 0 .59 ) $ ( 0 .41 ) $ — $ — $ — $ 13 .24
12/31/23 12 .54 0 .35 1 .10 1 .45 ( 0 .34 ) — ( 0 .34 ) 13 .65
12/31/22 19 .94 0 .33 ( 6 .04 ) ( 5 .71 ) ( 0 .25 ) ( 1 .44 ) ( 1 .69 ) 12 .54
12/31/21 14 .53 0 .23 5 .48 5 .71 ( 0 .26 ) ( 0 .04 ) ( 0 .30 ) 19 .94
12/31/20 15 .60 0 .27 ( 0 .17 ) 0 .10 ( 0 .34 ) ( 0 .83 ) ( 1 .17 ) 14 .53
12/31/19 12 .31 0 .27 3 .58 3 .85 ( 0 .29 ) ( 0 .27 ) ( 0 .56 ) 15 .60
23.01
Small Cap Equity
6/30/24
#
13 .63 0 .05 0 .85 0 .90 — — — 14 .53
12/31/23 11 .89 0 .11 2 .05 2 .16 ( 0 .11 ) ( 0 .31 ) ( 0 .42 ) 13 .63
12/31/22 17 .52 0 .11 ( 3 .05 ) ( 2 .94 ) ( 0 .08 ) ( 2 .61 ) ( 2 .69 ) 11 .89
12/31/21 14 .11 0 .07 3 .42 3 .49 ( 0 .08 ) — ( 0 .08 ) 17 .52
12/31/20 13 .13 0 .06 1 .46 1 .52 ( 0 .10 ) ( 0 .44 ) ( 0 .54 ) 14 .11
12/31/19 12 .41 0 .12 2 .71 2 .83 ( 0 .08 ) ( 2 .03 ) ( 2 .11 ) 13 .13
23.01
Stock Index
6/30/24
#
39 .17 0 .26 5 .03 5 .29 — — — 44 .46
12/31/23 31 .88 0 .57 7 .58 8 .15 ( 0 .53 ) ( 0 .33 ) ( 0 .86 ) 39 .17
12/31/22 41 .02 0 .52 ( 8 .44 ) ( 7 .92 ) ( 0 .47 ) ( 0 .75 ) ( 1 .22 ) 31 .88
12/31/21 33 .13 0 .46 8 .00 8 .46 ( 0 .47 ) ( 0 .10 ) ( 0 .57 ) 41 .02
12/31/20 28 .02 0 .44 5 .28 5 .72 ( 0 .48 ) ( 0 .13 ) ( 0 .61 ) 33 .13
12/31/19 21 .94 0 .50 6 .21 6 .71 ( 0 .43 ) ( 0 .20 ) ( 0 .63 ) 28 .02
#
Unaudited
††
Total returns for the shares of the Funds do not include the effect of expenses attributable to the variable annuity or variable life insurance product; if they did, returns for the shares of the Funds would have been lower.
a
Based on average shares outstanding.
b
Total returns are not annualized.
c
Percentage is annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to Financial
Statements, when applicable.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
††,b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
( 3 .00 ) % $ 63,702 0 .70%
c
0 .58%
c
2 .76%
c
10%
12 .01 70,453 0 .65 0 .57 2 .76 9
( 28 .62 ) 71,123 0 .63 0 .57 2 .09 33
39 .53 108,168 0 .61 0 .57 1 .37 38
1 .27 80,816 0 .62 0 .57 1 .86 44
31 .33 84,977 0 .63 0 .57 1 .83 35
6 .60 65,423 0 .66
c
0 .53
c
0 .75
c
39
18 .65 65,575 0 .64 0 .53 0 .86 80
( 15 .63 ) 57,667 0 .66 0 .53 0 .78 73
24 .76 74,964 0 .62 0 .53 0 .44 78
12 .80 60,254 0 .69 0 .53 0 .55 97
23 .72 53,609 0 .72 0 .53 0 .88 124
13 .51 837,909 0 .12
c
0 .09
c
1 .27
c
1
25 .91 775,547 0 .08 0 .08 1 .60 1
( 19 .18 ) 653,220 0 .09 0 .09 1 .48 2
25 .63 833,428 0 .08 0 .08 1 .22 3
20 .76 678,732 0 .09 0 .09 1 .58 3
30 .81 584,156 0 .10 0 .09 1 .94 3

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is June 30, 2024, and the period covered by these Notes to
Financial Statements is the six months ended June 30, 2024 (the "current fiscal period").
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board of Trustees ("Board"), all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
The tax character of Fund distributions for a fiscal year is dependent upon the amount and tax character of distributions received from securities held in the Funds’ portfolios. Distributions received from certain securities in which the Real Estate Securities Select invest, most notably real estate investment trust (“REIT”) securities, may be characterized for tax purposes as ordinary income, long-term capital gain and/or a return of capital. The issuer of a security reports the tax character of its distributions only once per year, generally during the first two months of the calendar year for the previous year. The distribution is included in the Fund’s ordinary income until such time the Fund is notified by the issuer of the actual tax character. For the current fiscal period, dividend income, net realized gain (loss) and unrealized appreciation (depreciation) recognized on the Statement of Operations reflect the amounts of ordinary income, capital gain, and/or return of capital as reported by the issuers of such securities as of the prior calendar year end.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
New Name Former Name Short Name
Nuveen Life Balanced Fund TIAA-CREF Life Balanced Fund Balanced
Nuveen Life Core Bond Fund TIAA-CREF Life Core Bond Fund Core Bond
Nuveen Life Core Equity Fund TIAA-CREF Life Growth & Income Fund Core Equity
Nuveen Life Growth Equity Fund TIAA-CREF Life Growth Equity Fund Growth Equity
Nuveen Life International Equity Fund TIAA-CREF Life International Equity Fund International Equity
Nuveen Life Large Cap Responsible Equity Fund TIAA-CREF Life Social Choice Equity Fund Large Cap Responsible Equity
Nuveen Life Large Cap Value Fund TIAA-CREF Life Large-Cap Value Fund Large Cap Value
Nuveen Life Money Market Fund TIAA-CREF Life Money Market Fund Money Market
Nuveen Life Real Estate Securities Select Fund TIAA-CREF Life Real Estate Securities Fund Real Estate Securities Select
Nuveen Life Small Cap Equity Fund TIAA-CREF Life Small-Cap Equity Fund Small Cap Equity
Nuveen Life Stock Index Fund TIAA-CREF Life Stock Index Fund Stock Index
1 1 1

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the
Adviser, subject to the oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Notes to Financial Statements
(Unaudited) (continued)

A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Swap contracts are marked-to-market daily based upon a price supplied by pricing services. Swaps are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Balanced
Registered investment companies $66,649,042 $— $— $66,649,042
Total $66,649,042 $— $— $66,649,042
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Core Bond
Long-Term Investments
:
Bank loan obligations $— $3,018,573 $— $3,018,573
Corporate bonds — 68,674,014 — 68,674,014
Government bonds — 92,627,897 — 92,627,897
Structured assets — 26,917,175 — 26,917,175
Preferred stocks 67,860 — — 67,860
Short-Term Investments
:
Government agency debt — 4,100,927 — 4,100,927
Investments purchased with collateral from securities lending 1,404,373 — — 1,404,373
Investments in Derivatives
:
Forward foreign currency contracts* — 254 — 254
Total $1,472,233 $195,338,840 $— $196,811,073
1 1 1 1 1
Core Equity
Long-Term Investments
:
Common stocks $209,300,256 $— $— $209,300,256
Short-Term Investments
:
Government agency debt — 1,326,420 — 1,326,420
Total $209,300,256 $1,326,420 $— $210,626,676
1 1 1 1 1
Growth Equity
Long-Term Investments
:
Common stocks $168,346,911 $10,242,477 $— $178,589,388
Short-Term Investments
:
Government agency debt — 1,665,272 — 1,665,272
Investments purchased with collateral from securities lending 735,282 — — 735,282
Total $169,082,193 $11,907,749 $— $180,989,942
1 1 1 1 1
International Equity
Long-Term Investments
:
Common stocks $12,667,655 $134,177,626 $— $146,845,281
Short-Term Investments
:
Government agency debt — 345,849 — 345,849
Total $12,667,655 $134,523,475 $— $147,191,130
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $94,227,160 $— $— $94,227,160
Short-Term Investments
:
Government agency debt — 1,185,482 — 1,185,482
Investments in Derivatives
:
Futures contracts* (3,486) — — (3,486)
Total $94,223,674 $1,185,482 $— $95,409,156
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $82,668,084 $— $160 $82,668,244
Short-Term Investments
:
Government agency debt — 298,869 — 298,869
Total $82,668,084 $298,869 $160 $82,967,113
1 1 1 1 1
Money Market
Short-Term Investments:
Government agency debt $ — $ 20,215,935 $ — $ 20,215,935
Repurchase agreement — 66,414,000 — 66,414,000
Treasury debt — 28,416,693 — 28,416,693
Treasury inflation protected securities — 329,857 — 329,857
Variable rate securities — 22,529,992 — 22,529,992
Total $— $137,906,477 $— $137,906,477
1 1 1 1 1
Real Estate Securities Select
Long-Term Investments
:
Common stocks $61,137,433 $— $— $61,137,433
Short-Term Investments
:
Government agency debt — 2,620,854 — 2,620,854
Total $61,137,433 $2,620,854 $— $63,758,287
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)

4. Portfolio Securities
Mortgage Dollar Roll Transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the
Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the
Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
Small Cap Equity
Long-Term Investments
:
Common stocks $64,490,347 $— $— $64,490,347
Short-Term Investments
:
Government agency debt — 979,572 — 979,572
Investments purchased with collateral from securities lending 179,800 — — 179,800
Investments in Derivatives
:
Futures contracts* 15,925 — — 15,925
Total $64,686,072 $979,572 $— $65,665,644
1 1 1 1 1
Stock Index
Long-Term Investments
:
Common stocks $832,559,006 $— $4,330 $832,563,336
Rights/Warrants — — 251 251
Short-Term Investments
:
Government agency debt — 6,330,952 — 6,330,952
Investments purchased with collateral from securities lending 840,778 — — 840,778
Investments in Derivatives
:
Futures contracts* (10,333) — — (10,333)
Total $833,389,451 $6,330,952 $4,581 $839,724,984
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Money Market Fixed Income Clearing Corporation $ 66,414,000 $ (67,742,367)

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund (other than the Money Market ) is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
Aggregate Value of Securities on Loan
Fund
Equity
Securities
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Growth Equity $727,485 $– $735,282 $– $735,282
Small Cap Equity 368,686 – 179,800 198,191 377,991
Stock Index 2,054,184 – 840,778 1,365,057 2,205,835
International Equity 1,370,889 – – 1,449,237 1,449,237
Core Bond – 1,383,389 1,404,373 27,178 1,431,551
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
22.1
Balanced $ 3,322,904 $ – $ 8,698,367 $ –
22.2
Core Bond 16,046,105 71,315,892 29,058,960 54,508,152
22.3
Core Equity 46,231,766 – 54,244,432 –
22.4
Growth Equity 19,378,434 – 25,412,384 –
22.5
International Equity 10,680,658 – 8,839,485 –
22.6
Large Cap Responsible Equity 30,828,751 – 34,395,379 –
22.7
Large Cap Value 9,264,384 – 13,279,025 –
22.8
Money Market – 328,843 – –
22.9
Real Estate Securities Select 6,590,652 – 12,283,084 –
23.01
Small Cap Equity 25,313,426 – 29,510,902 –
23.01
Stock Index 8,652,749 – 43,355,541 –

Notes to Financial Statements
(Unaudited) (continued)

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Forward Foreign Currency Contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Credit Default Swap Contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives.
The Funds (other than the Money Market Fund) invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return.
Credit default swap contracts involve one party making a stream of payments (buyer of protection) to another party (seller of protection) in exchange for the right to receive a specified return if/when there is a credit event by a third party. Credit events are agreement specific but may include bankruptcy, failure to pay, or restructuring. When a Fund has bought (sold) protection in a credit default swap upon occurrence of a specific credit event with respect to the underlying referenced entity, the Fund will either (i) receive
(deliver) that security, or an equivalent amount of cash, from the counterparty in exchange for receipt (payment) of the notional amount to the counterparty, or (ii) receive (pay) a net settlement amount of the credit default swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable.
Credit default swaps are “marked-to-market” on a daily basis to reflect the value of the swap agreement at the end of each trading day and are recognized as unrealized appreciation (depreciation) on the Statement of Operations.
Credit default swaps can be settled either directly with the counterparty ("OTC") or through a central clearinghouse ("centrally cleared"). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on credit default swaps on the Statement of Assets and Liabilities.
Fund Average Notional Amount of Futures Contracts Outstanding*
22.6
Large Cap Responsible Equity $ 1,292,582
23.01
Small Cap Equity 855,479
23.01
Stock Index 4,700,189
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Average Notional Amount of Forward Contracts Outstanding*
22.2
Core Bond $ 81,951
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Account Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Core Bond JPMorgan Chase Bank $ 254 $ — $ 254 $ — $ 254
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund's Portfolio of Investments.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on credit default swaps.
The difference between the value of the security received (delivered) and the notional amount delivered (received) as well as payments received or made as a result of a credit event or termination of a contract are recognized as realized gains or losses on the
Statement of Operations.
The maximum potential amount of future payments the Fund could incur as a buyer or seller of protection in a credit default swap contract is limited to the notional amount of the contract. The maximum potential amount would be offset by the recovery value, if any, of the respective referenced entity.
The average notional amount of credit default swap contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
*
Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
Fund Average Notional Amount of Swap Contracts Outstanding*
22.2
Core Bond $ 5,290,000
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Core Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 254 - $ –
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(3,486)
1 1 1 1 1 1 1 1
Small Cap Equity
Futures contracts Equity Unrealized appreciation
on futures contracts
*
15,925 - –
1 1 1 1 1 1 1 1
Stock Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(10,333)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
22.2
Core Bond
Futures contracts Interest rate $ (5,739) $ –
Forward contracts Foreign currency exchange rate – 3,244
Swap contracts Credit (785,835) 625,829
22.6
Large Cap Responsible Equity
Futures contracts Equity 73,277 (20,592)
23.01
Small Cap Equity
Futures contracts Equity (29,412) 14,730
23.01
Stock Index
Futures contracts Equity 490,057 (155,552)

Notes to Financial Statements
(Unaudited) (continued)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
6/30/24
Year Ended
12/31/23
22.1
Balanced Shares Amount Shares Amount
Subscriptions 87,181
$ 1,080,543
247,764
$ 2,931,563
Reinvestments of distributions –
–
299,085
3,334,803
Redemptions (516,744)
(6,417,494)
(552,165)
(6,448,302)
Net increase (decrease) from shareholder transactions (429,563) $ (5,336,951) (5,316) $ (181,936)
Six Months Ended
6/30/24
Year Ended
12/31/23
22.2
Core Bond Shares Amount Shares Amount
Subscriptions 1,124,208
$ 10,225,358
1,568,414
$ 14,180,765
Reinvestments of distributions –
–
690,857
5,989,731
Redemptions (1,379,125)
(12,524,633)
(1,813,872)
(16,335,461)
Net increase (decrease) from shareholder transactions (254,917) $ (2,299,275) 445,399 $ 3,835,035
Six Months Ended
6/30/24
Year Ended
12/31/23
22.3
Core Equity Shares Amount Shares Amount
Subscriptions 395,144
$ 8,003,431
553,040
$ 10,828,379
Reinvestments of distributions –
–
2,306,905
37,694,834
Redemptions (817,261)
(16,456,352)
(1,158,689)
(22,365,439)
Net increase (decrease) from shareholder transactions (422,117) $ (8,452,921) 1,701,256 $ 26,157,774
Six Months Ended
6/30/24
Year Ended
12/31/23
22.4
Growth Equity Shares Amount Shares Amount
Subscriptions 398,494
$ 7,531,806
995,210
$ 15,169,719
Reinvestments of distributions –
–
23,371
363,656
Redemptions (726,830)
(14,217,000)
(1,553,059)
(23,907,405)
Net increase (decrease) from shareholder transactions (328,336) $ (6,685,194) (534,478) $ (8,374,030)
Six Months Ended
6/30/24
Year Ended
12/31/23
22.5
International Equity Shares Amount Shares Amount
Subscriptions 620,498
$ 6,062,146
1,510,263
$ 13,275,221
Reinvestments of distributions –
–
324,420
2,790,012
Redemptions (921,122)
(8,913,974)
(1,713,091)
(15,028,324)
Net increase (decrease) from shareholder transactions (300,624) $ (2,851,828) 121,592 $ 1,036,909
Six Months Ended
6/30/24
Year Ended
12/31/23
22.6
Large Cap Responsible Equity Shares Amount Shares Amount
Subscriptions 139,279
$ 2,785,633
246,846
$ 4,183,682
Reinvestments of distributions –
–
209,359
3,496,296
Redemptions (332,564)
(6,593,354)
(523,181)
(9,017,542)
Net increase (decrease) from shareholder transactions (193,285) $ (3,807,721) (66,976) $ (1,337,564)
Six Months Ended
6/30/24
Year Ended
12/31/23
22.7
Large Cap Value Shares Amount Shares Amount
Subscriptions 240,670
$ 4,668,658
514,970
$ 8,886,382
Reinvestments of distributions –
–
142,906
2,412,256
Redemptions (485,148)
(9,448,377)
(954,536)
(16,368,582)
Net increase (decrease) from shareholder transactions (244,478) $ (4,779,719) (296,660) $ (5,069,944)
Six Months Ended
6/30/24
Year Ended
12/31/23
22.8
Money Market Shares Amount Shares Amount
Subscriptions 51,407,797
$ 51,407,797
72,266,641
$ 72,270,512
Reinvestments of distributions 3,363,218
3,363,218
6,390,348
6,386,477
Redemptions (52,609,148)
(52,609,148)
(80,675,892)
(80,675,892)
Net increase (decrease) from shareholder transactions 2,161,867 $ 2,161,867 (2,018,903) $ (2,018,903)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Six Months Ended
6/30/24
Year Ended
12/31/23
22.9
Real Estate Securities Select Shares Amount Shares Amount
Subscriptions 201,300
$ 2,655,573
489,102
$ 6,401,008
Reinvestments of distributions –
–
150,188
1,778,220
Redemptions (553,537)
(7,267,163)
(1,147,994)
(14,774,347)
Net increase (decrease) from shareholder transactions (352,237) $ (4,611,590) (508,704) $ (6,595,119)
Six Months Ended
6/30/24
Year Ended
12/31/23
23.01
Small Cap Equity Shares Amount Shares Amount
Subscriptions 353,597
$ 4,942,430
601,413
$ 7,643,450
Reinvestments of distributions –
–
167,394
1,997,008
Redemptions (662,430)
(9,274,342)
(807,684)
(10,193,294)
Net increase (decrease) from shareholder transactions (308,833) $ (4,331,912) (38,877) $ (552,836)
Six Months Ended
6/30/24
Year Ended
12/31/23
23.01
Stock Index Shares Amount Shares Amount
Subscriptions 343,246
$ 14,232,237
834,404
$ 29,743,404
Reinvestments of distributions –
–
484,364
17,015,717
Redemptions (1,296,228)
(54,391,563)
(2,009,075)
(71,258,660)
Net increase (decrease) from shareholder transactions (952,982) $ (40,159,326) (690,307) $ (24,499,539)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
22.1
Balanced $57,931,508 $13,328,767 $(4,611,233) $8,717,534
22.2
Core Bond 209,761,848 1,341,805 (14,292,580) (12,950,775)
22.3
Core Equity 129,171,371 83,505,765 (2,050,460) 81,455,305
22.4
Growth Equity 84,244,406 100,867,850 (4,122,313) 96,745,537
22.5
International Equity 109,346,555 42,540,788 (4,696,213) 37,844,575
22.6
Large Cap Responsible Equity 58,477,212 39,485,149 (2,553,205) 36,931,944
22.7
Large Cap Value 52,433,966 32,094,550 (1,561,403) 30,533,147
22.8
Money Market 137,906,477 – – –
22.9
Real Estate Securities Select 41,358,479 23,148,758 (748,950) 22,399,808
23.01
Small Cap Equity 54,101,691 14,561,417 (2,997,464) 11,563,953
23.01
Stock Index 241,601,094 626,408,548 (28,284,658) 598,123,890

Notes to Financial Statements
(Unaudited) (continued)

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”) and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Advisory Agreement between the Adviser and the Funds. The Funds have also entered into an Administrative Service Agreement with the Adviser under which the Funds pay the
Adviser for its costs in providing certain administrative and compliance services to the Funds. The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1,
2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative
Services Agreement.
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares.
Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds.
Effective May 1, 2024, the management fee schedule for each Fund, other than Balanced, Large Cap Responsible Equity, Money
Market and Stock Index, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC
(“Nuveen Fund Advisors”). For the Balanced Fund, Large Cap Responsible Equity Fund, Money Market Fund and Stock Index Fund, the
advisory fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The Adviser and its affiliates have voluntarily agreed to waive Fund fees in order to keep the Fund’s yield non-negative. As of the end of the current fiscal period, the investment management fees and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
22.1
Balanced $1,532,496 $1,617,808 $5,589,788 $– $– $(3,461) $8,736,631
22.2
Core Bond 7,706,550 – (12,237,921) (15,903,700) – 2,295 (20,432,776)
22.3
Core Equity 5,399,150 3,303,514 61,115,141 – – (5,889) 69,811,916
22.4
Growth Equity 440,538 – 71,269,212 (3,542,166) – (8,614) 68,158,970
22.5
International Equity 3,279,582 – 28,587,286 (13,081,670) – (11,800) 18,773,398
22.6
Large Cap Responsible Equity 1,882,141 4,225,375 35,152,936 – – (6,190) 41,254,262
22.7
Large Cap Value 2,464,113 4,221,516 27,015,797 – – (8,392) 33,693,034
22.8
Money Market 2,525 41 – – – – 2,566
22.9
Real Estate Securities Select 1,870,880 – 25,330,786 (1,767,807) – (9,709) 25,424,150
23.01
Small Cap Equity 608,132 736,994 12,487,542 – – (6,261) 13,826,407
23.01
Stock Index 11,668,757 12,118,538 522,562,652 – – (39,883) 546,310,064
Fund Short-Term Long-Term Total
22.1
Balanced $– $– $–
22.2
Core Bond 9,748,857 6,154,843 15,903,700
22.3
Core Equity – – –
22.4
Growth Equity 3,542,166 – 3,542,166
22.5
International Equity 2,273,434 10,808,236 13,081,670
22.6
Large Cap Responsible Equity – – –
22.7
Large Cap Value – – –
22.8
Money Market – – –
22.9
Real Estate Securities Select 63,809 1,703,998 1,767,807
23.01
Small Cap Equity – – –
23.01
Stock Index – – –

As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex –level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Prior to May 1, 2024, the advisory fees charged under the Investment Advisory Agreement with respect to each Fund were made up of one component, and were based upon the average daily net assets of each Fund as follows:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During
the current fiscal period, the values of voluntary compensation were as follows:
Fund Fund-Level Fee Maximum Expense Amounts‡
22.1
Balanced 0.10% 0.10%
22.2
Core Bond 0.14 0.35
22.3
Core Equity 0.29 0.52
22.4
Growth Equity 0.29 0.52
22.5
International Equity 0.34 0.60
22.6
Large Cap Responsible Equity 0.15 0.22
22.7
Large Cap Value 0.29 0.52
22.8
Money Market 0.10 0.15
22.9
Real Estate Securities Select 0.34 0.57
23.01
Small Cap Equity 0.30 0.53
23.01
Stock Index 0.06 0.09
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least April 30, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
For Balanced, Money Market, Large Cap Responsible Equity and Stock Index, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within a Fund.
Fund
Investment Advisory Fee For the
Period January 1, 2024 through
April 30, 2024
22.1
Balanced 0.10%
22.2
Core Bond 0.30
22.3
Core Equity 0.45
22.4
Growth Equity 0.45
22.5
International Equity 0.50
22.6
Large Cap Responsible Equity 0.15
22.7
Large Cap Value 0.45
22.8
Money Market 0.10
22.9
Real Estate Securities Select 0.50
23.01
Small Cap Equity 0.46
23.01
Stock Index 0.06

Notes to Financial Statements
(Unaudited) (continued)

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
As of the end of the reporting period, certain registered separate accounts Nuveen Life, which is a wholly owned subsidiary of TIAA, have various sub-accounts which invest in the Funds.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Nuveen Life Balanced
Fund invests its assets in shares of the affiliated Nuveen Life Funds. Information regarding transactions with affiliated companies is as follows:
Fund Value
22.3
Core Equity $7,315
22.4
Growth Equity 11,124
22.5
International Equity 7,930
22.7
Large Cap Value 1,649
22.9
Real Estate Securities Select 4,881
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 82,541 $ – $ –
Growth Equity 60,106 209,717 (22,174)
Large Cap Value – 61,927 27,329
Small Cap Equity 51,803 31,459 20,430
Stock Index – 1,587,816 697,282
Underlying Fund
Investments in funds
held by Nuveen Life
Investments in funds
held by Life Balanced Total
22.1
Balanced 100% – % 100%
22.2
Core Bond 92 8 100
22.3
Core Equity 98 2 100
22.4
Growth Equity 98 2 100
22.5
International Equity 98 2 100
22.6
Large Cap Responsible Equity 100 – 100
22.7
Large Cap Value 97 3 100
22.8
Money Market 100 – 100
22.9
Real Estate Securities Select 99 1 100
23.01
Small Cap Equity 99 1 100
23.01
Stock Index 100 – 100
Issue
Value at
12/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
6/30/24
Shares at
6/30/24 Dividend Income
Balanced
Core Bond
$ 33,783,255 $ 2,478,503 $ 3,113,646 $ (403,422) $ 494,857 $ 33,239,547 3,620,866 $ –
Core Equity
6,805,089 62,841 1,412,365 248,954 980,393 6,684,912 308,203 –
Growth Equity
6,615,111 98,024 1,204,938 416,888 732,614 6,657,699 314,487 –
International Equity
6,827,828 217,211 972,919 143,271 376,427 6,591,818 660,503 –
Large Cap Value
5,639,885 188,295 909,229 250,583 224,670 5,394,204 269,306 –
Real Estate Securities
Select
1,357,874 153,591 117,965 955 (38,625) 1,355,830 102,404 –
Small Cap Equity
1,348,371 74,921 171,745 17,647 70,734 1,339,928 92,218 –
Stock Index
5,439,065 49,518 795,560 405,406 286,675 5,385,104 121,122 –
$67,816,478 $3,322,904 $8,698,367 $1,080,282 $3,127,745 $66,649,042 5,489,109 $–

9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Funds (other than Money Market Fund) participated in a $1 billion unsecured revolving credit facility that was used for temporary purposes, including, without limitation, the funding of shareholder redemptions. This facility was entered into on June 13, 2023 and expired on June 11, 2024. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility was borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds (other than Money Market), along with certain other funds managed by the Adviser (“Participating
Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating
Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility.
Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

Nuveen Life Balanced Fund

Nuveen Life Core Bond Fund

Nuveen Life Core Equity Fund

Nuveen Life Growth Equity Fund

Nuveen Life International Equity Fund

Nuveen Life Large Cap Responsible Equity Fund

Nuveen Life Large Cap Value Fund

Nuveen Life Money Market Fund

Nuveen Life Real Estate Securities Select Fund

Nuveen Life Small Cap Equity Fund

Nuveen Life Stock Index Fund

The Approval Process

At meetings held on April 18 and 19, 2024 (the “Meeting”), the Board of Trustees (collectively, the “Board” and each Trustee, a “Board Member”) of TIAA-CREF Life Funds (the “Trust”) approved, for each applicable series of the Trust, the renewal of the investment management agreement with Teachers Advisors, LLC (“TAL” and TAL is an “Adviser”) pursuant to which TAL serves as investment adviser to such funds. The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is deemed to be comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the investment management agreement (each an “Advisory Agreement”) with respect to each series listed above (the “Funds”).

In accordance with applicable law, following up to an initial two-year period, the Board considers the renewal of each Advisory Agreement on behalf of the applicable Fund on an annual basis. In addition, the fund complex consists of the group of funds advised by TAL (collectively referred to as the “TC funds”) and the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” and such funds are collectively, the “Nuveen funds”). For clarity, TAL serves as Adviser to the TC funds, including the Funds, and NFAL serves as “Adviser” to the Nuveen funds. The Board Members considered that the prior separate boards of the TC funds and Nuveen funds were consolidated effective in January 2024. Accordingly, at the Meeting, the Board Members considered the review of the advisory agreements for the TC funds as well as reviewed the investment management agreements and sub-advisory agreements for the Nuveen funds. Depending on the appropriate context, references to “the Adviser” may be to TAL with respect to the TC funds and/or NFAL with respect to the Nuveen funds.

The Board Members considered the review of the advisory agreements of the TC funds and the Nuveen funds to be an ongoing process. The Board Members therefore employed the accumulated information, knowledge and experience they had gained during their tenure on the respective board of the TC funds or Nuveen funds (as the case may be) governing the applicable funds and working with the respective investment advisers and sub-advisers, as applicable, in their review of the advisory agreements for the fund complex.

During the course of the year prior to the Meeting, the Board and/or its committees received a wide variety of materials that covered a range of topics relevant to the Board’s annual consideration of the renewal of the advisory agreements, including reports on fund investment results over various periods; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices, including soft dollar arrangements (as applicable); the liquidity and derivatives risk management programs; management of distributions; valuation of securities; payments to

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

financial intermediaries, including 12b-1 expenses (as applicable); securities lending (as applicable); and overall market and regulatory developments. The Board also met periodically with and/or received presentations by key investment professionals managing a fund’s portfolio. In particular, at the Board meeting held on February 27-29, 2024 (the “February Meeting”), the Board and/or its Investment Committee received the annual performance review of the funds as described in further detail below. The presentations, discussions and meetings throughout the year also provide a means for the Board to evaluate and consider the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors. In connection with its annual consideration of the advisory agreements, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the advisory agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Adviser; the consolidation of the Nuveen fund family and TC fund family; a review of product actions advanced in 2023 for the benefit of particular funds and/or the fund complex; a review of the applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; a list of management fee schedules; a review of contractual and/or voluntary expense caps and fee waivers for the TC funds; a description of portfolio manager compensation; a description of the profitability and/or financial data of Nuveen and TAL; and a description of indirect benefits received by the Adviser as a result of its relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective fund to those of a peer universe and, with respect to open-end funds, also to a peer group of funds selected by Broadridge, subject to certain exceptions.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the fund complex is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by the Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met by videoconference in executive session on April 10, 2024 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the advisory agreements for the fund complex. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

The Board’s decisions to renew each Advisory Agreement were not based on a single identified factor, but rather each decision reflected the comprehensive consideration of all the information provided to the Board and its committees

2

throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the funds’ advisory arrangements and oversight of the funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the Adviser’s services provided to each respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as continual program of improvement and innovation aimed at enhancing the funds and fund complex for investors and meeting the needs of an increasingly complex regulatory environment. In particular, over the past several years, the Board considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed in working to consolidate the Nuveen fund family and TC fund family under one centralized umbrella. The Board considered that the organizational changes in bringing together Nuveen, its affiliates and TIAA’s (as defined below) asset management businesses, consolidating the Nuveen and TC fund families and other initiatives were anticipated to provide various benefits for the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. As part of these efforts, the boards of the TC funds and Nuveen funds were consolidated effective in January 2024. In addition, in conjunction with these consolidation efforts, the Board approved at the Meeting changes to fee and breakpoint structures that could provide cost savings to participating funds, as described in further detail below.

The Board also reviewed information regarding other product actions undertaken or continued by management in the 2023 calendar year in seeking to improve the effectiveness of the organization, the product line-up as well as particular funds through, among other things, continuing to review and optimize the product line and gaining efficiencies through mergers and liquidations; reviewing and updating investment policies and benchmarks; implementing fee waivers and/or expense cap changes for certain funds; evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are considered. In its review, the Board considered that the funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the applicable funds have expanded over the years as a result of, among other things, regulatory, market and other developments, such as the adoption of the tailored shareholder report or the revised fund name rule.

In considering the breadth and quality of services TAL and its various teams provide with respect to the TC funds, the Board considered that TAL is responsible for providing various types of investment advisory services, including, among other things, furnishing an investment program for each TC fund; managing the assets of such funds, including conducting

3

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

research, identifying investments and placing orders for the purchase or sale of the portfolio investments for the fund; and evaluating fund performance and implementing changes thereto. The Board further considered that over the course of the 2023 calendar year, the Nuveen global public product team which supports the funds in the fund complex and their shareholders assessed the investment personnel across the investment leadership teams which resulted in additions or other modifications to the portfolio management teams of various funds. The Board also reviewed a description of the compensation structure applicable to certain portfolio managers.

In addition to the above investment advisory services, the Board further considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds. Given the highly regulated industry in which the funds operate, the Board considered the breadth of the Adviser’s compliance program and related policies and procedures. The Board reviewed various initiatives the Adviser’s compliance team undertook or continued in 2023, in part, to address new regulatory requirements, support international business growth and product development, enhance international trading capabilities, enhance monitoring capabilities in light of the new regulatory requirements and guidance and maintain a comprehensive training program. The Board further considered, among other things, that other non-advisory services provided included, among other things, board support and reporting; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); risk management, including reviews of the liquidity risk management and derivatives risk management programs; legal support services; regulatory advocacy; and cybersecurity, business continuity and disaster recovery planning and testing. With respect to the TC funds, the Board considered that certain non-investment and non-distribution services were provided by TAL or its affiliates pursuant to a separate administrative agreement; however, given the consolidation of the TC funds and Nuveen funds with the centralization of services and resources, such administrative agreement was anticipated to be phased out over a three-year period with the administrative services for the Funds to be provided under the respective Advisory Agreements at no additional cost.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the funds, including to enhance global talent, middle office systems, software and international and internal capabilities. The Board considered the access provided by the Adviser and its affiliates to a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the funds including during stressed times. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the applicable funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Adviser

4

In evaluating the quality of the services provided by the Adviser, the Board also considered a variety of investment performance data of the Funds. In this regard, the Board and/or its Investment Committee reviewed, among other things, performance of the Funds over the one-, three- and five-year periods ending December 31, 2023. The Board performed its annual review of fund performance at its February Meeting and an additional review at the April Executive Session and also reviewed and discussed performance data at its other regularly scheduled quarterly meetings throughout the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including management’s analysis of a fund’s performance with particular focus on funds that met certain challenged performance measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

The Board considered that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.

In its evaluation, the Board reviewed fund performance results from different perspectives. In general, subject to certain exceptions, the Board reviewed both absolute and relative fund performance over the various time periods and considered performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds, subject to certain exceptions, and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. With respect to relative performance of a fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. With respect to the Funds, the Board reviewed fund performance relative to a Fund’s benchmark. The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

circumstances, including any differences between the respective fund and its benchmark, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below.

•

For Nuveen Life Balanced Fund (formerly, TIAA-CREF Life Balanced Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Core Bond Fund (formerly, TIAA-CREF Life Core Bond Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Core Equity Fund (formerly, TIAA-CREF Life Growth & Income Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Growth Equity Fund (formerly, TIAA-CREF Life Growth Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2023, the Fund outperformed its benchmark for the one-year period ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life International Equity Fund (formerly, TIAA-CREF Life International Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended December 31, 2023, the Fund outperformed its benchmark for the five-year period ended December 31, 2023. On the basis of the Board’s ongoing review of investment

6

performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Large Cap Responsible Equity Fund (formerly, TIAA-CREF Life Social Choice Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Large Cap Value Fund (formerly, TIAA-CREF Life Large-Cap Value Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Money Market Fund (formerly, TIAA-CREF Life Money Market Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Real Estate Securities Select Fund (formerly, TIAA-CREF Life Real Estate Securities Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2023, the Fund outperformed its benchmark for the one- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Small Cap Equity Fund (formerly, TIAA-CREF Life Small-Cap Equity Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

•

For Nuveen Life Stock Index Fund (formerly, TIAA-CREF Life Stock Index Fund), in considering the performance of the Fund relative to its benchmark, the Board considered that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2023. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s

7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreement.

C. Fees, Expenses and Profitability

  1. Fees and Expenses

As part of its annual review, the Board generally reviewed, among other things, the contractual management fee and net/actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also reviewed information about other expenses and the total operating expense ratio of each Fund (after any fee waivers and/or expense reimbursements). More specifically, the Board Members reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of funds (the “Expense Universe”) and for a more focused subset of comparable funds (the “Expense Group”) established by Broadridge (subject to certain exceptions). The Board Members reviewed the methodology Broadridge employed to establish its Expense Universe and Expense Group (as applicable) and considered that differences between the applicable fund and its respective Expense Universe and/or Expense Group, as well as changes to the composition of the Expense Universe and/or Expense Group from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

The Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective fund. The Board Members also considered, in relevant part, a Fund’s management fee and net total expense ratio in light of the Fund’s performance history, including reviewing certain funds identified by management and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In their evaluation of the fee arrangements for the Funds, the Board Members also reviewed the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective fund (if any). In its review, the Board considered that the management fees of the Nuveen funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow. To extend the ability to share in savings as complex assets increase to the TC funds, the Board approved changes to the management fee schedule of certain TC funds, including the Nuveen Life Core Bond Fund, Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Real Estate Securities Select Fund and Nuveen Life Small Cap Equity Fund (rebranded under the Nuveen name effective May 1, 2024), to include a complex-wide fee component with corresponding changes to the fund-level fee schedule and to phase in assets of the participating TC funds into the calculation of the complex size over a ten-year period. The Board considered management’s representation that there would be no increase to any participating TC fund’s respective advisory agreement fee rate. Rather, the change sought to allow shareholders of participating TC funds to benefit from breakpoints in the fee schedule as a result of increases in the size of the fund complex even if the size of a particular TC fund’s assets did not

8

increase. In addition, in conjunction with the consolidation of the Nuveen funds and TC funds, the TC funds will phase out the separate administrative agreement pursuant to which TAL provided certain administrative services as well as the reimbursement to TAL of certain costs thereunder over a three-year period.

The Board’s considerations regarding the comparative fee data for each of the Funds are set forth below. With respect to the quartile rankings noted below, the first quartile represents the range of funds with the lowest management fee rate or net total expense ratio, as applicable, and the fourth quartile represents the range of funds with the highest management fee rate or net total expense ratio, as applicable. The Board considered that Broadridge only calculates quartiles if a minimum number of peers is available and therefore quartile rankings may not be available for certain Expense Groups and/or Expense Universes.

•

For Nuveen Life Balanced Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Core Bond Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Core Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Growth Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life International Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Large Cap Responsible Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Large Cap Value Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Money Market Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Real Estate Securities Select Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

9

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

•

For Nuveen Life Small Cap Equity Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

•

For Nuveen Life Stock Index Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio each ranked in the first quartile of its Expense Group and Expense Universe. In addition, the Fund’s actual management fee rate and net total expense ratio were below the Expense Group median.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to the Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

  2. Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser and/or its affiliate(s) provide investment management services to other types of clients which may include: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board reviewed the equal weighted average fee or other fee data for the other types of clients managed in a similar manner to certain of the Nuveen funds and TC funds. The Board considered the Adviser’s rationale for the differences in the management fee rates of the funds compared to the management fee rates charged to these other types of clients. In this regard, the Board considered that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the funds compared to that provided to other clients as well as differences in investment policies; regulatory, disclosure and governance requirements; servicing relationships with vendors; the manner of managing such assets; product structure; investor profiles; and account sizes all may contribute to variations in relative fee rates. Further, differences in the client base, governing bodies, distribution, jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. In addition, differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board considered the wide range of services in addition to investment management that the Adviser had provided to the funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. The Board concluded that the varying levels of fees were reasonable given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.

  3. Profitability of the Adviser

In their review, the Board Members reviewed a variety of profitability information relating to TAL as a result of its advisory services to the TC funds. In developing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board Members received profitability data for TAL attributable to the TC funds in the aggregate and on a per-TC fund basis. The Board Members reviewed, among other things, TAL’s profitability margin (pre- and post-distribution expenses) for the TC funds for each

10

year from 2014 to 2023 as well as TAL’s revenue, expenses and net earnings before federal income tax (pre- and post-distribution expenses) from the TC funds for the year ended December 31, 2023 and as compared to December 31, 2022. The Board reviewed the profitability margins (pre- and post-marketing and pre-tax) of TAL for the TC funds for the 2023 fiscal year compared to the profitability margins (pre-marketing (subject to exceptions) and post-marketing and pre-tax) of a peer group of certain asset management firms for the 2022 fiscal year (the most recent year data available). The Board considered that TAL had calculated that it incurred a net loss for the one-year period ended December 31, 2023 with respect to its services to each of the Funds except for the Nuveen Life Stock Index Fund. In evaluating profitability data, the Board Members considered the difficulty in calculating profitability particularly at the individual Fund level given that differing but reasonable allocation methodologies could be employed and lead to significantly different results. The Board Members also reviewed the unaudited financial statements for TAL dated December 31, 2023.

Aside from the profitability data, the Board considered that NFAL and TAL are affiliates of Teachers Insurance and Annuity Association of America (“TIAA”). NFAL is a subsidiary of Nuveen, LLC, the investment management arm of TIAA, and TAL is an indirect wholly owned subsidiary of TIAA. Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2023 and 2022 calendar years to consider the financial strength of TIAA. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the reinvestments the Adviser, its parent and/or other affiliates made into their business through, among other things, the investment of seed capital in certain funds, initiatives in international expansion, investments in infrastructure and continued investments in enhancements to technological capabilities.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable over various time frames in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds in the fund complex, including the Funds, whether these economies of scale have been appropriately shared with such funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are various methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. The Board considered that the Adviser has generally employed one or more of these various methods among the applicable funds. The Board considered that the Funds, however, do not have fund-level breakpoint schedules.

The Board considered that the management fee of TAL for the TC funds was comprised of only a fund-level fee. However, effective May 1, 2024, the Board approved the implementation of a complex-level component to the fee arrangement of certain TC funds, including the Nuveen Life Core Bond Fund, Nuveen Life Core Equity Fund, Nuveen Life Growth Equity Fund, Nuveen Life International Equity Fund, Nuveen Life Large Cap Value Fund, Nuveen Life Real Estate Securities Select

11

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Fund and Nuveen Life Small Cap Equity Fund, pursuant to which the management fee would be comprised of a fund-level component and a complex-level component, subject to certain exceptions. To implement the new structure, the fund-level component was reduced by an amount at least equal to the new complex-level fee component. The complex-level fee component contains its own breakpoint schedule which is designed to deliver the benefits of economies of scale to shareholders when the assets of eligible funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules (if any) are designed to share economies of scale with shareholders if the particular fund grows. The Board considered that the assets of the participating TC funds to be included in the calculation of the complex-wide fee would be phased into the complex-wide assets in determining the complex-level fee over a ten-year period. The Board reviewed the projected shareholder savings derived from such modifications to the complex-wide fee calculation over a ten-year period from 2024 to 2033. The Board considered management’s representation that there will be no increase to any Fund’s respective advisory agreement fee rate. Similarly, the Board considered that certain reimbursements of administrative costs to TAL under its administrative agreement will also be phased out over a three-year period.

In addition to the fund-level and complex-level fee schedules, the Board Members considered the contractual and/or voluntary expense caps (if any) applicable to a Fund. The Board considered that such waivers and reimbursements applicable to the respective funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline.

The Board Members also considered the continued reinvestment in Nuveen/TIAA’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments were not specific to individual funds, but rather incurred across a variety of products and services pursuant to which the family of funds as a whole may benefit. The Board further considered that the Adviser and its affiliates have provided certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex, including the Funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. The funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-advisers to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen. In this regard, the Funds are used primarily as investment options for products offered by an affiliate of the Adviser.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or

12

shareholder services to the open-end funds for which it may be compensated. The Board Members also considered that certain share classes of the funds (subject to certain exceptions) pay 12b-1 fees, some of which may be retained by the Adviser’s affiliate.

The Board Members considered that TAL or its affiliates were reimbursed for certain costs of administrative services pursuant to an administrative agreement; however, such administrative agreement was anticipated to be phased out over time.

In addition, the Board Members considered that the Adviser may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of its clients, although the Board Members also considered that the Adviser reimburses the Funds for all such costs.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by the Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

13

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Life Funds

Date: September 5, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)